UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-00537

_Franklin Custodian Funds
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Custodian
Funds
March 31, 2021
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Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report

Shareholder Letter
Dear Shareholder:
During the six months ended March 31, 2021, the U.S.
economy continued to recover from the effects of the novel
coronavirus (COVID-19) pandemic. U.S. gross domestic
product (GDP) reported in 2020’s third and fourth quarters
showed a substantial recovery from the contraction
experienced in 2020’s first half, based on increased business and residential investment and consumer spending. The
U.S. economy also showed signs of strength during 2021’s
first quarter as federal assistance programs, the acceleration of COVID-19 vaccinations and robust corporate earnings
boosted U.S. equity markets.
Before the reporting period, the U.S. Federal Reserve, in its efforts to support U.S. economic activity, lowered the federal funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
The 10-year U.S. Treasury yield was 0.69% on September
30, 2020, and it increased to 1.74% by the end of March
2021. In this environment, the prices of U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index (S&P
500
®
), rose 18.14%, (the index increasing from 3,363.00 to
3,972.89).
1,2
Investment-grade bonds, as measured by the
Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg
Index), posted a -2.73% total return (an index decrease
from 2,376.13 to 2,311.35), which includes reinvestment of
income and distributions.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Custodian Funds’ semiannual report, covering
Franklin DynaTech Fund, Franklin Focused Growth Fund,
Franklin Growth Fund, Franklin Income Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund,
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Custodian Funds
This letter reflects our analysis and opinions as of March 31,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright
©
2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +19.07% (index total return resulting in an increase from 6,918.83 to 8,238.48).
3. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin DynaTech Fund 4
Franklin Focused Growth Fund 10
Franklin Growth Fund 15
Franklin Income Fund 20
Franklin U.S. Government Securities Fund 27
Franklin Utilities Fund 32
Financial Highlights and Statements of Investments 37
Financial Statements 103
Notes to Financial Statements 113
Shareholder Information 139
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), advanced strongly during the six months
ended March 31, 2021. Stocks continued to recover from
the shock of the novel coronavirus (COVID-19) pandemic
amid a rebound in economic activity as investors anticipated a continued return to normalcy. Two additional rounds of
fiscal stimulus, including direct payments to households,
passed in December 2020 and March 2021, also supported
stock prices. In November 2020, the development of
several vaccines bolstered investor confidence, and the
implementation of mass vaccination programs in early 2021
led to further gains, as U.S. equities reached an all-time high in March 2021.
The U.S. economy was severely impacted by the pandemic,
as business closures and restrictions on gatherings
disrupted everyday life, but record annualized third-quarter
2020 gross domestic product (GDP) growth reported during
the period indicated a rebound. Economic conditions
continued to improve, and the economy grew at a modest
annualized pace in 2020’s fourth quarter. Similarly, the
unemployment rate declined, reaching 6.0% in March
2021 as jobless claims fell and the number of employment
openings began to increase.
1
To support the U.S. economy, the U.S. Federal Reserve
(Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also continued quantitative easing
measures aimed at ensuring credit flows to borrowers and
supporting credit markets with open-ended bond purchasing.
Furthermore, the Fed reiterated that interest rates would
potentially remain low, even if inflation moderately exceeded its 2% target.
The combination of large stimulus payments, increasing
asset prices and rising savings during lockdowns led to the
strengthening of household balance sheets, as wealth levels
rose and credit card debt declined in 2020’s fourth quarter.
Nonetheless, areas of economic weakness remained,
including total employment numbers that stayed well
below pre-pandemic levels. Consumer spending increased
significantly from its low after the pandemic’s onset but
remained muted relative to spending in early 2020. However,
the combination of higher household wealth and pent-up
consumer demand led investors to anticipate a surge in
spending. Consequently, inflation expectations increased to
the highest level in more than 10 years near period-end.
The foregoing information reflects our analysis and opinions as of March 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Franklin DynaTech Fund
This semiannual report for Franklin DynaTech Fund covers
the period ended March 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing primarily
in equity securities of companies that emphasize innovation
and new technologies, have superior management and
that benefit from new industry conditions in the dynamically changing global economy.
Performance Overview
The Fund’s Class A shares posted a +12.71% cumulative
total return for the six months under review. In comparison, the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
total return a +12.44%.
1
Also for comparison, the broad U.S.
stock market as measured by the Standard & Poor’s 500
Index (S&P 500), posted a +19.07% return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the reporting period, the information technology (IT)
sector contributed most to the Fund’s absolute performance.
Other sector contributors during the six-month period,
included communication services, consumer discretionary
and health care.
Within IT, contributors included internet software solutions provider HubSpot, information and services firm Microsoft
and automotive artificial intelligence solutions provider
Cerence, which builds automotive cognitive assistance
solutions to power intuitive interactions between
automobiles, drivers and passengers. Digital and mobile
payment provider PayPal, and cloud-based communication
platform Twilio, which offers a comprehensive web-
based communication services solution, also contributed.
Additionally, most of the Fund’s positions in semiconductor
Portfolio Composition
3/31/21
% of Total
Net Assets
Software 20.1%
IT Services 15.1%
Internet & Direct Marketing Retail 13.1%
Interactive Media & Services 9.4%
Semiconductors & Semiconductor Equipment 7.7%
Health Care Equipment & Supplies 6.3%
Life Sciences Tools & Services 4.6%
Entertainment 4.2%
Health Care Technology 2.5%
Capital Markets 2.0%
Automobiles 1.8%
Biotechnology 1.7%
Equity Real Estate Investment Trusts (REITs) 1.4%
Other 8.0%
Short-Term Investments & Other Net Assets 2.1%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
42
.

Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
chip makers and semiconductor fabrication equipment
manufacturers posted high, double-digit percentage gains,
including Lam Research and ASML Holding.
Within the communication services sector, two of the Fund’s
largest overall contributors were Google’s parent holding
company, Alphabet, and Singapore-based consumer
internet company Sea. Multinational technology giant
Alphabet continued to garner market share and strong
profitability from its internet-related services and products, which include online advertising technologies, its ubiquitous search engine, cloud computing, software, and hardware.
Sea, meanwhile, has an unusual business model that has
catalyzed a tremendous spike in demand across the three
highly popular segments in which it operates: digital gaming/
entertainment, e-commerce, and digital financial services.
The stock continued to rise sharply from its pandemic
lows as its gaming division, Garena, has emerged as the
dominant player in Southeast Asia and Taiwan, while its
online shopping platform, Shopee, is now the e-commerce
leader in that region, having surpassed industry giant Alibaba
Group Holding (also held by the Fund) along the way. The
company also saw its fintech push gain traction as total
payment volumes have increased along with the number of
consumers utilizing Sea’s mobile wallet services. Sea also
secured a digital banking license in Singapore, paving the
way for it to become a leading regional financial services
player.
Within the consumer discretionary sector, electric vehicle
manufacturer Tesla had a positive impact on absolute
returns. Tesla had a banner half-year as it was added to the
S&P 500 Index (and other major indexes), thereby increasing
the bullish momentum that has powered a multifold increase
in its share price. Tesla continued to demonstrate its ability to grow quickly amid soaring vehicle deliveries and recent
quarterly earnings reports passed consensus expectations.
Investors were further encouraged by the strong reception of its more-affordable Model Y vehicle in China as the company
quickly progressed to full production capacity in the country after initial production began during the fourth quarter of
2020.
The health care sector also contributed with robust overall
returns from Wuxi Biologics Cayman, which engages in
discovery, development and manufacturing of biologics.
Health care providers such as Guardant Health and
UnitedHealth Group also booked solid, double-digit
percentage gains during the six-month period.
Conversely, the real estate sector detracted, though the
impact was muted due to the portfolio’s low exposure
(averaging just over 2% of total net assets). All of the other major detractors were individual securities that reduced
our overall gains in other sectors, including Alibaba Group
Holding in the consumer discretionary sector; iRhythm
Technologies (not held at period-end) in health care; and
saleforce.com in IT.
Chinese e-commerce giant Alibaba’s stock has languished
somewhat recently despite delivering good financial results.
This was due, in part, to recent controversy around founder
Jack Ma and the aborted IPO for Ant Financial (not held by
the Fund), of which Alibaba holds a one-third stake. Antitrust concerns in China have been an added drag. Furthermore,
Alibaba was facing stiffer competition in the e-commerce
space from JD.com and discount-buying upstart Pinduoduo,
both of which were also held by the fund.
Cardiac device maker iRhythm saw its stock price soar in
2020 on strong revenue growth driven by increased demand
for its heart sensors. Patients can wear iRhythm’s biosensors to help detect heart arrhythmia, and investors were attracted to its strong business momentum and the promise of a
large addressable market. This uptrend reversed into a
considerable first quarter 2021 selloff based largely on
concerns over falling Medicare reimbursement rates for the
company’s products when compared to previous levels. We
ultimately liquidated the Fund’s position by period-end.
The equity value of salesforce.com, which through its
software-as-a-service cloud computing platform manages
customer information for organizations of all sizes, has had difficulty regaining traction after reaching a record high in
August 2020. While Salesforce posted revenue growth in
Top 10 Holdings
3/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 6.7%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 3.1%
Software, United States
Alphabet, Inc. 2.8%
Interactive Media & Services, United States
Facebook, Inc. 2.5%
Interactive Media & Services, United States
PayPal Holdings, Inc. 2.4%
IT Services, United States
Sea Ltd. 2.4%
Entertainment, Taiwan
Shopify, Inc. 2.4%
IT Services, Canada
ServiceNow , Inc. 2.2%
Software, United States
NVIDIA Corp. 2.0%
Semiconductors & Semiconductor Equipment,
United States
Adyen NV 1.9%
IT Services, Netherlands

Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
its 2021 fiscal year, some investors grew concerned about
Salesforce’s announced acquisition of remote work and
collaboration platform provider Slack (not held by the Fund), which among other factors had the potential to push the
company’s earnings per share (EPS) into negative territory
in 2021. Specifically, amortization of purchased intangible
assets (when a company realizes the cost of a purchase
over time), and stock-based compensation was slated to be
considerable. Partially as a result of the deal, Salesforce’s
EPS for fiscal year 2022 was downwardly revised, which
contrasted sharply with EPS for the just-completed fiscal
year. Despite Salesforce’s recent market headwinds, the
negative impact of elevated spending levels was by design,
the company still generates healthy free cash flow, and we
believe demand for its best-in-class, cloud-based services
will continue to grow at a rapid pace for years to come.
Thank you for your continued participation in Franklin
Dynatech Fund. We look forward to serving your future
investment needs.
Matthew J. Moberg, CPA
Rupert H. Johnson, Jr.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2021
Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3 /3 1 /2 1
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +12.71%
5
+6.51%
1-Year +71.10% +61.68%
5-Year +224.44% +25.12%
10-Year +425.27% +17.38%
Advisor
6-Month +12.85% +12.85%
1-Year +71.53% +71.53%
5-Year +228.57% +26.86%
10-Year +438.66% +18.34%
See page 8 for Performance Summary footnotes.

Franklin DynaTech Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Investments in fast-growing industries, like the technology and health care sectors (which have historically been volatile) could result in increased price fluctuation, especially over the short term, due to the rapid pace of product change and development and changes in government regulation of companies emphasizing scientific or technological advancement or regulatory approval for new drugs and medical instruments. The
Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net asset values of the Fund at 3/31/21 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.85% 0.86%
Advisor 0.60% 0.61%

Your Fund’s Expenses
Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,127.02 $4.14 $1,021.04 $3.94 0.78%
C $1,000 $1,122.83 $8.09 $1,017.31 $7.69 1.53%
R $1,000 $1,125.67 $5.46 $1,019.80 $5.19 1.03%
R6 $1,000 $1,128.89 $2.44 $1,022.64 $2.32 0.46%
Advisor $1,000 $1,128.52 $2.82 $1,022.28 $2.68 0.53%

franklintempleton.com
Semiannual Report
Franklin Focused Growth Fund
This semiannual report for Franklin Focused Growth Fund
covers the period ended March 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing in an
equity securities portfolio of approximately 20–50 companies that we believe offers a compelling trade-off between growth opportunity, business and financial risk and valuation.
Performance Overview
The Fund’s Class A shares posted a +9.99% cumulative total
return for the six months under review. In comparison, the
Russell 1000
®
Growth Index, which is market capitalization
weighted and measures performance of those Russell 1000
®
Index companies with relatively higher price-to-book ratios
and higher forecasted growth rates, posted a total return of
+12.44%.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios.
In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities
relative to business and financial risks.
Manager’s Discussion
During the six months under review, the information
technology (IT) sector was a top contributor to absolute
performance. Many IT companies reported strong earnings
over the period, including information software and services company Microsoft and payment services provider PayPal.
Microsoft also increased its dividend during the period, which launched its stock higher.
The communication services sector was another key area
of strength for the Fund with a position in Singapore-based
consumer internet company Sea Limited serving as a
catalyst for positive performance. The company generates
revenue from its online gaming and shopping platforms,
which have been more widely adopted since the pandemic.
In the consumer discretionary sector, Tesla, which designs
and manufactures electronic vehicles and MercadoLibre, an
Argentina-based online marketplace, were the Fund’s top
performers. Electric vehicle production reached a one million
Portfolio Composition
3/31/21
% of Total
Net Assets
IT Services 18.4%
Software 16.6%
Internet & Direct Marketing Retail 11.8%
Interactive Media & Services 10.1%
Semiconductors & Semiconductor Equipment 9.9%
Health Care Equipment & Supplies 9.6%
Entertainment 4.6%
Automobiles 3.4%
Electric Utilities 2.2%
Health Care Technology 2.2%
Media 2.1%
Life Sciences Tools & Services 1.6%
Food & Staples Retailing 1.6%
Capital Markets 1.2%
Other 3.3%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 53 .

Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
milestone for Tesla, and its stock rallied to all-time highs.
Strong growth for MercadoLibre was credited to e-commerce
revenues that reached historic highs.
In contrast, within the IT sector, acquisition news pressured the shares of cloud software pioneer salesforce.com, which
purchased a leading collaboration software company to
improve its competitive position.
In the consumer discretionary sector, online and mobile
commerce company Alibaba Group Holding was pressured
by regulatory initiatives from China to prevent monopolistic power of large internet platforms. E-commerce giant
Amazon.com was also a slight drag on the sector with a
pullback of shares following strong performance throughout
the pandemic. There were also concerns about the impact of
COVID-19 related costs on company profits.
In the industrials sector, data analytics provider Verisk
Analytics faced COVID-19 headwinds in its energy and
financials businesses, which dampened its stock. Longer
term, we believe secular growth for the company will be
driven by expanding usage of current digital solutions among its existing client base, the development of new products,
and expansion into adjacent markets. Elsewhere, concerns
about slowing revenue growth dampened the shares of
Veeva Systems, a provider of cloud-based software for the
life sciences industry. We remain constructive on Veeva
Systems with its sizeable exposure to the ongoing cloud
transition by commercial and research-based biopharma and
medical technology organizations.
Thank you for your participation in Franklin Focused Growth
Fund. We look forward to serving your future investment
needs.
Matthew J. Moberg, CPA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
3/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 8.8%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 8.3%
Software, United States
Facebook, Inc. 5.3%
Interactive Media & Services, United States
Shopify, Inc. 4.8%
IT Services, Canada
PayPal Holdings, Inc. 4.0%
IT Services, United States
ServiceNow , Inc. 3.9%
Software, United States
NVIDIA Corp. 3.9%
Semiconductors & Semiconductor Equipment,
United States
Tesla, Inc. 3.4%
Automobiles, United States
Tencent Holdings Ltd. 3.3%
Interactive Media & Services, China
MercadoLibre , Inc. 3.1%
Internet & Direct Marketing Retail, Argentina

Performance Summary as of March 31, 2021
Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +9.99% +3.94%
1-Year +66.08% +56.94%
3-Year +96.25% +22.86%
Since Inception (4/12/16) +192.42% +22.71%
Advisor
6-Month +10.13% +10.13%
1-Year +66.42% +66.42%
3-Year +97.79% +25.53%
Since Inception (4/12/16) +196.15% +24.45%
See page 13 for Performance Summary footnotes.

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramati-
cally if the company fails to meet those projections. The Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are heightened in developing countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 1/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 2/14/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 2/14/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
2/14/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–3/31/21)
Share Class
Shor t-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0703 $0.1389 $0.2092
C $0.0703 $0.1389 $0.2092
R $0.0703 $0.1389 $0.2092
R6 $0.0703 $0.1389 $0.2092
Advisor $0.0703 $0.1389 $0.2092
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.12% 1.95%
Advisor 0.87% 1.70%

Your Fund’s Expenses
Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6) . Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1, 2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,099.88 $5.77 $1,019.44 $5.55 1.10%
C $1,000 $1,095.48 $9.70 $1,015.68 $9.33 1.86%
R $1,000 $1,098.23 $7.41 $1,017.87 $7.12 1.42%
R6 $1,000 $1,101.68 $4.27 $1,020.87 $4.10 0.81%
Advisor $1,000 $1,101.28 $4.46 $1,020.69 $4.29 0.85%

franklintempleton.com
Semiannual Report
Franklin Growth Fund
This semiannual report for Franklin Growth Fund covers the
period ended March 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing
substantially in equity securities of companies that are
leaders in their industries.
Performance Overview
The Fund’s Class A shares posted a +15.05% cumulative
total return for the six months under review. In comparison, the Standard & Poor’s 500 Index (S&P 500), which is
a broad measure of U.S. stock performance, posted a
+19.07% total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
The investment manager’s process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (“ESG”) factors on the
long-term risk and return profile of a company.
Manager’s Discussion
During the six-months under review, the information
technology sector (IT) contributed most to the Fund’s
returns. Many IT companies enjoyed strong earnings over
the period, including semiconductor manufacturer ASML
Holding and information and services firm Microsoft. ASML
Holding continues to benefit from high demand for its
leading-edge chips that power artificial intelligence, 5G and high-performance computing. Microsoft stocks launched
higher after increasing its dividend during the period.
While there were no industrials stocks among our top
contributors, the sector itself delivered solid absolute gains.
In the health care sector, precision instruments manufacturer
Mettler-Toledo International was a top performer. The
company has been benefiting from expansion into China
and growth of its laboratory and industrial businesses. Solid returns in the communication services sector were helped
Portfolio Composition
3/31/21
% of Total
Net Assets
Software 14.7%
IT Services 6.7%
Internet & Direct Marketing Retail 6.0%
Health Care Equipment & Supplies 5.9%
Semiconductors & Semiconductor Equipment 5.3%
Interactive Media & Services 5.1%
Technology Hardware, Storage & Peripherals 5.1%
Life Sciences Tools & Services 4.9%
Road & Rail 4.9%
Pharmaceuticals 4.5%
Machinery 4.2%
Aerospace & Defense 3.9%
Capital Markets 3.7%
Electronic Equipment, Instruments &
Components 2.8%
Other 22.0%
Short-Term Investments & Other Net Assets 0.3%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
60
.

Franklin Growth Fund

franklintempleton.com
Semiannual Report
by a position in Google parent company Alphabet, which has
seen an acceleration in advertising revenue and growth of its services and cloud businesses.
In the consumer discretionary sector, media conglomerate
and theme park operator Walt Disney Company’s successful
streaming platform helped mitigate the negative impacts
from COVID-19 closures of its theme parks and film
business. In contrast, online and mobile commerce company
Alibaba Group Holding was pressured by regulatory
initiatives from China to prevent monopolistic power of large internet platforms. E-commerce giant Amazon.com was
also a slight drag on Fund results with a pullback of shares following strong performance throughout the pandemic.
There were also concerns about the impact of COVID-19
related costs on company profits.
The only sector to produce a modest negative return was
real estate, where the shares of data center operator
Equinix showed some weakness (not held at period-end).
Elsewhere, beverage company Brown-Forman had a small
negative impact on returns in the consumer staples sector.
Thank you for your continued participation in Franklin Growth
Fund. We look forward to serving your future investment
needs.
Serena Perin Vinton, CFA
Lead Portfolio Manager
Chris Anderson
Robert Rendler, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
3/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Apple, Inc. 5.0%
Technology Hardware, Storage & Peripherals,
United States
Amazon.com, Inc. 5.0%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 4.2%
Software, United States
Alphabet, Inc. 3.2%
Interactive Media & Services, United States
Mastercard , Inc. 2.3%
IT Services, United States
Union Pacific Corp. 2.2%
Road & Rail, United States
ServiceNow , Inc. 2.1%
Software, United States
Mettler -Toledo International, Inc. 2.0%
Life Sciences Tools & Services, United States
Intuit, Inc. 1.8%
Software, United States
Walt Disney Co. (The) 1.5%
Entertainment, United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of March 31, 2021
Franklin Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +15.05% +8.72%
1-Year +58.83% +50.09%
5-Year +133.31% +17.13%
10-Year +287.15% +13.85%
Advisor
6-Month +15.20% +15.20%
1-Year +59.22% +59.22%
5-Year +136.23% +18.76%
10-Year +296.93% +14.78%
See page 18 for Performance Summary footnotes.

Franklin Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Historically, the Fund has focused on larger companies. The Fund may also invest in small, relatively new and/or unseasoned companies, which involves additional risks, as the price of these securities can be volatile, particularly over the short term.
The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of adverse developments in such sectors. In addition, the
Fund may invest up to 40% of its net assets in stocks of foreign companies, which involve special risks, including currency fluctuations and economic as well as political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–3/31/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1833 $10.6145 $10.7978
C – $10.6145 $10.6145
R – $10.6145 $10.6145
R6 $0.4731 $10.6145 $11.0876
Advisor $0.3942 $10.6145 $11.0087
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.82% 0.83%
Advisor 0.57% 0.58%

Your Fund’s Expenses
Franklin Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1, 2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,150.49 $4.23 $1,021.00 $3.98 0.79%
C $1,000 $1,146.24 $8.20 $1,017.29 $7.70 1.53%
R $1,000 $1,149.11 $5.55 $1,019.77 $5.22 1.04%
R6 $1,000 $1,152.43 $2.49 $1,022.62 $2.34 0.46%
Advisor $1,000 $1,151.97 $2.90 $1,022.24 $2.72 0.54%

franklintempleton.com
Semiannual Report
Franklin Income Fund
This semiannual report for Franklin Income Fund covers the
period ended March 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.
Performance Overview
The Fund’s Class A shares posted a cumulative total return
of +20.38% for the six months under review. In comparison,
the Fund’s equity benchmark, the Standard & Poor’s 500
Index (S&P 500), which is a broad measure of U.S. stock
performance, posted a +19.07% total return.
1
The Fund’s
secondary benchmark, the blended 50% MSCI USD High
Dividend Yield Index + 25% Bloomberg Barclays High
Yield Very Liquid Index + 25% Bloomberg Barclays U.S.
Aggregate Bond Index (Blended Benchmark), which is a
combination of leading stock and bond indexes, posted
a +9.83% total return.
2
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 23 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In analyzing debt and equity securities, we consider
such factors as a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; changing financial condition and market
recognition of the change; and a security’s relative value
based on such factors as anticipated cash flow, interest or
dividend coverage, asset coverage and earnings. When
choosing investments for the Fund, we apply a bottom-up,
value oriented, long-term approach, focusing on the market
price of a company’s securities relative to the investment
manager’s evaluation of the company’s long-term earning,
asset value and cash flow potential.
Manager’s Discussion
During the period under review, our equity weighting
increased from 64.2% to 73.7%, and our fixed income
weighting decreased from 33.8% to 24.8%. The Fund’s cash
position decreased from 2.0% to 1.5% of total net assets.
The Fund generated positive returns during the period
with strong performance across equity and fixed income.
Increased Fund exposure to the equity market helped drive
strong returns, while lower exposure to interest-rate sensitive fixed income securities led to strong performance from the
Fund relative to its blended benchmark.
Dividend stocks, particularly value-oriented sectors,
outperformed during the period and the equity component
of the Fund’s blended benchmark increased with the MSCI
USA High Dividend Yield Index posting positive returns
for the 6-month period. The Fund’s equity positions also
generated positive returns during the period. Corporate
credit spreads continued to narrow during the period as
economic reopening’s and the lingering positive effects of
the record fiscal and monetary accommodation continued to
support markets. Offsetting narrowing credit spreads were
rising interest-rates, which weighed on the more duration
sensitive portions of the Fund’s benchmark. Fixed income
returns for the Fund outperformed the Fund’s blended
benchmark during the period. Bloomberg Barclays U.S.
Aggregate Bond Index posted negative returns, while
Bloomberg Barclays U.S. High Yield Very Liquid Index
posted positive returns at period-end.
The Fund entered the period with an increased equity
weighting and a decreased fixed income weighting, while
also holding a portion in cash equivalents, as a result
of making a meaningful shift in asset-mix earlier in (FY)
2020. This shift continued over the six-month period, which
continued to maintain the increased equity weighting and
decreased fixed income weighting, while continuing to hold a portion in cash equivalents by period-end.
1. Source: Morningstar.
2. Source: Factset. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
72
.

Franklin Income Fund

franklintempleton.com
Semiannual Report
Fixed Income holdings posted positive returns during the
period with considerable outperformance relative to the
Fund’s blended fixed income benchmark. The Fund’s
duration positioning at the front end of the yield curve in
the face of rising interest-rates was a key source in driving the outperformance, while U.S. 10 Year Treasury yields
increased during the six-month period.
*Includes senior floating rate interests and index-linked notes.
Every corporate credit sector generated positive absolute
returns during the period under review, with health care and energy leading the way in terms of performance contribution
relative to the Fund’s blended benchmark. Our holdings
in U.S. Treasuries and Agency MBS were minor absolute
detractors during the period. However, these positions were
shorter in duration and much smaller in size relative to the benchmark, which resulted in these sectors being positive
contributors relative to the Fund’s blended benchmark.
Corporate credit spreads continued to narrow during the
period under review, which benefited high-yield exposures in particular. High-yield corporate bonds are generally lower in duration than investment-grade corporate bonds. Narrowing
credit spreads and a greater than 100 basis points increase
in U.S. Treasury yields favored high-yield performance within the fixed income asset class.
Within health care, the largest contributor to performance
was high-yield rated hospital company CHS/Community
Health Systems. The company moved past COVID-19
induced disruptions and was able to access both the debt
and equity markets during the period to reduce interest
expense and improve the health of their balance sheet,
which led to a very strong performance. The company
represented the largest position in the Fund during the
period and its strong performance generated half of the total fixed income returns over the period.
In health care outside of CHS/Community Health
Systems, high-yield hospital peer Tenet Healthcare and
pharmaceutical companies Endo and Bausch Health also
benefited Fund returns during the period.
The other large sector contributor to fixed income
performance during the period came from debt securities
in the energy sector. Strong commodity price performance,
increased demand outlooks as the market looked past the
COVID-19 enforced lockdowns as well as company specific
drivers led to strong performance in Chesapeake Energy,
Weatherford International, HighPoint Operating Corporation
and Calumet Specialty Products.
No other corporate sectors stood out in terms of outsized
performance contributions. However, other strong individual
contributors came from the consumer discretionary sector
in holdings of automotive peers Ford Motor and General
Motors as well as casino operator Wynn Las Vegas.
U.S. Treasury and Agency MBS holdings were small
absolute detractors during the period as noted previously.
However, the reduced size and shorter duration of our U.S.
Treasury holdings relative to the Fund’s blended benchmark
led to the strongest relative performance in fixed income
after Health Care and Energy.
Portfolio Composition
3/31/21
% of Total
Net Assets
Pharmaceuticals 9.5%
Health Care Providers & Services 9.1%
Banks 8.6%
Oil, Gas & Consumable Fuels 8.3%
Electric Utilities 7.5%
Semiconductors & Semiconductor Equipment 4.6%
Multi-Utilities 3.8%
Diversified Telecommunication Services 3.5%
Media 2.8%
Aerospace & Defense 2.7%
Insurance 2.6%
Beverages 2.5%
Energy Equipment & Services 2.5%
Software 2.0%
Other 28.5%
Short-Term Investments & Other Net Assets 1.5%
Top Five Fixed Income Holdings
*
3/31/21
Company
Industry , Country
% of Total
Net Assets
a a
CHS/Community Health Systems Inc 5.0%
Health Care Providers & Services , United States
Tenet Healthcare Corp 1.4%
Health Care Providers & Services , United States
DISH DBS Corp 1.3%
Media , United States
Sprint Communications Inc 0.8%
Wireless Telecommunication Services , United
States
Calumet Specialty Products Partners LP /
Calumet Finance Corp 0.8%
Oil, Gas & Consumable Fuels , United States

Franklin Income Fund

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Semiannual Report
*Includes convertible bonds.
Equity holdings increased over the period. As an asset
class, equities outperformed fixed income during the period.
We used considerable weakness earlier in (FY) 2020 to
shift assets out of fixed income and into the equity market.
Dividend paying companies continued to lag through the
beginning of the period under review, which provided an
attractive opportunity for us to continue to add to positions across the equity markets including to common stocks,
convertible securities, and equity linked notes.
All sectors were positive absolute contributors to Fund
performance during the period.
Financials and energy holdings were the largest positive
contributors relative to the Fund’s benchmark during the
period. Consumer discretionary, materials and utilities
holdings provided notable positive contributions as well.
All the Fund’s equity positions in the financials sector were positive contributors during the period amidst rising interest-
rates. Holdings of JPMorgan Chase, MetLife and Bank of
America led returns. Other notable contributors included
Morgan Stanley, Truist Financial and Citigroup.
Energy peers Chevron and Exxon Mobile were notable
positive contributors during the period as a much better
macro supply and demand forecast for the industry led to
strong performance from depressed valuations.
Top performers in the Fund outside of financials and
energy were General Motors, Raytheon Technology, CVS
Health and Southern Company. General Motors saw strong
performance from favorable vehicle sales trends coming
out of the pandemic as well as a favorable reaction to the
company’s commitments in the electronic vehicle space
going forward.
Despite positive absolute contributions, equity holdings in the consumer staples, health care and information technology
sectors were modest detractors in the period relative to the
Fund’s benchmark.
In health care, pharmaceutical companies AstraZeneca
(not held at period-end) and Merck & Company were small
detractors during the period. Unilever in the consumer
staples space as well as Dominion Energy in the utilities
sector were minor negative contributors as well.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions and/or to
initiate and add to positions, which generated gains during
the period under review.
Thank you for your continued participation in Franklin
Income Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Lead Portfolio Manager
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Equity Holdings
*
3/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 2.2%
Oil, Gas & Consumable Fuels , United States
Southern Co. (The) 2.1%
Electric Utilities , United States
Exxon Mobil Corp. 2.0%
Oil, Gas & Consumable Fuels , United States
Procter & Gamble Co. (The) 1.9%
Household Products , United States
Dominion Energy, Inc. 1.8%
Multi-Utilities , United States

Performance Summary as of March 31, 2021
Franklin Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +20.38% +15.87%
1-Year +32.87% +27.89%
5-Year +50.39% +7.68%
10-Year +86.52% +6.03%
Advisor
6-Month +20.13% +20.13%
1-Year +33.51% +33.51%
5-Year +51.48% +8.66%
10-Year +90.56% +6.66%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 4.30% 2.31% 2.31%
Advisor 4.71% 2.66% 2.66%
See page 25 for Performance Summary footnotes.

Franklin Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Net Asset Value
Share Class (Symbol) 3/31/21 9/30/20 Change
A (FKIQX) $2.44 $2.08 +$0.36
A1 (FKINX) $2.44 $2.08 +$0.36
C (FCISX) $2.48 $2.12 +$0.36
R (FISRX) $2.39 $2.04 +$0.35
R6 (FNCFX) $2.43 $2.07 +$0.36
Advisor (FRIAX) $2.42 $2.07 +$0.35
Distributions
(10/1/20–3/31/21)
Share Class
Net Investment
Income
A $0.0574
A1 $0.0586
C $0.0530
R $0.0548
R6 $0.0604
Advisor $0.0598
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.72%
Advisor 0.46% 0.47%

Franklin Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s portfolio includes a substantial portion of higher-yielding, lower-rated corporate bonds and some floating rate loans, which are also higher-yielding and lower-rated. These investments have more credit risk than investment-grade securities and are subject to increased risk of default and potential loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Stock prices fluctuate, sometimes rapidly and dra-
matically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1.The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/21.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
FRANKLIN INCOME FUND

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1, 2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,203.84 $3.99 $1,021.31 $3.66 0.73%
A1 $1,000 $1,204.48 $3.44 $1,021.81 $3.16 0.63%
C $1,000 $1,197.64 $6.17 $1,019.31 $5.67 1.13%
R $1,000 $1,201.44 $5.34 $1,020.08 $4.90 0.98%
R6 $1,000 $1,206.48 $2.22 $1,022.92 $2.04 0.41%
Advisor $1,000 $1,201.31 $2.62 $1,022.56 $2.40 0.48%

franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities Fund
This semiannual report for Franklin U.S. Government
Securities Fund covers the period ended March 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks income by investing at least 80% of its net
assets in U.S. government securities. The Fund presently
invests substantially all of its assets in Government National
Mortgage Association obligations (Ginnie Maes).
Since 1983, the Fund has invested substantially in Ginnie
Mae securities, which carry a guarantee backed by the
full faith and credit of the U.S. government as to the
timely payment of interest and principal.
1
Issued by the
Government National Mortgage Association (GNMA),
Ginnie Maes have been among the highest yielding U.S.
government obligations available.
Performance Overview
The Fund’s Class A shares posted a -0.56% cumulative total
return for the six months under review. In comparison, the
Bloomberg Barclays U.S. Government - Intermediate Index,
the intermediate component of the Bloomberg Barclays
U.S. Government Index, posted a -1.94% total return.
2
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 29 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We currently invest the Fund’s assets substantially in GNMA
obligations. We analyze securities using proprietary models
to help us identify attractive investment opportunities.
Manager’s Discussion
As investors coped with potential inflation concerns related to monetary and fiscal stimulus as well as improving
economic growth expectations, U.S. Treasury yields surged
during the six-month period. The 10-year Treasury yield
rose105 basis points and volatility, as measured by the
Merrill Lynch Option Volatility Estimate (MOVE) Index, also
increased during the period.
Fundamentally, the U.S. housing market remained strong
and housing activity firm. The selloff in rates led to higher mortgage rates, which increased slightly from a historical
low reached in January 2021. From a historical perspective,
mortgage rates are still very low, and should not materially impact affordability.
Overall prepayment activity remained elevated relative to
past prepayments waves despite higher rates and wider
primary and secondary market spreads. After the selloff in
rates, only approximately half of the agency MBS universe
has an incentive to refinance. Refinance applications,
however, have remained stubbornly high and we believe
prepayments should remain elevated over the next 3
months. As we progress through the year and economic
activity continues to pick-up, we expect prepayments to slow.
Additionally, forbearance requests have been declining,
which could lead to lower involuntary prepayments in the
coming months.
Through the end of March 2021, the U.S. Federal Reserve
(Fed) purchased a significantly large amount of agency
MBS. Their sizable purchases of agency MBS should
continue to support the market, potentially limiting spread
widening and keeping spreads range bound, which could
benefit lower coupons.
Portfolio Composition
3/31/21
% of Total
Net Assets
Mortgage-Backed Securities 95.0%
Other 0.4%
Short-Term Investments & Other Net Assets 4.6%
1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
92
.

Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
The Fund maintains a conservative, disciplined investment
strategy and invests primarily in GNMA mortgage pass-
throughs, which remain the only MBS that are backed by
the full faith and credit of the U.S. government—the same
guarantee applicable to U.S. Treasuries.
1
We believe
our collateral-intensive research approach can allow us
to uncover dislocations across the GNMA markets and
associated mispricing of prepayment risk. We continue to
focus on specified pools where we believe our experience
and continual investment in new technologies help us
uncover these discrepancies.
Agency mortgage-backed securities (MBS) posted negative
total returns during the period but outperformed similar
duration U.S. Treasury yields. Within the agency mortgage
pass-through sector, Fannie Mae (FNMA) MBS and Freddie
Mac (FHLMC) MBS were the best performers, while GNMA
MBS lagged. Within the GNMA sector, GNMA I 3.0%, 5.0%
and 4.5% coupons were the best performers, while GNMA II
2.5%, 3.0% and 3.5% coupons lagged.
During the period, the portfolio retained a higher weighting to GNMA IIs (pools of mortgages from multiple issuers) than
GNMA Is (pools of mortgages from single issuers). Over
the period, we added to GNMA II 2.0% and 2.5% coupons,
while reducing exposure to GNMA II 3.5%, 3.0% and 4.5%
coupons. The portfolio’s largest absolute allocations were
in 3.0% and 3.5% coupons at period-end and relative to the
index the portfolio was underweight the 2.0%, 3.5% and
4.0% coupons and overweight the 3.0% coupon and 4.5%
through 6.0% coupons.
The Fund’s underweight allocation to GNMA II 2.0% and
3.5% coupons and overweight allocation to GNMA I 5.0%
benefited performance. Security selection in GNMA II 2.5%
and 3.0% coupons provided a significant contribution to
performance, with additional positive performance from
security selection in GNMA I 4.0%, 5.5% and 6.0% coupons
and GNMA II 4.0% and 5.0% through 6.0% coupons.
Underweight allocation to GNMA II 4.0% and overweight
allocation to GNMA I 3.0%, 5.5% and 6.0% and GNMA II
6.0% detracted from performance.
Thank you for your continued participation in Franklin U.S.
Government Securities Fund. We welcome your comments
and questions and look forward to serving your investment
needs in the years ahead.
Paul Varunok
Neil Dhruv
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2021
Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3 /3 1 /2 1
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month -0.56% -4.29%
1-Year -0.28% -4.02%
5-Year +8.52% +0.88%
10-Year +22.65% +1.67%
Advisor
6-Month -0.44% -0.44%
1-Year -0.20% -0.20%
5-Year +9.52% +1.83%
10-Year +24.69% +2.23%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 2.30% 1.91% 1.91%
Advisor 2.66% 2.24% 2.24%
See page 30 for Performance Summary footnotes.

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepay-
ments. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the
Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/21.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–3/31/21)
Share Class
Net Investment
Income
A $0.0660
A1 $0.0690
C $0.0538
R $0.0581
R6 $0.0766
Advisor $0.0736
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.89% 0.90%
Advisor 0.64% 0.65%

Your Fund’s Expenses
Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $994.35 $4.31 $1,020.61 $4.37 0.87%
A1 $1,000 $994.84 $3.79 $1,021.14 $3.84 0.77%
C $1,000 $992.28 $6.30 $1,018.61 $6.38 1.27%
R $1,000 $993.06 $5.49 $1,019.42 $5.57 1.11%
R6 $1,000 $994.46 $2.58 $1,022.34 $2.62 0.52%
Advisor $1,000 $995.61 $3.08 $1,021.85 $3.12 0.62%

franklintempleton.com
Semiannual Report
Franklin Utilities Fund
This semiannual report for Franklin Utilities Fund covers the period ended March 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks both capital appreciation and current
income by investing at least 80% of its net assets in
the securities of public utility companies. These are
companies that provide electricity, natural gas, water, and
communications services to the public and companies that
provide services to public utilities companies. The Fund
concentrates (invests more than 25% of its total assets)
in companies operating in the utilities industry. The Fund
invests primarily in equity securities, which consist mainly of common stocks.
Performance Overview
The Fund’s Class A shares posted a +11.02% cumulative
total return for the six months under review. In comparison, the S&P 500 Utilities Index, which measures the
performance of all utilities stocks in the S&P 500, posted
a +9.52% total return and the Standard & Poor’s 500
Index (S&P 500), which is a broad measure of U.S. stock
performance, posted a +19.07% total return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 34 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We search for the best return opportunities available in
the global utilities arena with a specific focus on the U.S.
electricity and gas sector. Generally, we seek to invest in
companies producing a high percentage of earnings from
their regulated operations.
Manager’s Discussion
During the six months under review, within the utilities sector, electric utilities, multi-utilities. and oil, gas and consumable fuels drove performance. No industries detracted on an
absolute basis.
Among the individual contributors, renewable power
producer NextEra Energy, contributed to absolute
performance as the company's fundamentals have remained
robust. We believe that the company is well-positioned
for strong long-term growth regardless of the regulatory
environment. NextEra has a significant backlog of renewable
power projects that can be developed cost-effectively, in our view.
Shares of Exelon, a purchaser, transmitter, and distributor
of electricity, also rose during the six-month period. The
company announced that it was separating its generation
and retail business, which includes the company’s nuclear
power plants, from its utility business. Recent earnings
results have been relatively positive, but the company did
caution that the February 2021 winter storm in Texas would
have an impact on its full year 2021 earnings.
Elsewhere, Southern Company, a Georgia-based electric
utilities company, contributed to absolute returns, given the stock’s strong performance during the period. Southern
Company’s most recent earnings report showed that sales
remained resilient, and the company was able to increase its financial guidance for the fiscal year 2021.
Portfolio Composition
3/31/21
% of Total
Net Assets
Electric Utilities 58.3%
Multi-Utilities 33.0%
Gas Utilities 2.7%
Oil, Gas & Consumable Fuels 2.1%
Water Utilities 1.9%
Other 1.7%
Short-Term Investments & Other Net Assets 0.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
101
.

Franklin Utilities Fund

franklintempleton.com
Semiannual Report
Conversely, Dominion Energy, a Virginia-based power
company, hindered the Fund’s performance as the stock
lagged during the period. Results at the company have been
resilient during the pandemic, and Dominion continues to
invest in more sustainable power generation.
Vistra, a Texas-based power company, was a slight detractor
as the shares were volatile late in the reporting period
due to its exposure to the Texas winter storms in February
2021. The company disclosed that it would see a significant
impact to its earnings this year and that cost savings would not be able offset the steep hit and could result in greater uncertainty around the company’s buyback program in the
near term. Fundamentals for Vistra’s business longer-term
look brighter, in our view.
Thank you for your continued participation in Franklin Utilities
Fund. We look forward to serving your future investment
needs.
John C. Kohli, CFA
J. Blair Schmicker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
3/31/21
Company
Industry , Country
% of Total
Net Assets
a a
NextEra Energy, Inc. 11.8%
Electric Utilities, United States
CMS Energy Corp. 4.9%
Multi-Utilities, United States
Dominion Energy, Inc. 4.9%
Multi-Utilities, United States
Duke Energy Corp. 4.5%
Electric Utilities, United States
Exelon Corp. 4.4%
Electric Utilities, United States
Southern Co. (The) 4.2%
Electric Utilities, United States
American Electric Power Co., Inc. 4.1%
Electric Utilities, United States
Sempra Energy 4.0%
Multi-Utilities, United States
Edison International 3.9%
Electric Utilities, United States
DTE Energy Co. 3.7%
Multi-Utilities, United States

Performance Summary as of March 31, 2021
Franklin Utilities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +11.02% +6.86%
1-Year +18.74% +14.29%
5-Year +49.22% +7.51%
10-Year +174.44% +10.20%
Advisor
6-Month +11.17% +11.17%
1-Year +19.03% +19.03%
5-Year +50.78% +8.56%
10-Year +179.34% +10.82%
Share Class
Distribution
Rate
5
30-Day
Standardized
Yield
6
A 2.19% 2.34%
Advisor 2.50% 2.67%
See page 35 for Performance Summary footnotes.

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investing in a Fund concentrating in the utilities sector involves special risks, including increased susceptibility to adverse economic and regulatory developments affecting the sector. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Securities issued by utility companies have been historically sensitive to interest rate changes.
When interest rates fall, utility securities prices, and thus a utilities Fund’s share price, tend to rise; when interest rates rise, their prices generally fall. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
3/31/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 3/31/21 9/30/20 Change
A (FKUQX) $20.19 $19.76 +$0.43
A1 (FKUTX) $20.19 $19.77 +$0.42
C (FRUSX) $20.07 $19.65 +$0.42
R (FRURX) $20.10 $19.68 +$0.42
R6 (FUFRX) $20.38 $19.93 +$0.45
Advisor (FRUAX) $20.38 $19.93 +$0.45
Distributions
(10/1/20–3/31/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2873 $1.4065 $1.6938
A1 $0.2974 $1.4065 $1.7039
C $0.2476 $1.4065 $1.6541
R $0.2625 $1.4065 $1.6690
R6 $0.3199 $1.4065 $1.7264
Advisor $0.3124 $1.4065 $1.7189
Total Annual Operating Expenses
7
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Utilities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1, 2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,110.24 $4.33 $1,020.83 $4.15 0.82%
A1 $1,000 $1,110.20 $3.81 $1,021.32 $3.65 0.72%
C $1,000 $1,108.06 $6.43 $1,018.83 $6.16 1.22%
R $1,000 $1,108.72 $5.62 $1,019.61 $5.38 1.07%
R6 $1,000 $1,112.08 $2.63 $1,022.45 $2.51 0.50%
Advisor $1,000 $1,111.67 $3.02 $1,022.07 $2.89 0.57%

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $121.24 $82.84 $81.16 $63.10 $52.05 $46.04
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.37) (0.38) (0.20) (0.23) (0.18) (0.14)
Net realized and unrealized gains (losses) 15.77 39.44 3.79 19.45 12.92 7.35
Total from investment operations ........ 15.40 39.06 3.59 19.22 12.74 7.21
Less distributions from:
Net realized gains ................. — (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of period .......... $136.64 $121.24 $82.84 $81.16 $63.10 $52.05
Total return
c
....................... 12.70% 47.47% 4.77% 30.88% 25.67% 15.73%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.85% 0.86% 0.86% 0.92% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.78%
e,f
0.84%
e
0.85%
e
0.86%
e,f
0.91%
e
0.90%
Net investment (loss) ................ (0.54)% (0.39)% (0.26)% (0.32)% (0.33)% (0.30)%
Supplemental data
Net assets, end of period (000’s) ........ $10,105,878 $8,378,574 $4,504,434 $3,741,562 $2,498,393 $2,123,082
Portfolio turnover rate ................ 9.14% 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $99.49 $68.60 $68.07 $53.49 $44.71 $40.00
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.72) (0.91) (0.66) (0.65) (0.50) (0.43)
Net realized and unrealized gains (losses) 12.94 32.46 3.10 16.39 10.97 6.34
Total from investment operations ........ 12.22 31.55 2.44 15.74 10.47 5.91
Less distributions from:
Net realized gains ................. — (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of period .......... $111.71 $99.49 $68.60 $68.07 $53.49 $44.71
Total return
c
....................... 12.28% 46.37% 3.97% 29.93% 24.72% 14.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.53% 1.60% 1.61% 1.61% 1.67% 1.66%
Expenses net of waiver and payments by
affiliates .......................... 1.53%
e,f
1.59%
e
1.60%
e
1.61%
e,f
1.66%
e
1.65%
Net investment (loss) ................ (1.29)% (1.14)% (1.01)% (1.07)% (1.08)% (1.05)%
Supplemental data
Net assets, end of period (000’s) ........ $1,260,434 $1,095,702 $597,927 $611,221 $374,502 $318,896
Portfolio turnover rate ................ 9.14% 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $117.13 $80.26 $78.88 $61.51 $50.90 $45.16
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.52) (0.60) (0.39) (0.40) (0.31) (0.26)
Net realized and unrealized gains (losses) 15.24 38.13 3.68 18.93 12.61 7.20
Total from investment operations ........ 14.72 37.53 3.29 18.53 12.30 6.94
Less distributions from:
Net realized gains ................. — (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of period .......... $131.85 $117.13 $80.26 $78.88 $61.51 $50.90
Total return
c
....................... 12.57% 47.09% 4.52% 30.57% 25.36% 15.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.10% 1.11% 1.11% 1.17% 1.16%
Expenses net of waiver and payments by
affiliates .......................... 1.03%
e,f
1.09%
e
1.10%
e
1.11%
e,f
1.16%
e
1.15%
Net investment (loss) ................ (0.79)% (0.63)% (0.51)% (0.57)% (0.58)% (0.55)%
Supplemental data
Net assets, end of period (000’s) ........ $262,458 $221,041 $123,721 $95,925 $47,860 $38,862
Portfolio turnover rate ................ 9.14% 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

ue
a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $127.01 $86.46 $84.31 $65.28 $53.56 $47.15
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.15) (0.05) 0.07 0.04 0.06 0.06
Net realized and unrealized gains (losses) 16.52 41.26 3.99 20.15 13.35 7.55
Total from investment operations ........ 16.37 41.21 4.06 20.19 13.41 7.61
Less distributions from:
Net realized gains ................. — (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of period .......... $143.38 $127.01 $86.46 $84.31 $65.28 $53.56
Total return
c
....................... 12.89% 47.97% 5.15% 31.38% 26.17% 16.21%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.46% 0.50% 0.51% 0.50% 0.49% 0.49%
Expenses net of waiver and payments by
affiliates .......................... 0.46%
e,f
0.50%
e,f
0.50%
e
0.50%
e,f
0.48%
e
0.48%
Net investment income (loss) .......... (0.21)% (0.05)% 0.09% 0.04% 0.10% 0.12%
Supplemental data
Net assets, end of period (000’s) ........ $7,849,067 $5,817,028 $2,473,942 $1,688,595 $457,846 $359,505
Portfolio turnover rate ................ 9.14% 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $125.58 $85.58 $83.56 $64.78 $53.25 $46.96
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.20) (0.15) (0.01) (0.06) (0.04) (0.03)
Net realized and unrealized gains (losses) 16.34 40.81 3.94 20.00 13.26 7.52
Total from investment operations ........ 16.14 40.66 3.93 19.94 13.22 7.49
Less distributions from:
Net realized gains ................. — (0.66) (1.91) (1.16) (1.69) (1.20)
Net asset value, end of period .......... $141.72 $125.58 $85.58 $83.56 $64.78 $53.25
Total return
c
....................... 12.85% 47.83% 5.04% 31.21% 25.98% 16.02%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.60% 0.61% 0.61% 0.67% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.53%
e,f
0.59%
e
0.60%
e
0.61%
e,f
0.66%
e
0.65%
Net investment (loss) ................ (0.29)% (0.15)% (0.01)% (0.07)% (0.08)% (0.05)%
Supplemental data
Net assets, end of period (000’s) ........ $3,646,636 $2,884,489 $1,154,604 $680,066 $712,762 $203,443
Portfolio turnover rate ................ 9.14% 13.82% 20.01% 17.22% 19.85% 22.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments (unaudited), March 31, 2021
Franklin DynaTech Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Aerospace & Defense 0.3%
a
Axon Enterprise, Inc. ................................... United States 400,000 $ 56,968,000
a
TransDigm Group, Inc. ................................. United States 35,000 20,577,200
77,545,200
Automobiles 1.8%
a
Tesla, Inc. ........................................... United States 625,000 417,456,250
Banks 0.1%
Signature Bank ....................................... United States 25,000 5,652,500
a
SVB Financial Group ................................... United States 25,000 12,341,500
17,994,000
Biotechnology 1.7%
a,b
Applied Molecular Transport, Inc. ......................... United States 622,200 27,383,022
a
Argenx SE .......................................... Netherlands 300,000 82,485,101
a
CRISPR Therapeutics AG ............................... Switzerland 500,000 60,925,000
a
Exact Sciences Corp. .................................. United States 60,000 7,906,800
a,b
Invitae Corp. ......................................... United States 1,000,000 38,210,000
a
Iovance Biotherapeutics, Inc. ............................. United States 2,000,000 63,320,000
a
Moderna, Inc. ........................................ United States 25,000 3,273,750
a
Natera, Inc. .......................................... United States 1,000,000 101,540,000
a
Olink Holding AB, ADR ................................. Sweden 68,100 2,451,600
387,495,273
Capital Markets 2.0%
MarketAxess Holdings, Inc. .............................. United States 20,000 9,958,400
Moody's Corp. ........................................ United States 250,000 74,652,500
MSCI, Inc. ........................................... United States 500,000 209,640,000
Tradeweb Markets, Inc., A ............................... United States 2,200,000 162,800,000
457,050,900
Diversified Consumer Services 0.4%
a
Chegg, Inc. .......................................... United States 1,100,000 94,226,000
Diversified Financial Services 0.0%
†
a
Appier Group, Inc. ..................................... Japan 665,700 9,679,630
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 2,050,000 155,000,500
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., A .................................... United States 1,200,000 79,164,000
Keyence Corp. ....................................... Japan 200,000 91,151,248
a
Keysight Technologies, Inc. .............................. United States 200,000 28,680,000
a
Zebra Technologies Corp., A ............................. United States 40,000 19,407,200
218,402,448
Entertainment 4.2%
Activision Blizzard, Inc. ................................. United States 550,000 51,150,000
a
Bilibili, Inc., ADR ...................................... China 200,000 21,412,000
a
Netflix, Inc. .......................................... United States 180,000 93,898,800
Nexon Co. Ltd. ....................................... Japan 359,336 11,659,750
Nintendo Co. Ltd. ..................................... Japan 150,000 84,545,328
a,b
ROBLOX Corp., A ..................................... United States 972,700 63,060,141
a
Sea Ltd., ADR ........................................ Taiwan 2,500,000 558,075,000
a
Spotify Technology SA .................................. United States 300,000 80,385,000
964,186,019
Equity Real Estate Investment Trusts (REITs) 1.4%
Crown Castle International Corp. .......................... United States 500,000 86,065,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc. ......................................... United States 200,000 $ 135,918,000
SBA Communications Corp. ............................. United States 400,000 111,020,000
333,003,000
Health Care Equipment & Supplies 6.3%
Abbott Laboratories .................................... United States 1,400,000 167,776,000
a,b
CryoPort, Inc. ........................................ United States 250,000 13,002,500
Danaher Corp. ....................................... United States 1,300,000 292,604,000
a
DexCom, Inc. ........................................ United States 100,000 35,939,000
a
Edwards Lifesciences Corp. ............................. United States 1,200,000 100,368,000
a
IDEXX Laboratories, Inc. ................................ United States 600,000 293,586,000
a
Inari Medical, Inc. ..................................... United States 800,000 85,600,000
a
Intuitive Surgical, Inc. .................................. United States 210,000 155,177,400
a
Outset Medical, Inc. ................................... United States 110,000 5,982,900
ResMed, Inc. ........................................ United States 400,000 77,608,000
STERIS plc .......................................... United States 500,000 95,240,000
Stryker Corp. ........................................ United States 500,000 121,790,000
1,444,673,800
Health Care Providers & Services 0.8%
a
Accolade, Inc. ........................................ United States 52,500 2,381,925
a
Guardant Health, Inc. .................................. United States 650,000 99,222,500
UnitedHealth Group, Inc. ................................ United States 200,000 74,414,000
176,018,425
Health Care Technology 2.5%
a
Certara, Inc. ......................................... United States 500,000 13,650,000
a
Inspire Medical Systems, Inc. ............................ United States 750,000 155,242,500
a
Teladoc Health, Inc. ................................... United States 829,520 150,765,260
a
Veeva Systems, Inc., A ................................. United States 1,000,000 261,240,000
580,897,760
Hotels, Restaurants & Leisure 0.1%
a,b
Airbnb, Inc., A ........................................ United States 89,400 16,801,836
Industrial Conglomerates 0.4%
Roper Technologies, Inc. ................................ United States 200,000 80,668,000
Interactive Media & Services 9.4%
a
Adevinta ASA ........................................ France 1,000,000 14,733,294
a
Alphabet, Inc., A ...................................... United States 250,000 515,630,000
a
Alphabet, Inc., C ...................................... United States 62,170 128,606,727
a,b
Bumble, Inc., A ....................................... United States 230,600 14,384,828
a
Facebook, Inc., A ..................................... United States 2,000,000 589,060,000
a,c
Kuaishou Technology, 144A, Reg S ........................ China 129,200 4,487,236
a
Match Group, Inc. ..................................... United States 1,000,000 137,380,000
a
Pinterest, Inc., A ...................................... United States 2,500,000 185,075,000
a
Snap, Inc., A ......................................... United States 2,000,000 104,580,000
Tencent Holdings Ltd. .................................. China 5,000,000 399,040,343
a,b
Zillow Group, Inc., C ................................... United States 50,000 6,482,000
a
ZoomInfo Technologies, Inc., A ........................... United States 1,600,000 78,240,000
2,177,699,428
Internet & Direct Marketing Retail 13.1%
a
Alibaba Group Holding Ltd., ADR ......................... China 800,000 181,384,000
a
Amazon.com, Inc. ..................................... United States 500,000 1,547,040,000
a
Booking Holdings, Inc. ................................. United States 40,000 93,193,600
a,b
Chewy, Inc., A ........................................ United States 2,000,000 169,420,000
a,b
Coupang, Inc. ........................................ South Korea 1,307,400 64,520,190

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a,c
Delivery Hero SE, 144A, Reg S ........................... Germany 750,000 $ 97,204,616
a,b
DoorDash, Inc., A ..................................... United States 50,000 6,556,500
a
Farfetch Ltd., A ....................................... United Kingdom 400,000 21,208,000
a
Fiverr International Ltd. ................................. Israel 1,000,000 217,180,000
a,c
JD Health International, Inc., 144A, Reg S ................... China 750,000 10,910,231
a
JD.com, Inc., ADR ..................................... China 400,000 33,732,000
a,c
Meituan Dianping, B, 144A, Reg S ........................ China 1,000,000 39,024,447
a
MercadoLibre, Inc. .................................... Argentina 300,000 441,642,000
a
Ozon Holdings plc, ADR ................................ Russia 125,000 7,008,750
a
Pinduoduo, Inc., ADR .................................. China 250,000 33,470,000
a
THG plc ............................................ United Kingdom 2,500,000 21,485,810
a,c
Zalando SE, 144A, Reg S ............................... Germany 500,000 48,989,613
3,033,969,757
IT Services 15.1%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 446,243,014
a
Afterpay Ltd. ......................................... Australia 600,000 46,862,450
a
EPAM Systems, Inc. ................................... United States 350,000 138,841,500
a
Globant SA .......................................... Argentina 250,000 51,902,500
Mastercard, Inc., A .................................... United States 1,000,000 356,050,000
a
MongoDB, Inc. ....................................... United States 300,000 80,229,000
a,c
Nuvei Corp., 144A, Reg S ............................... Canada 300,000 18,150,000
a
Okta, Inc. ........................................... United States 400,000 88,172,000
a
PayPal Holdings, Inc. .................................. United States 2,300,000 558,532,000
a
Shopify, Inc., A ....................................... Canada 500,000 551,969,287
a
Snowflake, Inc., A ..................................... United States 201,700 46,245,776
a
Square, Inc., A ....................................... United States 1,500,000 340,575,000
a,c
Trustpilot Group plc, 144A, Reg S ......................... United Kingdom 2,007,100 7,331,455
a
Twilio, Inc., A ......................................... United States 1,000,000 340,760,000
Visa, Inc., A .......................................... United States 1,300,000 275,249,000
a
Wix.com Ltd. ......................................... Israel 500,000 139,610,000
3,486,722,982
Life Sciences Tools & Services 4.6%
a
10X Genomics, Inc., A .................................. United States 565,000 102,265,000
a,b
Berkeley Lights, Inc. ................................... United States 100,000 5,023,000
a
Bio-Rad Laboratories, Inc., A ............................. United States 50,000 28,558,500
a
Evotec SE ........................................... Germany 500,000 18,013,430
a
Illumina, Inc. ......................................... United States 350,000 134,421,000
Lonza Group AG ...................................... Switzerland 250,000 139,839,672
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 500,000 17,820,000
a,b
QIAGEN NV ......................................... United States 65,000 3,164,850
a
Repligen Corp. ....................................... United States 750,000 145,807,500
a,b
Seer, Inc. ........................................... United States 50,000 2,501,000
Thermo Fisher Scientific, Inc. ............................ United States 600,000 273,828,000
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 15,000,000 189,162,562
1,060,404,514
Media 0.8%
a
Charter Communications, Inc., A .......................... United States 130,000 80,212,600
a
Liberty Broadband Corp., A .............................. United States 750,000 108,862,500
189,075,100
Pharmaceuticals 1.0%
a
Catalent, Inc. ........................................ United States 1,500,000 157,965,000
Zoetis, Inc. .......................................... United States 500,000 78,740,000
236,705,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.7%
a
CoStar Group, Inc. .................................... United States 200,000 $ 164,378,000
Road & Rail 0.3%
a
Uber Technologies, Inc. ................................. United States 1,250,000 68,137,500
Semiconductors & Semiconductor Equipment 7.7%
Analog Devices, Inc. ................................... United States 800,000 124,064,000
ASML Holding NV, NYRS ............................... Netherlands 500,000 308,680,000
Entegris, Inc. ......................................... United States 750,000 83,850,000
Infineon Technologies AG ............................... Germany 150,000 6,381,595
Intel Corp. ........................................... United States 750,000 48,000,000
KLA Corp. ........................................... United States 305,000 100,772,000
Lam Research Corp. ................................... United States 500,000 297,620,000
Monolithic Power Systems, Inc. ........................... United States 500,000 176,605,000
NVIDIA Corp. ........................................ United States 875,000 467,188,750
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 800,000 94,624,000
Teradyne, Inc. ........................................ United States 550,000 66,924,000
Texas Instruments, Inc. ................................. United States 25,000 4,724,750
1,779,434,095
Software 20.1%
a,b
ACV Auctions, Inc., A .................................. United States 121,800 4,215,498
a
Adobe, Inc. .......................................... United States 600,000 285,222,000
a
ANSYS, Inc. ......................................... United States 400,000 135,824,000
a
Aspen Technology, Inc. ................................. United States 325,000 46,907,250
a
Atlassian Corp. plc, A .................................. United States 1,000,000 210,760,000
a
Autodesk, Inc. ........................................ United States 550,000 152,432,500
a
Avalara, Inc. ......................................... United States 900,000 120,087,000
Bentley Systems, Inc., B ................................ United States 225,000 10,559,250
a
Bill.com Holdings, Inc. .................................. United States 200,000 29,100,000
a
Cadence Design Systems, Inc. ........................... United States 1,150,000 157,538,500
a
Cerence, Inc. ........................................ United States 1,500,000 134,370,000
a
Coupa Software, Inc. ................................... United States 350,000 89,068,000
a
Crowdstrike Holdings, Inc., A ............................. United States 700,000 127,757,000
a
Datadog, Inc., A ...................................... United States 950,000 79,173,000
a
DocuSign, Inc. ....................................... United States 1,350,000 273,307,500
a
Five9, Inc. ........................................... United States 100,000 15,633,000
a
HubSpot, Inc. ........................................ United States 600,000 272,526,000
Intuit, Inc. ........................................... United States 750,000 287,295,000
a
Lightspeed POS, Inc. .................................. Canada 150,000 9,432,288
Microsoft Corp. ....................................... United States 3,000,000 707,310,000
a
Plaid, Inc. ........................................... Japan 466,600 15,517,609
a
Q2 Holdings, Inc. ..................................... United States 1,000,000 100,200,000
a
RingCentral, Inc., A .................................... United States 450,000 134,046,000
a
salesforce.com, Inc. ................................... United States 1,000,000 211,870,000
a
ServiceNow, Inc. ...................................... United States 1,000,000 500,110,000
a
Synopsys, Inc. ....................................... United States 900,000 223,002,000
a,b
Tuya, Inc., ADR ....................................... China 28,800 608,832
a
Tyler Technologies, Inc. ................................. United States 210,000 89,151,300
a
Workday, Inc., A ...................................... United States 550,000 136,636,500
a
Xero Ltd. ............................................ New Zealand 200,000 19,357,181
a
Zendesk, Inc. ........................................ United States 500,000 66,310,000
4,645,327,208
Specialty Retail 0.6%
a,c
Auto1 Group SE, 144A, Reg S ........................... Germany 100,000 5,669,521
a
Carvana Co. ......................................... United States 500,000 131,200,000
136,869,521

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

s
See Abbreviations on page 138 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. .......................................... United States 1,600,000 $ 195,440,000
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc., B ......................................... United States 250,000 33,222,500
Total Common Stocks (Cost $11,688,109,818) ...................................
22,638,484,646
Short Term Investments 2.3%
a a
Country Shares
a
Value
a
Money Market Funds 1.8%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 408,348,417 408,348,417
Total Money Market Funds (Cost $408,348,417) .................................
408,348,417
Principal
Amount
*
a a a a a
Repurchase Agreements 0.1%
f
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value
$22,372,848)
BNP Paribas Securities Corp. (Maturity Value $13,045,160)
Deutsche Bank Securities, Inc. (Maturity Value $3,131,080)
HSBC Securities (USA), Inc. (Maturity Value $6,196,607)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%,
9/20/42 - 3/15/56; U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 -
2/15/25; and U.S. Treasury Note, 1.63%, 11/15/22
(valued at $22,830,991) .............................. 22,372,845 22,372,845
Total Repurchase Agreements (Cost $22,372,845) ...............................
22,372,845
g
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Country Shares
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 86,108,000 86,108,000
Principal
Amount
*
Repurchase Agreements 0.1%
f
Joint Repurchase Agreement, BNP Paribas SA, 0%, 4/01/21
(Maturity Value $20,911,487)
Collateralized by U.S. Government Bond, 6%, 2/15/26; U.S.
Government Bonds, Strips, 11/15/22 - 11/15/25; U.S. Treasury
Notes, 0.125% - 1.875%, 2/28/22 - 2/28/23; and U.S. Treasury Bill,
Discount Note, 7/20/21 (valued at $21,329,717) ............. 20,911,487 20,911,487
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $107,019,487) ..........................................................
107,019,487
Total Short Term Investments (Cost $537,740,749 ) ...............................
537,740,749
a
Total Investments (Cost $12,225,850,567) 100.2% ...............................
$23,176,225,395
Other Assets, less Liabilities (0.2)% ...........................................
(51,752,052)
Net Assets 100.0% ...........................................................
$23,124,473,343

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2021. See Note 1(h).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $867,172,695, representing 3.8% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding joint repurchase agreement.
g
See Note 1(h) regarding securities on loan.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended
September 30,
2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $25.05 $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................... (0.10) (0.10)
Net realized and unrealized gains (losses) ................................................ 2.60 4.99
Total from investment operations ......................................................... 2.50 4.89
Less distributions from:
Net realized gains .................................................................. (0.21) —
Net asset value, end of period ........................................................... $27.34 $25.05
Total return
d
........................................................................ 9.99% 24.26%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 1.36% 1.81%
Expenses net of waiver and payments by affiliates ............................................ 1.10% 1.10%
Net investment (loss) ................................................................. (0.72)% (0.72)%
Supplemental data
Net assets, end of period (000’s) ......................................................... $52,727 $26,793
Portfolio turnover rate ................................................................. 13.04% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended
September 30,
2020
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $24.94 $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................... (0.20) (0.21)
Net realized and unrealized gains (losses) ................................................ 2.58 4.99
Total from investment operations ......................................................... 2.38 4.78
Less distributions from:
Net realized gains .................................................................. (0.21) —
Net asset value, end of period ........................................................... $27.11 $24.94
Total return
d
........................................................................ 9.55% 23.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 2.12% 2.56%
Expenses net of waiver and payments by affiliates ............................................ 1.86% 1.85%
Net investment (loss) ................................................................. (1.47)% (1.47)%
Supplemental data
Net assets, end of period (000’s) ......................................................... $5,953 $3,931
Portfolio turnover rate ................................................................. 13.04% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended
September 30,
2020
a
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $25.06 $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................... (0.14) (0.11)
Net realized and unrealized gains (losses) ................................................ 2.60 5.01
Total from investment operations ......................................................... 2.46 4.90
Less distributions from:
Net realized gains .................................................................. (0.21) —
Net asset value, end of period ........................................................... $27.31 $25.06
Total return
d
........................................................................ 9.82% 24.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 1.69% 1.65%
Expenses net of waiver and payments by affiliates ............................................ 1.42% 1.04%
Net investment (loss) ................................................................. (1.03)% (0.77)%
Supplemental data
Net assets, end of period (000’s) ......................................................... $685 $643
Portfolio turnover rate ................................................................. 13.04% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended
September 30,
2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $25.10 $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................... (0.06) (0.07)
Net realized and unrealized gains (losses) ................................................ 2.61 5.01
Total from investment operations ......................................................... 2.55 4.94
Less distributions from:
Net realized gains .................................................................. (0.21) —
Net asset value, end of period ........................................................... $27.44 $25.10
Total return
d
........................................................................ 10.17% 24.50%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 1.07% 2.08%
Expenses net of waiver and payments by affiliates ............................................ 0.81% 0.85%
Net investment (loss) ................................................................. (0.42)% (0.52)%
Supplemental data
Net assets, end of period (000’s) ......................................................... $72 $65
Portfolio turnover rate ................................................................. 13.04% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2016
a
2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.10 $17.62 $17.24 $13.36 $10.93 $10.00
Income from investment operations
b
:
Net investment (loss)
c
.............. (0.06) (0.09) (0.06) (0.05) (0.02) (0.01)
Net realized and unrealized gains (losses) 2.60 8.66 0.52 3.93 2.49 0.94
Total from investment operations ........ 2.54 8.57 0.46 3.88 2.47 0.93
Less distributions from:
Net investment income .............. — — (0.01) — (0.01) —
Net realized gains ................. (0.21) (1.09) (0.07) — (0.03) —
Total distributions ................... (0.21) (1.09) (0.08) — (0.04) —
Net asset value, end of period .......... $27.43 $25.10 $17.62 $17.24 $13.36 $10.93
Total return
d
....................... 10.13% 51.20% 2.80% 29.04% 22.78% 9.30%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.12% 2.04% 2.41% 2.23% 2.31% 4.76%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.88% 1.00% 1.00%
f
1.00%
f
1.00%
Net investment (loss) ................ (0.46)% (0.41)% (0.36)% (0.34)% (0.20)% (0.18)%
Supplemental data
Net assets, end of period (000’s) ........ $21,090 $16,747 $4,404 $4,310 $3,341 $2,732
Portfolio turnover rate ................ 13.04% 33.93% 28.65% 14.47% 28.48% 7.46%
a
For the period April 12, 2016 (commencement of operations) to September 30, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Automobiles 3.4%
a
Tesla, Inc. ........................................... United States 4,082 $ 2,726,490
Capital Markets 1.2%
MSCI, Inc. ........................................... United States 2,258 946,734
Diversified Financial Services 0.0%
†
a
Appier Group, Inc. ..................................... Japan 2,400 34,897
Electric Utilities 2.2%
NextEra Energy, Inc. ................................... United States 23,503 1,777,062
Entertainment 4.6%
a
Netflix, Inc. .......................................... United States 1,348 703,198
a
ROBLOX Corp., A ..................................... United States 12,041 780,618
a
Sea Ltd., ADR ........................................ Taiwan 9,831 2,194,574
3,678,390
Equity Real Estate Investment Trusts (REITs) 1.2%
Crown Castle International Corp. .......................... United States 5,419 932,773
Food & Staples Retailing 1.6%
Costco Wholesale Corp. ................................ United States 3,691 1,301,004
Health Care Equipment & Supplies 9.6%
Abbott Laboratories .................................... United States 13,162 1,577,334
Danaher Corp. ....................................... United States 9,955 2,240,672
a
IDEXX Laboratories, Inc. ................................ United States 4,516 2,209,724
a
Intuitive Surgical, Inc. .................................. United States 2,265 1,673,699
7,701,429
Health Care Technology 2.2%
a
Veeva Systems, Inc., A ................................. United States 6,782 1,771,730
Interactive Media & Services 10.1%
a
Facebook, Inc., A ..................................... United States 14,482 4,265,383
a
Pinterest, Inc., A ...................................... United States 17,139 1,268,800
Tencent Holdings Ltd. .................................. China 33,117 2,643,004
8,177,187
Internet & Direct Marketing Retail 11.8%
a
Amazon.com, Inc. ..................................... United States 2,282 7,060,691
a
MercadoLibre , Inc. .................................... Argentina 1,678 2,470,251
9,530,942
IT Services 18.4%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,100 2,454,337
Mastercard , Inc., A .................................... United States 5,885 2,095,354
a
PayPal Holdings, Inc. .................................. United States 13,110 3,183,632
a
Shopify, Inc., A ....................................... Canada 3,513 3,878,136
a
Square, Inc., A ....................................... United States 7,937 1,802,096
a
Twilio , Inc., A ......................................... United States 4,187 1,426,762
14,840,317
Life Sciences Tools & Services 1.6%
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 104,439 1,317,063
Media 2.1%
a
Charter Communications, Inc., A .......................... United States 2,714 1,674,592
Personal Products 1.1%
Estee Lauder Cos., Inc. (The), A .......................... United States 3,151 916,468

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Focused Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

s
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 1.0%
a
CoStar Group, Inc. .................................... United States 960 $ 789,014
Semiconductors & Semiconductor Equipment 9.9%
Analog Devices, Inc. ................................... United States 10,325 1,601,201
ASML Holding NV, NYRS ............................... Netherlands 2,684 1,656,994
NVIDIA Corp. ........................................ United States 5,879 3,138,975
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 13,086 1,547,812
7,944,982
Software 16.6%
a
Adobe, Inc. .......................................... United States 3,172 1,507,874
a
Atlassian Corp. plc, A .................................. United States 3,164 666,845
Microsoft Corp. ....................................... United States 28,264 6,663,803
a
salesforce.com, Inc. ................................... United States 6,330 1,341,137
a
ServiceNow , Inc. ...................................... United States 6,322 3,161,695
13,341,354
Total Common Stocks (Cost $65,716,587) ......................................
79,402,428
Short Term Investments 1.2%
a a
Country Shares
a
Value
a
Money Market Funds 1.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 929,528 929,528
Total Money Market Funds (Cost $929,528) .....................................
929,528
Total Short Term Investments (Cost $929,528 ) ..................................
929,528
a
Total Investments (Cost $66,646,115) 99.8% ....................................
$80,331,956
Other Assets, less Liabilities 0.2% .............................................
194,564
Net Assets 100.0% ...........................................................
$80,526,520
See abbreviations on page 138 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $3,771,400, representing 4.7% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $129.91 $110.04 $107.59 $91.61 $78.54 $72.40
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.33 0.46 0.41 0.40 0.47
c
Net realized and unrealized gains (losses) 18.92 25.99 3.47 18.18 15.56 8.51
Total from investment operations ........ 18.94 26.32 3.93 18.59 15.96 8.98
Less distributions from:
Net investment income .............. (0.18) (0.46) (0.44) (0.36) (0.39) (0.47)
Net realized gains ................. (10.62) (5.99) (1.04) (2.25) (2.50) (2.37)
Total distributions ................... (10.80) (6.45) (1.48) (2.61) (2.89) (2.84)
Net asset value, end of period .......... $138.05 $129.91 $110.04 $107.59 $91.61 $78.54
Total return
d
....................... 15.05% 25.09% 3.79% 20.72% 21.12% 12.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.82% 0.83% 0.83% 0.88% 0.88%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.79%
g
0.81% 0.83%
g
0.83%
g
0.87% 0.86%
Net investment income ............... 0.03% 0.29% 0.45% 0.41% 0.47% 0.63%
c
Supplemental data
Net assets, end of period (000’s) ........ $12,345,523 $10,990,297 $9,157,154 $9,044,834 $8,051,641 $7,628,523
Portfolio turnover rate ................ 3.80% 9.01% 4.91%
h
6.05%
h
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.50%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $117.27 $100.21 $98.38 $84.25 $72.60 $67.17
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.43) (0.47) (0.29) (0.30) (0.21) (0.08)
c
Net realized and unrealized gains (losses) 17.00 23.52 3.16 16.68 14.36 7.88
Total from investment operations ........ 16.57 23.05 2.87 16.38 14.15 7.80
Less distributions from:
Net realized gains ................. (10.61) (5.99) (1.04) (2.25) (2.50) (2.37)
Net asset value, end of period .......... $123.23 $117.27 $100.21 $98.38 $84.25 $72.60
Total return
d
....................... 14.62% 24.16% 3.02% 19.82% 20.21% 11.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.53% 1.57% 1.58% 1.58% 1.63% 1.63%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.53%
g
1.56% 1.58%
g
1.58%
g
1.62% 1.61%
Net investment (loss) ................ (0.71)% (0.46)% (0.30)% (0.34)% (0.28)% (0.12)%
c
Supplemental data
Net assets, end of period (000’s) ........ $759,731 $727,093 $704,217 $1,060,258 $930,751 $846,965
Portfolio turnover rate ................ 3.80% 9.01% 4.91%
h
6.05%
h
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.25)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $129.28 $109.49 $107.00 $91.13 $78.14 $71.93
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.15) 0.05 0.21 0.16 0.19 0.29
c
Net realized and unrealized gains (losses) 18.83 25.86 3.46 18.09 15.51 8.45
Total from investment operations ........ 18.68 25.91 3.67 18.25 15.70 8.74
Less distributions from:
Net investment income .............. — (0.13) (0.14) (0.13) (0.21) (0.16)
Net realized gains ................. (10.61) (5.99) (1.04) (2.25) (2.50) (2.37)
Total distributions ................... (10.61) (6.12) (1.18) (2.38) (2.71) (2.53)
Net asset value, end of period .......... $137.35 $129.28 $109.49 $107.00 $91.13 $78.14
Total return
d
....................... 14.91% 24.78% 3.54% 20.42% 20.81% 12.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.07% 1.08% 1.08% 1.13% 1.13%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.04%
g
1.06% 1.08%
g
1.08%
g
1.12% 1.11%
Net investment income (loss) .......... (0.22)% 0.04% 0.20% 0.16% 0.22% 0.38%
c
Supplemental data
Net assets, end of period (000’s) ........ $405,801 $420,082 $435,331 $524,960 $510,317 $477,221
Portfolio turnover rate ................ 3.80% 9.01% 4.91%
h
6.05%
h
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.25%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $130.31 $110.37 $107.90 $91.90 $78.79 $72.69
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.71 0.83 0.77 0.74 0.78
c
Net realized and unrealized gains (losses) 18.97 26.06 3.47 18.22 15.59 8.56
Total from investment operations ........ 19.21 26.77 4.30 18.99 16.33 9.34
Less distributions from:
Net investment income .............. (0.47) (0.84) (0.79) (0.74) (0.72) (0.87)
Net realized gains ................. (10.62) (5.99) (1.04) (2.25) (2.50) (2.37)
Total distributions ................... (11.09) (6.83) (1.83) (2.99) (3.22) (3.24)
Net asset value, end of period .......... $138.43 $130.31 $110.37 $107.90 $91.90 $78.79
Total return
d
....................... 15.24% 25.51% 4.16% 21.17% 21.61% 13.05%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.46% 0.48% 0.48% 0.47% 0.46% 0.46%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.46%
g
0.48%
g
0.48%
g
0.46% 0.45% 0.44%
Net investment income ............... 0.35% 0.63% 0.80% 0.78% 0.89% 1.05%
c
Supplemental data
Net assets, end of period (000’s) ........ $3,087,363 $2,999,370 $2,545,800 $2,634,455 $1,700,993 $1,247,825
Portfolio turnover rate ................ 3.80% 9.01% 4.91%
h
6.05%
h
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.92%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $130.38 $110.41 $107.95 $91.90 $78.80 $72.67
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.62 0.72 0.66 0.60 0.65
c
Net realized and unrealized gains (losses) 18.99 26.07 3.47 18.23 15.61 8.56
Total from investment operations ........ 19.18 26.69 4.19 18.89 16.21 9.21
Less distributions from:
Net investment income .............. (0.39) (0.73) (0.69) (0.59) (0.61) (0.71)
Net realized gains ................. (10.62) (5.99) (1.04) (2.25) (2.50) (2.37)
Total distributions ................... (11.01) (6.72) (1.73) (2.84) (3.11) (3.08)
Net asset value, end of period .......... $138.55 $130.38 $110.41 $107.95 $91.90 $78.80
Total return
d
....................... 15.20% 25.41% 4.05% 21.02% 21.43% 12.85%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.57% 0.58% 0.58% 0.63% 0.63%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.54%
g
0.56% 0.58%
g
0.58%
g
0.62% 0.61%
Net investment income ............... 0.28% 0.54% 0.70% 0.66% 0.72% 0.88%
c
Supplemental data
Net assets, end of period (000’s) ........ $3,830,373 $3,549,412 $3,154,342 $3,139,208 $2,801,153 $1,998,483
Portfolio turnover rate ................ 3.80% 9.01% 4.91%
h
6.05%
h
5.60% 7.53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.75%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 .

Franklin Custodian Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Aerospace & Defense 3.9%
BWX Technologies, Inc. ................................ United States 1,395,585 $ 92,024,875
Lockheed Martin Corp. ................................. United States 491,971 181,783,285
a
Mercury Systems, Inc. .................................. United States 809,208 57,170,545
Northrop Grumman Corp. ............................... United States 838,136 271,254,335
Raytheon Technologies Corp. ............................ United States 2,448,182 189,171,023
791,404,063
Auto Components 0.4%
a
Aptiv plc ............................................ United States 607,271 83,742,671
Beverages 2.8%
Brown-Forman Corp., B ................................ United States 1,598,904 110,276,409
Constellation Brands, Inc., A ............................. United States 548,723 125,108,844
a
Monster Beverage Corp. ................................ United States 2,680,594 244,175,308
PepsiCo, Inc. ........................................ United States 639,563 90,466,186
570,026,747
Biotechnology 2.0%
AbbVie, Inc. ......................................... United States 452,614 48,981,887
Amgen, Inc. ......................................... United States 661,595 164,611,452
a
Deciphera Pharmaceuticals, Inc. .......................... United States 573,931 25,735,066
a
Iovance Biotherapeutics , Inc. ............................. United States 406,741 12,877,420
a
Mirati Therapeutics, Inc. ................................ United States 267,000 45,737,100
a
Neurocrine Biosciences, Inc. ............................. United States 369,571 35,940,780
a
Olink Holding AB, ADR ................................. Sweden 59,800 2,152,800
a
PTC Therapeutics, Inc. ................................. United States 965,463 45,714,673
a
Regeneron Pharmaceuticals, Inc. ......................... United States 74,848 35,413,583
417,164,761
Building Products 1.3%
Allegion plc .......................................... United States 688,759 86,521,906
Trane Technologies plc ................................. United States 1,082,336 179,191,548
265,713,454
Capital Markets 3.7%
a,b,c,d,e
ArcLight Clean Transition Corp. ........................... United States 1,780,600 29,909,883
BlackRock, Inc. ....................................... United States 226,428 170,717,655
Charles Schwab Corp. (The) ............................. United States 3,001,382 195,630,079
a,b,c,e
Churchill Capital Corp. IV ............................... United States 4,040,405 60,606,075
Intercontinental Exchange, Inc. ........................... United States 1,402,427 156,623,047
MarketAxess Holdings, Inc. .............................. United States 90,147 44,885,994
S&P Global, Inc. ...................................... United States 104,350 36,821,985
Tradeweb Markets, Inc., A ............................... United States 916,652 67,832,248
763,026,966
Chemicals 2.3%
Air Products and Chemicals, Inc. .......................... United States 491,971 138,411,121
a,f
Danimer Scientific, Inc. ................................. United States 214,900 8,112,475
Ecolab, Inc. .......................................... United States 613,649 131,363,842
Linde plc ............................................ United Kingdom 714,866 200,262,561
478,149,999
Commercial Services & Supplies 0.3%
Republic Services, Inc. ................................. United States 640,528 63,636,457
Construction Materials 0.7%
Martin Marietta Materials, Inc. ............................ United States 393,578 132,171,364

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.8%
NextEra Energy, Inc. ................................... United States 2,020,008 $ 152,732,805
Electrical Equipment 0.4%
AMETEK, Inc. ........................................ United States 688,759 87,975,187
Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp., A .................................... United States 2,849,842 188,004,077
Cognex Corp. ........................................ United States 410,654 34,080,175
a
Keysight Technologies, Inc. .............................. United States 720,474 103,315,972
TE Connectivity Ltd. ................................... United States 1,838,883 237,418,184
a
Vontier Corp. ......................................... United States 431,281 13,054,876
575,873,284
Entertainment 1.6%
a
Walt Disney Co. (The) .................................. United States 1,714,262 316,315,624
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle International Corp. .......................... United States 1,125,695 193,765,880
Food Products 0.6%
Lamb Weston Holdings, Inc. ............................. United States 539,519 41,801,932
Mondelez International, Inc., A ............................ United States 1,475,911 86,385,071
128,187,003
Health Care Equipment & Supplies 5.9%
Abbott Laboratories .................................... United States 1,328,321 159,185,989
Danaher Corp. ....................................... United States 1,133,531 255,135,158
a
Edwards Lifesciences Corp. ............................. United States 1,180,733 98,756,508
a
Haemonetics Corp. .................................... United States 983,941 109,227,290
a
Intuitive Surgical, Inc. .................................. United States 415,775 307,232,779
Stryker Corp. ........................................ United States 403,906 98,383,423
Teleflex, Inc. ......................................... United States 424,481 176,354,876
1,204,276,023
Health Care Providers & Services 1.0%
a
Guardant Health, Inc. .................................. United States 156,800 23,935,520
a
Laboratory Corp. of America Holdings ...................... United States 491,971 125,467,364
UnitedHealth Group, Inc. ................................ United States 153,671 57,176,369
206,579,253
Health Care Technology 0.4%
a,f
American Well Corp., A ................................. United States 399,194 6,934,000
a
Certara , Inc. ......................................... United States 249,400 6,808,620
a
Veeva Systems, Inc., A ................................. United States 252,746 66,027,365
79,769,985
Hotels, Restaurants & Leisure 0.5%
a,f
Airbnb, Inc., A ........................................ United States 83,600 15,711,784
a
Las Vegas Sands Corp. ................................. United States 1,547,725 94,039,771
109,751,555
Interactive Media & Services 5.1%
a
Alphabet, Inc., A ...................................... United States 165,056 340,431,301
a
Alphabet, Inc., C ...................................... United States 155,889 322,476,662
a
Facebook, Inc., A ..................................... United States 793,404 233,681,280
a
IAC/InterActiveCorp ................................... United States 295,183 63,851,035
a
Match Group, Inc. ..................................... United States 637,122 87,527,820
1,047,968,098

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 6.0%
a
Alibaba Group Holding Ltd., ADR ......................... China 522,297 $ 118,420,399
a
Amazon.com, Inc. ..................................... United States 332,203 1,027,862,658
a
Booking Holdings, Inc. ................................. United States 29,136 67,882,218
1,214,165,275
IT Services 6.7%
a,g
Adyen NV, 144A, Reg S ................................ Netherlands 59,595 132,969,262
Automatic Data Processing, Inc. .......................... United States 257,059 48,447,910
Mastercard , Inc., A .................................... United States 1,334,308 475,080,363
a
Okta , Inc. ........................................... United States 173,896 38,331,895
a
PayPal Holdings, Inc. .................................. United States 725,315 176,135,495
a
Snowflake, Inc., A ..................................... United States 255,854 58,662,205
a
Twilio , Inc., A ......................................... United States 452,474 154,185,040
Visa, Inc., A .......................................... United States 1,377,517 291,661,675
1,375,473,845
Life Sciences Tools & Services 4.9%
a
10X Genomics, Inc., A .................................. United States 315,266 57,063,146
Agilent Technologies, Inc. ............................... United States 1,279,123 162,627,698
a
Illumina, Inc. ......................................... United States 591,874 227,315,128
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 496,000 17,677,440
a
Mettler -Toledo International, Inc. .......................... United States 356,178 411,631,353
a,f
Seer, Inc. ........................................... United States 42,600 2,130,852
a,g
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 9,367,269 118,129,107
996,574,724
Machinery 4.2%
Caterpillar, Inc. ....................................... United States 384,069 89,054,079
Deere & Co. ......................................... United States 491,971 184,066,030
Fortive Corp. ......................................... United States 1,078,204 76,164,331
Illinois Tool Works, Inc. ................................. United States 983,941 217,962,610
a
Ingersoll Rand, Inc. .................................... United States 955,052 46,998,109
Otis Worldwide Corp. .................................. United States 522,147 35,740,962
Stanley Black & Decker, Inc. ............................. United States 781,107 155,963,635
Xylem, Inc. .......................................... United States 469,300 49,360,974
855,310,730
Media 0.9%
Cable One, Inc. ....................................... United States 78,717 143,923,014
Comcast Corp., A ..................................... United States 790,241 42,759,941
186,682,955
Personal Products 0.1%
Estee Lauder Cos., Inc. (The), A .......................... United States 91,468 26,603,468
Pharmaceuticals 4.5%
f
AstraZeneca plc, ADR .................................. United Kingdom 2,018,704 100,369,963
a
Catalent , Inc. ........................................ United States 2,999,297 315,855,967
Eli Lilly and Co. ....................................... United States 1,232,723 230,297,311
Johnson & Johnson ................................... United States 1,180,828 194,069,082
Merck & Co., Inc. ..................................... United States 983,941 75,852,011
916,444,334
Professional Services 2.5%
a
CoStar Group, Inc. .................................... United States 93,528 76,869,728
Equifax, Inc. ......................................... United States 482,569 87,407,723
IHS Markit Ltd. ....................................... United States 914,914 88,545,377

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Verisk Analytics, Inc. ................................... United States 1,492,799 $ 263,762,655
516,585,483
Road & Rail 4.9%
Canadian National Railway Co. ........................... Canada 983,941 114,117,477
Canadian Pacific Railway Ltd. ............................ Canada 383,971 145,636,361
JB Hunt Transport Services, Inc. .......................... United States 491,971 82,685,566
Kansas City Southern .................................. United States 585,056 154,407,979
a
Uber Technologies, Inc. ................................. United States 1,002,639 54,653,852
Union Pacific Corp. .................................... United States 1,997,400 440,246,934
991,748,169
Semiconductors & Semiconductor Equipment 5.3%
ASML Holding NV, NYRS ............................... Netherlands 403,753 249,260,952
Lam Research Corp. ................................... United States 29,519 17,570,890
Monolithic Power Systems, Inc. ........................... United States 442,775 156,392,558
NVIDIA Corp. ........................................ United States 505,981 270,158,435
NXP Semiconductors NV ............................... Netherlands 666,769 134,247,270
Texas Instruments, Inc. ................................. United States 1,377,517 260,336,938
1,087,967,043
Software 14.6%
a
Adobe, Inc. .......................................... United States 167,687 79,713,369
a
Atlassian Corp. plc, A .................................. United States 216,818 45,696,562
a
Autodesk, Inc. ........................................ United States 769,883 213,373,073
a
Avalara, Inc. ......................................... United States 673,934 89,923,014
a
Bill.com Holdings, Inc. .................................. United States 1,066,191 155,130,791
a,f
Duck Creek Technologies, Inc. ........................... United States 74,649 3,369,656
Intuit, Inc. ........................................... United States 983,941 376,908,439
Microsoft Corp. ....................................... United States 3,653,166 861,306,948
a
Paycom Software, Inc. ................................. United States 186,135 68,881,118
a
PTC, Inc. ........................................... United States 1,184,865 163,096,667
a
Qualtrics International, Inc., A ............................ United States 179,000 5,890,890
a
salesforce.com, Inc. ................................... United States 554,766 117,538,272
a
ServiceNow , Inc. ...................................... United States 870,961 435,576,306
a
Synopsys, Inc. ....................................... United States 522,615 129,493,545
a
Tyler Technologies, Inc. ................................. United States 118,574 50,338,220
a
Workday, Inc., A ...................................... United States 738,265 183,407,174
2,979,644,044
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc. .......................................... United States 8,437,354 1,030,622,791
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., B ......................................... United States 1,874,977 249,165,693
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 2,705,146 136,014,741
Water Utilities 0.5%
American Water Works Co., Inc. .......................... United States 688,759 103,258,749
Total Common Stocks (Cost $5,904,327,946) ....................................
20,334,493,223

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.1%
Software 0.1%
a,b,c
Stripe, Inc., 0%, H ..................................... United States 756,137 $ 30,339,997
a
Total Convertible Preferred Stocks (Cost $30,339,997) ...........................
30,339,997
Total Long Term Investments (Cost $5,934,667,943) .............................
20,364,833,220
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a
Money Market Funds 0.4%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 88,668,352 88,668,352
Total Money Market Funds (Cost $88,668,352) ..................................
88,668,352
j
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 18,445,000 18,445,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
k
Joint Repurchase Agreement, BNP Paribas SA, 0%, 4/01/21
(Maturity Value $3,965,473)
Collateralized by U.S. Government Bond, 6%, 2/15/26; U.S.
Government Bonds, Strips, 11/15/22 - 11/15/25; U.S. Treasury
Notes, 0.125% - 1.875%, 2/28/22 - 2/28/23; and U.S. Treasury Bill,
Discount Note, 7/20/21 (valued at $4,044,782) .............. 3,965,473 3,965,473
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $22,410,473) ...........................................................
22,410,473
Total Short Term Investments (Cost $111,078,825 ) ...............................
111,078,825
a
Total Investments (Cost $6,045,746,768) 100.2% ................................
$20,475,912,045
Other Assets, less Liabilities (0.2)% ...........................................
(47,122,080)
Net Assets 100.0% ...........................................................
$20,428,789,965

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 138 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 11 regarding holdings of 5% voting securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
f
A portion or all of the security is on loan at March 31, 2021. See Note 1(h).
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $251,098,369, representing 1.2% of net assets.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(h) regarding securities on loan.
k
See Note 1(c) regarding joint repurchase agreement.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $2.08 $2.30 $2.32 $2.31
Income from investment operations
b
:
Net investment income (loss)
c
................................. 0.04 0.08 0.08 (0.04)
Net realized and unrealized gains (losses) ........................ 0.38 (0.18) 0.02 0.05
Total from investment operations ................................. 0.42 (0.10) 0.10 0.01
Less distributions from:
Net investment income ....................................... (0.06) (0.12) (0.12) —
Net asset value, end of period ................................... $2.44 $2.08 $2.30 $2.32
Total return
d
................................................ 20.38% (4.48)% 4.40% 0.43%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.73% 0.71% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
f
................... 0.73%
g
0.70% 0.72%
g
0.71%
g
Net investment income ........................................ 3.56% 3.64% 3.92% 3.89%
Supplemental data
Net assets, end of period (000’s) ................................. $12,896,280 $10,072,437 $7,427,468 $107,057
Portfolio turnover rate ......................................... 35.73% 69.13% 43.63% 49.95%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.08 $2.30 $2.32 $2.39 $2.25 $2.10
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.09 0.09 0.10 0.10
Net realized and unrealized gains (losses) 0.38 (0.18) 0.01 (0.04) 0.16 0.17
Total from investment operations ........ 0.42 (0.10) 0.10 0.05 0.26 0.27
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.44 $2.08 $2.30 $2.32 $2.39 $2.25
Total return
c
....................... 20.45% (4.39)% 4.50% 2.18% 11.86% 13.31%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.61% 0.62% 0.61% 0.62% 0.61%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.63%
f
0.60% 0.62%
f
0.61%
f
0.61% 0.61%
f
Net investment income ............... 3.66% 3.74% 4.02% 3.99% 4.22% 4.57%
Supplemental data
Net assets, end of period (000’s) ........ $36,162,876 $32,693,224 $39,625,649 $42,929,573 $46,505,632 $45,515,127
Portfolio turnover rate ................ 35.73% 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.12 $2.34 $2.35 $2.42 $2.27 $2.13
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.07 0.08 0.08 0.09 0.09
Net realized and unrealized gains (losses) 0.37 (0.18) 0.02 (0.04) 0.17 0.16
Total from investment operations ........ 0.41 (0.11) 0.10 0.04 0.26 0.25
Less distributions from:
Net investment income .............. (0.05) (0.11) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of period .......... $2.48 $2.12 $2.34 $2.35 $2.42 $2.27
Total return
c
....................... 19.76% (4.80)% 4.35% 1.61% 11.63% 12.07%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.11% 1.12% 1.11% 1.12% 1.11%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.13%
f
1.10% 1.12%
f
1.11%
f
1.11% 1.11%
f
Net investment income ............... 3.16% 3.24% 3.52% 3.49% 3.72% 4.07%
Supplemental data
Net assets, end of period (000’s) ........ $9,651,831 $9,339,238 $13,488,627 $19,895,441 $23,036,875 $23,841,466
Portfolio turnover rate ................ 35.73% 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.04 $2.26 $2.28 $2.35 $2.21 $2.07
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.07 0.08 0.08 0.09 0.09
Net realized and unrealized gains (losses) 0.36 (0.18) 0.01 (0.04) 0.16 0.16
Total from investment operations ........ 0.40 (0.11) 0.09 0.04 0.25 0.25
Less distributions from:
Net investment income .............. (0.05) (0.11) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of period .......... $2.39 $2.04 $2.26 $2.28 $2.35 $2.21
Total return
c
....................... 20.14% (4.82)% 4.20% 1.86% 11.67% 12.62%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.96% 0.97% 0.96% 0.97% 0.96%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.98%
f
0.95% 0.97%
f
0.96%
f
0.96% 0.96%
f
Net investment income ............... 3.31% 3.40% 3.67% 3.64% 3.87% 4.22%
Supplemental data
Net assets, end of period (000’s) ........ $246,501 $221,584 $265,531 $296,098 $361,603 $396,107
Portfolio turnover rate ................ 35.73% 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.07 $2.29 $2.30 $2.37 $2.23 $2.09
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.09 0.10 0.10 0.11 0.10
Net realized and unrealized gains (losses) 0.38 (0.19) 0.01 (0.05) 0.15 0.16
Total from investment operations ........ 0.42 (0.10) 0.11 0.05 0.26 0.26
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.43 $2.07 $2.29 $2.30 $2.37 $2.23
Total return
c
....................... 20.65% (4.23)% 5.17% 2.40% 12.15% 13.15%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.41% 0.40% 0.41% 0.39% 0.39% 0.38%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.41%
f
0.39% 0.40% 0.39%
f
0.38% 0.38%
f
Net investment income ............... 3.73% 3.96% 4.24% 4.21% 4.45% 4.80%
Supplemental data
Net assets, end of period (000’s) ........ $714,161 $1,626,735 $1,902,027 $2,062,334 $1,815,977 $1,737,577
Portfolio turnover rate ................ 35.73% 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.07 $2.28 $2.30 $2.37 $2.23 $2.09
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.09 0.10 0.10 0.10
Net realized and unrealized gains (losses) 0.37 (0.17) 0.01 (0.05) 0.16 0.16
Total from investment operations ........ 0.41 (0.09) 0.10 0.05 0.26 0.26
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.42 $2.07 $2.28 $2.30 $2.37 $2.23
Total return
c
....................... 20.13% (3.86)% 4.65% 2.34% 12.09% 13.06%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.48% 0.46% 0.47% 0.46% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.48%
f
0.45% 0.47%
f
0.46%
f
0.46% 0.46%
f
Net investment income ............... 3.81% 3.89% 4.17% 4.14% 4.37% 4.72%
Supplemental data
Net assets, end of period (000’s) ........ $11,331,608 $9,712,076 $11,816,599 $11,328,761 $11,671,173 $8,143,479
Portfolio turnover rate ................ 35.73% 69.13% 43.63% 49.95% 34.12% 61.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 49.9%
Aerospace & Defense 1.2%
Lockheed Martin Corp. ................................. United States 1,500,000 $ 554,250,000
Raytheon Technologies Corp. ............................ United States 3,959,550 305,954,429
860,204,429
Air Freight & Logistics 0.4%
a
United Parcel Service, Inc., B ............................ United States 1,660,000 282,183,400
Banks 5.4%
Bank of America Corp. ................................. United States 25,750,000 996,267,500
Barclays plc ......................................... United Kingdom 120,000,000 307,265,865
Citigroup, Inc. ........................................ United States 5,000,000 363,750,000
JPMorgan Chase & Co. ................................. United States 8,000,000 1,217,840,000
Truist Financial Corp. .................................. United States 9,000,000 524,880,000
US Bancorp ......................................... United States 8,000,000 442,480,000
3,852,483,365
Beverages 2.5%
Coca-Cola Co. (The) ................................... United States 18,000,000 948,780,000
a
PepsiCo, Inc. ........................................ United States 6,000,000 848,700,000
1,797,480,000
Biotechnology 0.9%
AbbVie, Inc. ......................................... United States 3,500,000 378,770,000
Amgen, Inc. ......................................... United States 1,000,000 248,810,000
627,580,000
Capital Markets 0.2%
Morgan Stanley ....................................... United States 1,500,000 116,490,000
Chemicals 1.0%
Air Products and Chemicals, Inc. .......................... United States 1,150,000 323,541,000
BASF SE ........................................... Germany 5,000,000 415,479,445
739,020,445
Communications Equipment 0.9%
Cisco Systems, Inc. ................................... United States 13,000,000 672,230,000
Diversified Telecommunication Services 3.3%
AT&T, Inc. ........................................... United States 25,000,000 756,750,000
BCE, Inc. ........................................... Canada 7,500,000 338,538,351
Verizon Communications, Inc. ............................ United States 22,000,000 1,279,300,000
2,374,588,351
Electric Utilities 6.0%
American Electric Power Co., Inc. ......................... United States 8,250,000 698,775,000
Duke Energy Corp. .................................... United States 10,000,000 965,300,000
Edison International ................................... United States 11,000,000 644,600,000
Exelon Corp. ......................................... United States 7,000,000 306,180,000
FirstEnergy Corp. ..................................... United States 3,000,000 104,070,000
PPL Corp. ........................................... United States 6,000,000 173,040,000
Southern Co. (The) .................................... United States 19,000,000 1,181,040,000
Xcel Energy, Inc. ...................................... United States 2,500,000 166,275,000
4,239,280,000
Energy Equipment & Services 0.4%
Halliburton Co. ....................................... United States 4,000,000 85,840,000
b,c
Weatherford International plc ............................. United States 12,750,000 162,435,000
248,275,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 0.1%
b
Host Hotels & Resorts, Inc. .............................. United States 3,500,000 $ 58,975,000
Food & Staples Retailing 0.2%
Walmart, Inc. ........................................ United States 1,000,000 135,830,000
Food Products 0.6%
Nestle SA ........................................... Switzerland 4,000,000 445,952,748
Health Care Providers & Services 0.9%
b,c
CHS/Community Health Systems, Inc. ...................... United States 10,000,000 135,200,000
CVS Health Corp. ..................................... United States 6,200,000 466,426,000
601,626,000
Health Care Technology 0.0%
†
b
Multiplan Corp. ....................................... United States 4,400,000 24,420,000
Household Products 1.9%
Procter & Gamble Co. (The) ............................. United States 10,000,000 1,354,300,000
Industrial Conglomerates 0.6%
Siemens AG ......................................... Germany 2,500,000 410,743,941
Insurance 1.4%
Allianz SE ........................................... Germany 500,000 127,166,722
AXA SA ............................................. France 5,000,000 134,209,666
MetLife, Inc. ......................................... United States 10,000,000 607,900,000
Zurich Insurance Group AG .............................. Switzerland 300,000 127,708,991
996,985,379
IT Services 0.8%
International Business Machines Corp. ..................... United States 4,487,000 597,937,620
Metals & Mining 0.8%
d
Rio Tinto plc, ADR ..................................... Australia 7,000,000 543,550,000
Multiline Retail 0.0%
†
b
Belk, Inc. ........................................... United States 3,829 95,725
Multi-Utilities 3.1%
Ameren Corp. ........................................ United States 2,000,000 162,720,000
CMS Energy Corp. .................................... United States 2,000,000 122,440,000
Dominion Energy, Inc. .................................. United States 14,000,000 1,063,440,000
DTE Energy Co. ...................................... United States 3,750,000 499,275,000
Sempra Energy ....................................... United States 2,399,449 318,118,949
2,165,993,949
Oil, Gas & Consumable Fuels 6.3%
BP plc, ADR ......................................... United Kingdom 6,000,000 146,100,000
b,c
Chesapeake Energy Corp. .............................. United States 12,601,888 546,795,920
Chevron Corp. ....................................... United States 15,000,000 1,571,850,001
Exxon Mobil Corp. ..................................... United States 25,000,000 1,395,750,000
d
Royal Dutch Shell plc, ADR, A ............................ Netherlands 6,000,000 235,260,000
TOTAL SE, ADR ...................................... France 12,000,000 558,480,000
Valero Energy Corp. ................................... United States 500,000 35,800,000
4,490,035,921
Personal Products 0.8%
Unilever plc .......................................... United Kingdom 10,000,000 557,917,148
Pharmaceuticals 6.8%
Bayer AG ........................................... Germany 2,000,000 126,735,126
Bristol-Myers Squibb Co. ................................ United States 15,000,000 946,950,000
Johnson & Johnson ................................... United States 5,500,000 903,925,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
e
Merck & Co., Inc. ..................................... United States 16,500,000 $ 1,271,985,000
Novartis AG ......................................... Switzerland 2,000,000 170,979,523
Pfizer, Inc. ........................................... United States 15,500,000 561,565,000
Roche Holding AG .................................... Switzerland 1,500,000 485,966,522
Sanofi .............................................. France 3,664,851 362,364,775
4,830,470,946
Road & Rail 0.6%
Union Pacific Corp. .................................... United States 1,835,000 404,452,350
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ....................................... United States 541,500 251,071,890
Intel Corp. ........................................... United States 6,282,800 402,099,200
653,171,090
Specialty Retail 0.4%
Home Depot, Inc. (The) ................................. United States 1,000,000 305,250,000
Tobacco 1.4%
Altria Group, Inc. ...................................... United States 3,000,000 153,480,000
British American Tobacco plc ............................. United Kingdom 3,000,000 114,014,864
a
Philip Morris International, Inc. ........................... United States 8,000,000 709,920,000
977,414,864
Wireless Telecommunication Services 0.1%
Vodafone Group plc ................................... United Kingdom 50,000,000 91,165,582
Total Common Stocks (Cost $30,925,878,901) ...................................
35,456,103,253
f
Equity-Linked Securities 19.8%
Aerospace & Defense 1.4%
g
BNP Paribas Issuance BV into Raytheon Technologies Corp., 144A,
9%, 6/16/21 ........................................ United States 4,546,000 343,876,215
g
JPMorgan Chase Bank NA into Raytheon Technologies Corp., 144A,
9%, 3/18/22 ........................................ United States 3,345,000 260,166,514
g
JPMorgan Chase Bank NA into Raytheon Technologies Corp., 144A,
10%, 1/11/22 ....................................... United States 2,120,000 163,871,979
g
Morgan Stanley Finance LLC into General Dynamics Corp., Senior
Note, 144A, 8%, 5/24/21 .............................. United States 1,450,000 232,967,223
1,000,881,931
Air Freight & Logistics 0.3%
g
Royal Bank of Canada into United Parcel Service, Inc., 144A, 8.5%,
3/08/22 ........................................... United States 1,355,000 223,260,048
Airlines 0.1%
g
Wells Fargo Bank NA into Delta Air Lines, Inc., 144A, 10%, 4/12/21 United States 2,000,000 98,197,517
Automobiles 1.2%
g
Barclays Bank plc into General Motors Co., 144A, 10%, 12/08/21 . United States 5,735,000 288,016,265
g
Credit Suisse AG into General Motors Co., 144A, 10%, 12/17/21 .. United States 5,678,000 284,969,303
g
Credit Suisse AG into General Motors Co., 144A, 12%, 2/08/22 ... United States 4,820,000 289,344,074
862,329,642
Banks 0.4%
g,h
BNP Paribas SA into Bank of America Corp., 144A, 9%, 4/13/22 .. United States 7,200,000 281,021,247
Biotechnology 0.7%
g
Merrill Lynch International & Co. CV into Gilead Sciences, Inc., 144A,
10%, 1/25/22 ....................................... United States 3,725,000 244,766,710

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
f
Equity-Linked Securities
(continued)
Biotechnology (continued)
g
Societe Generale SA into AbbVie, Inc., 144A, 10%, 12/10/21 ..... United States 2,345,000 $ 252,337,584
497,104,294
Capital Markets 1.0%
g
Barclays Bank plc into Morgan Stanley, 144A, 8%, 8/20/21 ...... United States 5,148,000 311,965,881
g,h
Royal Bank of Canada into SPDR Gold Trust, 144A, 10%, 4/08/22 . United States 8,910,000 176,529,064
g
UBS AG into Morgan Stanley, Senior Note, 144A, 8.5%, 2/11/22 .. United States 2,345,000 178,834,487
667,329,432
Chemicals 0.2%
g
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 590,000 168,750,427
Communications Equipment 0.6%
g
Credit Suisse AG into Cisco Systems, Inc., Senior Note, 144A, 10%,
6/01/21 ........................................... United States 5,085,000 247,258,268
g
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8.5%, 1/25/22 United States 3,175,000 156,933,028
404,191,296
Containers & Packaging 0.4%
g
National Bank of Canada into International Paper Co., Senior Note,
144A, 9.5%, 12/06/21 ................................. United States 5,000,000 262,129,742
Energy Equipment & Services 1.0%
g
JPMorgan Chase Bank NA into Baker Hughes Co., 144A, 12%,
2/15/22 ........................................... United States 9,836,000 225,563,866
g
Societe Generale SA into Schlumberger NV, 144A, 2.555%, 2/10/22 United States 8,975,000 230,161,861
g
UBS AG into Halliburton Co., Senior Note, 144A, 12%, 2/25/22 ... United States 10,300,000 220,308,687
676,034,414
Health Care Providers & Services 1.1%
g
JPMorgan Chase Bank NA into CVS Health Corp., 144A, 9%,
2/22/22 ........................................... United States 2,950,000 219,843,593
g
Morgan Stanley Finance LLC into CVS Health Corp., Senior Note,
144A, 8%, 5/25/21 ................................... United States 3,732,000 272,194,972
g
Royal Bank of Canada into CVS Health Corp., 144A, 7.5%, 9/03/21 United States 3,933,000 273,568,645
765,607,210
Industrial Conglomerates 0.4%
g
Societe Generale SA into Honeywell International, Inc., 144A, 8%,
2/01/22 ........................................... United States 1,271,000 280,213,912
Insurance 1.1%
g
Barclays Bank plc into MetLife, Inc., 144A, 9.5%, 3/09/22 ....... United States 4,251,700 259,704,040
g
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 9/07/21 ... United States 6,597,000 305,721,142
g
Royal Bank of Canada into MetLife, Inc., Senior Note, 144A, 9.5%,
12/21/21 .......................................... United States 4,545,000 243,389,967
808,815,149
Internet & Direct Marketing Retail 0.5%
g
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc.,
Senior Note, 144A, 9.54%, 12/02/21 ...................... United States 113,000 358,829,915
IT Services 0.3%
g
Barclays Bank plc into Fidelity National Information Services, Inc.,
144A, 7.5%, 6/02/21 ................................. United States 1,495,000 211,756,117
Machinery 0.8%
g
Goldman Sachs International Bank into Cummins, Inc., Senior Note,
144A, 9%, 1/28/22 ................................... United States 920,000 222,015,949

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
f
Equity-Linked Securities
(continued)
Machinery (continued)
g
Royal Bank of Canada into Interpump Group SpA , 144A, 9.5%,
3/18/22 ........................................... Italy 2,852,000 $ 156,303,822
g
UBS AG into Caterpillar, Inc., 144A, 9.5%, 4/29/21 ............. United States 1,428,600 196,559,160
574,878,931
Media 0.8%
g
Barclays Bank plc into Comcast Corp., Senior Note, 144A, 9%,
4/28/21 ........................................... United States 6,400,000 283,535,313
g
Merrill Lynch International & Co. CV into Comcast Corp., 144A, 7%,
8/09/21 ........................................... United States 5,600,000 270,063,531
553,598,844
Multiline Retail 0.7%
g
Citigroup Global Markets Holdings, Inc. into Target Corp., Senior
Note, 144A, 9%, 3/09/22 .............................. United States 1,386,000 279,291,816
g
Societe Generale SA into Target Corp., 144A, 8%, 12/20/21 ...... United States 1,165,000 220,237,790
499,529,606
Pharmaceuticals 1.1%
g
Credit Suisse AG into Pfizer, Inc., Senior Note, 144A, 11%, 7/20/21 United States 6,250,000 240,968,012
g
Merrill Lynch International & Co. CV into Pfizer, Inc., 144A, 8%,
8/17/21 ........................................... United States 7,000,000 257,293,945
g
National Bank of Canada into Bristol-Myers Squibb Co., Senior Note,
144A, 8.5%, 2/16/22 ................................. United States 3,984,000 257,577,559
755,839,516
Road & Rail 0.3%
g
Goldman Sachs International Bank into Union Pacific Corp., Senior
Note, 144A, 8%, 2/09/22 .............................. United States 1,085,000 239,652,894
Semiconductors & Semiconductor Equipment 3.1%
g
BNP Paribas Issuance BV into Texas Instruments, Inc., 144A, 8.5%,
6/01/21 ........................................... United States 1,439,000 199,821,206
g
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
4/06/22 ........................................... United States 3,857,000 252,572,581
g
Credit Suisse AG into Broadcom, Inc., 144A, 10%, 4/14/21 ...... United States 1,275,000 431,557,301
g
Credit Suisse AG into Texas Instruments, Inc., 144A, 8%, 8/13/21 . United States 2,239,000 334,476,051
g
Goldman Sachs International Bank into Texas Instruments, Inc.,
Senior Note, 144A, 9%, 1/26/22 ......................... United States 1,593,000 280,987,020
g
Merrill Lynch International & Co. CV into Intel Corp., 144A, 8.5%,
12/08/21 .......................................... United States 6,167,000 320,195,250
g
Royal Bank of Canada into Analog Devices, Inc., Senior Note, 144A,
8%, 9/15/21 ........................................ United States 1,718,000 231,305,372
g
Royal Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
9/10/21 ........................................... United States 1,240,000 168,194,790
2,219,109,571
Software 2.0%
g
Citigroup Global Markets Holdings, Inc. into Microsoft Corp., 144A,
8%, 4/12/21 ........................................ United States 2,200,000 394,690,528
g
Merrill Lynch International & Co. CV into Oracle Corp., 144A, 8%,
11/08/21 .......................................... United States 4,500,000 294,658,915
g
Societe Generale SA into Microsoft Corp., 144A, 8%, 8/24/21 .... United States 1,240,000 286,006,925
g
Societe Generale SA into Oracle Corp., 144A, 8%, 8/05/21 ...... United States 3,390,000 208,458,008
g
UBS AG into Oracle Corp., 144A, 9%, 4/29/21 ................ United States 4,303,900 258,607,621
1,442,421,997

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
f
Equity-Linked Securities
(continued)
Technology Hardware, Storage & Peripherals 0.3%
g
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 1,630,000 $ 202,814,642
Total Equity-Linked Securities (Cost $12,776,897,117) ...........................
14,054,298,294
Convertible Preferred Stocks 3.5%
Banks 0.4%
Bank of America Corp., 7.25%, L .......................... United States 200,000 279,600,000
Capital Markets 0.1%
KKR & Co., Inc., 6%, C ................................. United States 1,350,000 89,977,500
Chemicals 0.0%
†
International Flavors & Fragrances, Inc., 6% ................. United States 500,000 24,520,000
Electric Utilities 1.5%
American Electric Power Co., Inc., 6.125% .................. United States 1,000,000 48,260,000
American Electric Power Co., Inc., 6.125% .................. United States 2,700,000 131,922,000
NextEra Energy, Inc., 5.279% ............................ United States 5,250,000 260,032,500
NextEra Energy, Inc., 6.219% ............................ United States 7,050,000 349,680,000
Southern Co. (The), 6.75%, 2019 ......................... United States 5,900,000 300,487,000
1,090,381,500
Health Care Equipment & Supplies 0.1%
Danaher Corp., 5%, B .................................. United States 50,000 64,760,000
Machinery 0.1%
Fortive Corp., 5%, A ................................... United States 95,000 94,578,200
Multi-Utilities 0.7%
Dominion Energy, Inc., 7.25%, A .......................... United States 2,450,000 242,158,000
DTE Energy Co., 6.25% ................................ United States 2,500,000 124,225,000
Sempra Energy, 6.75%, B ............................... United States 839,000 87,809,740
454,192,740
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc., 8%, A .................................. United States 230,000 339,132,700
Thrifts & Mortgage Finance 0.1%
b
FNMA, 5.375% ....................................... United States 4,250 79,688,392
b
Total Convertible Preferred Stocks (Cost $2,397,870,795) ........................
2,516,831,032
Preferred Stocks 0.1%
Banks 0.0%
†
JPMorgan Chase & Co., 6%, EE .......................... United States 59,509 1,635,307
Thrifts & Mortgage Finance 0.1%
b,d
FHLMC, 8.375%, Z .................................... United States 6,000,000 30,240,000
b
FNMA, 8.25%, S ...................................... United States 4,000,000 22,200,000
52,440,000
Total Preferred Stocks (Cost $239,626,726) .....................................
54,075,307
Warrants
Warrants 0.4%
Oil, Gas & Consumable Fuels 0.4%
b,c
Chesapeake Energy Corp., 2/09/26 ........................ United States 13,573,087 263,512,738
263,512,738
Total Warrants (Cost $717,051,484) ............................................
263,512,738

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 0.2%
Airlines 0.1%
Southwest Airlines Co. , Senior Note , 1.25% , 5/01/25 ...........
United States 20,000,000 $ 34,437,500
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 85,000,000 82,025,000
Total Convertible Bonds (Cost $98,576,161) ....................................
116,462,500
Corporate Bonds 23.0%
Aerospace & Defense 0.1%
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 .....
United States 40,000,000 43,040,682
Airlines 0.2%
g
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ... United States 28,471,000 28,008,346
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 50,000,000 52,097,000
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 50,000,000 53,245,000
133,350,346
Automobiles 0.5%
Ford Motor Co. ,
Senior Note, 9%, 4/22/25 ............................. United States 50,000,000 60,620,000
Senior Note, 4.346%, 12/08/26 ......................... United States 120,000,000 126,622,800
General Motors Co. , Senior Bond , 5.15% , 4/01/38 .............
United States 150,000,000 172,057,829
359,300,629
Banks 2.4%
Bank of America Corp. ,
i
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 70,000,000 77,748,650
i
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 55,000,000 60,892,882
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 135,000,000 145,061,029
Senior Note, 3.004% to 12/20/22, FRN thereafter, 12/20/23 .... United States 40,000,000 41,615,728
Barclays plc ,
Senior Note, 4.61% to 2/15/22, FRN thereafter, 2/15/23 ....... United Kingdom 40,000,000 41,334,482
Senior Note, 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 53,834,205
Senior Note, 3.932% to 5/07/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 53,991,798
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 139,451,046
Citigroup, Inc. ,
i
Junior Sub. Bond, 5.95% to 1/30/23, FRN thereafter, Perpetual . United States 135,000,000 141,681,577
i
D, Junior Sub. Bond, 5.35% to 5/15/23, FRN thereafter, Perpetual United States 100,000,000 103,125,000
i
M, Junior Sub. Bond, 6.3% to 5/15/24, FRN thereafter, Perpetual United States 115,000,000 122,453,150
Sub. Bond, 4.125%, 7/25/28 ........................... United States 130,000,000 143,952,871
i
JPMorgan Chase & Co. ,
j
I, Junior Sub. Bond, FRN, 3.682%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 115,959,000 116,021,336
Q, Junior Sub. Bond, 5.15% to 5/01/23, FRN thereafter, Perpetual United States 60,700,000 62,812,709
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 55,000,000 57,846,631
S, Junior Sub. Bond, 6.75% to 2/01/24, FRN thereafter, Perpetual United States 65,000,000 71,193,421
j
V, Junior Sub. Bond, FRN, 3.557%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 108,100,000 107,748,675
X, Junior Sub. Bond, 6.1% to 10/01/24, FRN thereafter, Perpetual United States 70,000,000 75,519,156
i
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 70,000,000 74,645,240
1,690,929,586
Beverages 0.0%
†
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 25,000,000 27,878,510

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Note, 3.8%, 3/15/25 ............................ United States 100,000,000 $ 109,329,829
Senior Note, 3.2%, 5/14/26 ............................ United States 25,000,000 27,026,204
136,356,033
Chemicals 0.1%
g
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 40,000,000 49,440,000
Communications Equipment 0.1%
g
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 40,000,000 42,536,000
Construction Materials 0.0%
†
g
Cemex SAB de CV , Senior Secured Bond , 144A, 5.7% , 1/11/25 ... Mexico 19,800,000 20,249,955
Consumer Finance 0.9%
Capital One Financial Corp. ,
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 125,200,617
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 108,941,851
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 60,000,000 64,875,000
Senior Note, 4.134%, 8/04/25 .......................... United States 149,650,000 156,803,270
Senior Note, 5.113%, 5/03/29 .......................... United States 100,000,000 107,470,000
General Motors Financial Co., Inc. , Senior Note , 4.15% , 6/19/23 ..
United States 75,000,000 80,490,983
643,781,721
Containers & Packaging 0.4%
g
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 200,995,000 201,246,244
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 105,000,000 106,575,000
307,821,244
Diversified Financial Services 0.2%
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 123,000,000 120,078,750
Diversified Telecommunication Services 0.2%
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ...................
United States 75,000,000 84,060,162
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 40,000,000 41,308,200
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 30,000,000 31,759,500
157,127,862
Energy Equipment & Services 1.1%
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 16,000,000 13,310,000
g
Nabors Industries, Inc. , Senior Note , 144A, 6.5% , 2/01/25 ....... United States 28,000,000 26,460,000
g
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 170,000,000 178,155,750
Senior Note, 144A, 11%, 12/01/24 ....................... United States 584,000,000 561,735,000
779,660,750
Entertainment 0.3%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 111,850,000
Senior Bond, 4.875%, 4/15/28 .......................... United States 69,300,000 78,508,584
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 60,540,920
250,899,504

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) 0.2%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 .........
United States 30,000,000 $ 32,466,993
Equinix , Inc. , Senior Bond , 5.375% , 5/15/27 .................
United States 60,000,000 64,536,303
g
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 73,250,000 75,081,250
172,084,546
Food Products 0.1%
Kraft Heinz Foods Co. ,
Senior Bond, 4.625%, 1/30/29 .......................... United States 24,400,000 27,411,455
Senior Note, 3.95%, 7/15/25 ........................... United States 25,041,000 27,609,311
g
Post Holdings, Inc. , Senior Bond , 144A, 5.625% , 1/15/28 ....... United States 40,000,000 42,164,200
97,184,966
Health Care Providers & Services 7.1%
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 735,000,000 772,889,250
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 755,000,000 791,330,600
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 570,000,000 520,606,650
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 133,300,000 140,965,416
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 335,000,000 362,570,500
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 250,000,000 262,187,500
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 380,000,000 417,253,300
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 250,000,000 264,687,500
Cigna Corp. , Senior Note , 3.75% , 7/15/23 ...................
United States 14,844,000 15,879,949
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 142,031,601
Senior Bond, 5.05%, 3/25/48 ........................... United States 50,000,000 61,478,800
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 90,000,000 98,125,200
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 92,142,000
Senior Secured Note, 5%, 3/15/24 ....................... United States 114,800,000 127,785,724
Tenet Healthcare Corp. ,
Secured Note, 5.125%, 5/01/25 ......................... United States 120,000,000 121,836,000
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 61,623,169
Senior Note, 6.75%, 6/15/23 ........................... United States 565,000,000 612,968,500
g
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 158,000,000 165,110,000
5,031,471,659
Health Care Technology 0.2%
g
Multiplan Corp. , 144A, 6% , 10/15/27 ....................... United States 185,000,000 157,157,500
Hotels, Restaurants & Leisure 0.7%
g
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 35,000,000 38,641,750
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 30,000,000 32,018,100
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 38,500,000 38,978,170
g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 164,500,000 173,999,875
Senior Note, 144A, 4.25%, 5/30/23 ...................... United States 84,000,000 86,152,920
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 96,827,000 101,511,490
471,302,305
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/15/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 74,427,299
Machinery 0.1%
g
Vertical US Newco , Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 43,000,000 45,096,250

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media 1.9%
g
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ........................................... United States 20,000,000 $ 19,817,500
g
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 152,000,000 109,630,000
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 383,500,000 400,949,250
Senior Note, 5%, 3/15/23 ............................. United States 300,000,000 313,350,000
Senior Note, 5.875%, 11/15/24 ......................... United States 128,200,000 134,261,937
Senior Note, 7.375%, 7/01/28 .......................... United States 40,000,000 42,012,000
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 217,220,000 220,342,538
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 55,000,000 60,500,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 30,000,000 32,094,000
1,332,957,225
Metals & Mining 0.3%
g
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 50,000,000 54,437,500
g
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 35,000,000 35,678,300
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 60,540,000 65,730,699
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 25,000,000 27,380,250
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 65,350,018
248,576,767
Oil, Gas & Consumable Fuels 1.5%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 62,263,000 62,326,197
Senior Note, 7.75%, 4/15/23 ........................... United States 121,585,000 121,129,664
g
Senior Note, 144A, 11%, 4/15/25 ........................ United States 261,500,000 275,226,135
g
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 121,428,180
HighPoint Operating Corp. ,
Senior Bond, 7%, 10/15/22 ............................ United States 130,783,000 76,313,842
Senior Note, 8.75%, 6/15/25 ........................... United States 175,845,000 102,869,325
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 40,000,000 44,243,000
Senior Note, 8%, 7/15/25 ............................. United States 50,000,000 57,490,250
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 31,770,000
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 65,968,800
Senior Note, 6.625%, 9/01/30 .......................... United States 50,000,000 56,265,000
PBF Holding Co. LLC / PBF Finance Corp. ,
Senior Note, 6%, 2/15/28 ............................. United States 37,000,000 27,403,125
g
Senior Secured Note, 144A, 9.25%, 5/15/25 ............... United States 20,000,000 20,447,500
1,062,881,018
Pharmaceuticals 1.6%
g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 137,000,000 151,974,100
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 122,400,000 125,606,880
Senior Note, 144A, 9%, 12/15/25 ....................... United States 105,000,000 114,276,225
Senior Note, 144A, 5%, 2/15/29 ........................ United States 50,000,000 49,750,000
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 55,000,000 56,560,900
g
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 72,396,370
g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 120,439,000 131,052,687
Senior Note, 144A, 6%, 6/30/28 ........................ United States 146,739,000 119,005,329

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
g
Endo Finance LLC , Senior Note , 144A, 5.75% , 1/15/22 ......... United States 50,999,000 $ 50,807,754
g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 40,000,000 40,400,000
g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 76,744,000 81,499,058
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 110,000,000 121,246,222
1,114,575,525
Road & Rail 0.1%
g
Ashtead Capital, Inc. ,
Senior Note, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 36,052,500
Senior Note, 144A, 4%, 5/01/28 ........................ United Kingdom 15,000,000 15,707,100
51,759,600
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 69,000,000 74,049,806
Tobacco 0.4%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 83,669,304
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 170,000,000 181,067,984
264,737,288
Trading Companies & Distributors 0.2%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28
United States 93,000,000 98,079,660
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 32,844,750
130,924,410
Wireless Telecommunication Services 1.7%
Sprint Communications, Inc. ,
Senior Note, 11.5%, 11/15/21 .......................... United States 200,000,000 212,375,000
Senior Note, 6%, 11/15/22 ............................. United States 347,700,000 372,473,625
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 214,375,237
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 219,726,031
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 105,822,355
g
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 90,000,000 102,825,000
1,227,597,248
Total Corporate Bonds (Cost $15,162,117,922) ..................................
16,319,234,984
Units
k
Index-Linked Notes 0.1%
Capital Markets 0.1%
g,l
UBS AG, Senior Note, 144A, 9.58%, 5/07/21 ................. Switzerland 75,000 85,046,250
Total Index-Linked Notes (Cost $75,000,000) ....................................
85,046,250

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j,m
Senior Floating Rate Interests 0.0%
Specialty Retail 0.0%
†
Belk, Inc., First Lien, First-Out Term Loan , 8.5% , ( 3-month USD
LIBOR + 7.5% ), 7/31/25 ............................... United States 4,913,316 $ 4,925,599
Belk, Inc., First Lien, Second-Out Term Loan , 10% , ( 3-month USD
LIBOR + 10% ), 7/31/25 ............................... United States 28,947,642 18,815,967
23,741,566
a a a a a a
Total Senior Floating Rate Interests (Cost $18,637,603) ..........................
23,741,566
U.S. Government and Agency Securities 0.8%
a
U.S. Treasury Bonds, 7.5%, 11/15/24 ...................... United States 350,000,000 438,272,460
U.S. Treasury Notes, 1.125%, 2/15/31 ...................... United States 100,000,000 94,492,188
Total U.S. Government and Agency Securities (Cost $514,257,554) ................
532,764,648
Asset-Backed Securities 0.1%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 53,670,375 59,621,250
Total Asset-Backed Securities (Cost $53,670,375) ...............................
59,621,250
Mortgage-Backed Securities 0.5%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 52,481,859 57,432,131
Government National Mortgage Association (GNMA) Fixed Rate 0.4%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 307,452,706 320,566,197
Total Mortgage-Backed Securities (Cost $381,667,462) ...........................
377,998,328
Shares
Escrows and Litigation Trusts 0.1%
b,c,g
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 50,000,000 53,093,750
Total Escrows and Litigation Trusts (Cost $50,000,000) ..........................
53,093,750
Total Long Term Investments (Cost $63,411,252,100) ............................
69,912,783,900
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.1%
n,o
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,470,000,970 1,470,000,970
Total Money Market Funds (Cost $1,470,000,970) ................................
1,470,000,970
p
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
a a a a a
Money Market Funds 0.0%
†
n,o
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 14,660,000 14,660,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 138 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
q
Joint Repurchase Agreement, BNP Paribas SA, 0%, 4/01/21
(Maturity Value $1,489,980)
Collateralized by U.S. Government Bond, 6%, 2/15/26; U.S.
Government Bonds, Strips, 11/15/22 - 11/15/25; U.S. Treasury
Notes, 0.125% - 1.875%, 2/28/22 - 2/28/23; and U.S. Treasury Bill,
Discount Note, 7/20/21 (valued at $1,519,780) .............. 1,489,980 $ 1,489,980
q
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 4/01/21
(Maturity Value $14,611,963)
Collateralized by U.S. Government Note, 2%, 11/30/22 (valued at
$14,904,215) ....................................... 14,611,963 14,611,963
Total Repurchase Agreements (Cost $16,101,943) ............................................. 16,101,943
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $30,761,943) ...........................................................
30,761,943
Total Short Term Investments (Cost $1,500,762,913 ) .............................
1,500,762,913
a
Total Investments (Cost $64,912,015,013) 100.6% ...............................
$71,413,546,813
Options Written (0.0)% .......................................................
(1,310,000)
Other Assets, less Liabilities (0.6)% ...........................................
(408,979,411)
Net Assets 100.0% ...........................................................
$71,003,257,402
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
Merck & Co., Inc., May Strike Price $82.50, Expires 5/21/21 ..... 10,000 96,886,712 (660,000)
(660,000)
Puts - Exchange-Traded
Equity Options
Apple, Inc., April Strike Price $115.00, Expires 4/16/21 .......... 10,000 153,518,130 (650,000)
(650,000)
Total Options Written (Premiums received $2,452,073) ...........................
$ (1,310,000)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security has been segregated as collateral for open written options contracts. At March 31, 2021, the aggregate value of these securities pledged amounted to $870,686,448, representing 1.2% of net assets.
b
Non-income producing.
c
See Note 11 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at March 31, 2021. See Note 1(h).
e
A portion or all of the security is held in connection with written option contracts open at period end.
f
See Note 1(g) regarding equity-linked securities.

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $22,403,136,265, representing 31.6% of net assets.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
i
Perpetual security with no stated maturity date.
j
The coupon rate shown represents the rate at period end.
k
See Note 1(f) regarding index-linked notes.
l
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
m
See Note 1(i) regarding senior floating rate interests.
n
See Note 3(f) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 1(h) regarding securities on loan.
q
See Note 1(c) regarding joint repurchase agreement.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $6.09 $6.07 $5.86 $5.89
Income from investment operations
b
:
Net investment income
c
...................................... 0.03 0.10 0.14 0.01
Net realized and unrealized gains (losses) ........................ (0.06) 0.08 0.25 (0.02)
Total from investment operations ................................. (0.03) 0.18 0.39 (0.01)
Less distributions from:
Net investment income ....................................... (0.07) (0.16) (0.18) (0.02)
Net asset value, end of period ................................... $5.99 $6.09 $6.07 $5.86
Total return
d
................................................ (0.56)% 3.01% 6.70% (0.23)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.87% 0.89% 0.89% 0.86%
Expenses net of waiver and payments by affiliates
f
................... 0.87%
g
0.88% 0.88% 0.86%
g
Net investment income ........................................ 0.90% 1.58% 2.36% 2.40%
Supplemental data
Net assets, end of period (000’s) ................................. $1,108,243 $1,097,545 $336,646 $4,472
Portfolio turnover rate ......................................... 46.42% 65.54% 41.34% 44.67%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.09 $6.07 $5.85 $6.13 $6.35 $6.40
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.10 0.15 0.15 0.13 0.14
Net realized and unrealized gains (losses) (0.06) 0.09 0.25 (0.25) (0.16) 0.01
Total from investment operations ........ (0.03) 0.19 0.40 (0.10) (0.03) 0.15
Less distributions from:
Net investment income .............. (0.07) (0.17) (0.18) (0.18) (0.19) (0.20)
Net asset value, end of period .......... $5.99 $6.09 $6.07 $5.85 $6.13 $6.35
Total return
c
....................... (0.52)% 3.09% 6.94% (1.60)% (0.45)% 2.35%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.78% 0.79% 0.76% 0.79% 0.76%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.77%
f
0.77% 0.78% 0.76%
f
0.79%
f
0.76%
f
Net investment income ............... 1.01% 1.69% 2.46% 2.50% 2.17% 2.21%
Supplemental data
Net assets, end of period (000’s) ........ $2,511,490 $2,661,888 $2,885,194 $3,099,373 $3,581,769 $4,235,819
Portfolio turnover rate ................ 46.42% 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.04 $6.03 $5.81 $6.08 $6.30 $6.36
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.07 0.12 0.12 0.10 0.11
Net realized and unrealized gains (losses) (0.07) 0.08 0.25 (0.24) (0.16) —
c
Total from investment operations ........ (0.05) 0.15 0.37 (0.12) (0.06) 0.11
Less distributions from:
Net investment income .............. (0.05) (0.14) (0.15) (0.15) (0.16) (0.17)
Net asset value, end of period .......... $5.94 $6.04 $6.03 $5.81 $6.08 $6.30
Total return
d
....................... (0.77)% 2.43% 6.45% (1.94)% (0.96)% 1.70%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.27% 1.29% 1.29% 1.26% 1.29% 1.26%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.27%
g
1.28% 1.28% 1.26%
g
1.29%
g
1.26%
g
Net investment income ............... 0.50% 1.18% 1.96% 2.00% 1.67% 1.71%
Supplemental data
Net assets, end of period (000’s) ........ $315,054 $354,483 $389,021 $571,525 $797,394 $1,034,410
Portfolio turnover rate ................ 46.42% 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.09 $6.07 $5.85 $6.12 $6.34 $6.40
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.08 0.13 0.13 0.11 0.12
Net realized and unrealized gains (losses) (0.06) 0.08 0.25 (0.24) (0.16) —
c
Total from investment operations ........ (0.04) 0.16 0.38 (0.11) (0.05) 0.12
Less distributions from:
Net investment income .............. (0.06) (0.14) (0.16) (0.16) (0.17) (0.18)
Net asset value, end of period .......... $5.99 $6.09 $6.07 $5.85 $6.12 $6.34
Total return
d
....................... (0.69)% 2.73% 6.58% (1.78)% (0.81)% 1.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.13% 1.14% 1.11% 1.13% 1.11%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.11%
g
1.12% 1.13% 1.11%
g
1.13%
g
1.11%
g
Net investment income ............... 0.67% 1.34% 2.11% 2.15% 1.83% 1.86%
Supplemental data
Net assets, end of period (000’s) ........ $24,008 $27,746 $32,906 $31,144 $38,363 $59,785
Portfolio turnover rate ................ 46.42% 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.12 $6.10 $5.87 $6.15 $6.37 $6.42
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.12 0.16 0.17 0.15 0.16
Net realized and unrealized gains (losses) (0.07) 0.08 0.27 (0.25) (0.16) 0.01
Total from investment operations ........ (0.03) 0.20 0.43 (0.08) (0.01) 0.17
Less distributions from:
Net investment income .............. (0.08) (0.18) (0.20) (0.20) (0.21) (0.22)
Net asset value, end of period .......... $6.01 $6.12 $6.10 $5.87 $6.15 $6.37
Total return
c
....................... (0.55)% 3.34% 7.39% (1.33)% (0.16)% 2.63%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.54% 0.51% 0.49% 0.48% 0.48%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.52% 0.52% 0.50% 0.48% 0.48%
f
0.48%
f
Net investment income ............... 1.25% 1.96% 2.74% 2.78% 2.48% 2.49%
Supplemental data
Net assets, end of period (000’s) ........ $323,835 $361,791 $573,957 $694,813 $446,174 $624,619
Portfolio turnover rate ................ 46.42% 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.11 $6.10 $5.87 $6.15 $6.37 $6.42
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.11 0.16 0.16 0.15 0.15
Net realized and unrealized gains (losses) (0.06) 0.07 0.26 (0.25) (0.17) 0.01
Total from investment operations ........ (0.03) 0.18 0.42 (0.09) (0.02) 0.16
Less distributions from:
Net investment income .............. (0.07) (0.17) (0.19) (0.19) (0.20) (0.21)
Net asset value, end of period .......... $6.01 $6.11 $6.10 $5.87 $6.15 $6.37
Total return
c
....................... (0.44)% 3.23% 7.08% (1.45)% (0.30)% 2.49%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.64% 0.64% 0.61% 0.64% 0.61%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.62%
f
0.63% 0.63% 0.61%
f
0.64%
f
0.61%
f
Net investment income ............... 1.15% 1.84% 2.61% 2.65% 2.32% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $854,014 $743,012 $946,318 $720,281 $854,640 $718,975
Portfolio turnover rate ................ 46.42% 65.54% 41.34% 44.67% 86.72% 92.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments (unaudited), March 31, 2021
Franklin U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.4%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 19,837,246
Total U.S. Government and Agency Securities (Cost $18,893,491) .................
19,837,246
Mortgage-Backed Securities 95.0%
Government National Mortgage Association (GNMA) Fixed Rate 95.0%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 5,715,615 6,453,515
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 202,521,321 234,045,658
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 89,426,894 105,170,681
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 80,456,626 96,542,087
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 23,042,845 26,463,865
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 15,265,121 18,008,898
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 1,513,652 1,746,220
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 2,980 3,554
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 755 816
GNMA I, 30 Year, 10%, 8/15/21 - 2/15/25 .................................. 38 38
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 17,581,569 19,033,834
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 56,629,253 62,463,917
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 107,853,113 122,406,523
GNMA I, Single-family, 30 Year, 5%, 5/15/34 - 2/15/35 ........................ 30,350 34,213
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 4/15/49 ...................... 1,122,020 1,246,038
GNMA I, Single-family, 30 Year, 6%, 9/15/32 ............................... 1,288 1,446
GNMA I, Single-family, 30 Year, 6.5%, 9/15/31 .............................. 587 656
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 51,394 52,280
GNMA I, Single-family, 30 Year, 7.5%, 1/1 5/22 - 7/15/31 ...................... 1,970,194 2,062,013
GNMA I, Single-family, 30 Year, 7.7%, 10/15/21 ............................. 1,062 1,063
GNMA I, Single-family, 30 Year, 8%, 9/15/21 - 9/15/30 ........................ 893,375 915,245
GNMA I, Single-family, 30 Year, 8.5%, 5/15/21 - 5/15/25 ...................... 80,660 81,421
GNMA I, Single-family, 30 Year, 9%, 5/15/21 - 1/15/23 ........................ 19,041 19,119
GNMA I, Single-family, 30 Year, 9.5%, 4/15/21 - 8/15/22 ...................... 8,812 8,838
GNMA I, Single-family, 30 Year, 10%, 6/15/21 - 2/15/25 ....................... 4,906 4,917
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 4,842,428 5,429,067
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 35,750,443 42,009,190
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 1,483,174 1,612,790
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 1,467,916 1,738,317
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 419,189 501,425
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 31,583 31,873
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 78,141 87,488
GNMA II, Single-family, 30 Year, 2%, 11/20/50 .............................. 102,331,977 103,443,209
GNMA II, Single-family, 30 Year, 2%, 12/20/50 .............................. 123,829,294 125,113,296
GNMA II, Single-family, 30 Year, 2%, 1/20/51 ............................... 59,644,895 60,270,226
GNMA II, Single-family, 30 Year, 2.5%, 8/20/50 ............................. 105,129,124 108,568,609
GNMA II, Single-family, 30 Year, 2.5%, 9/20/50 ............................. 263,239,363 271,870,988
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 20,856,618 21,542,462
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 92,838,967 95,894,969
GNMA II, Single-family, 30 Year, 2.5%, 12/20/50 ............................ 122,308,452 126,344,494
GNMA II, Single-family, 30 Year, 2.5%, 1/20/51 ............................. 150,110,660 155,072,443
GNMA II, Single-family, 30 Year, 2.5%, 3/20/51 ............................. 104,499,000 107,969,668
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 30,237,991 32,261,895
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 17,931,687 19,070,985
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 27,414,953 29,016,397
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 38,456,806 40,628,399
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 31,416,183 33,225,711
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 51,783,481 54,650,671
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 22,165,447 23,567,828
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............................... 102,719,790 107,101,001
GNMA II, Single-family, 30 Year, 3%, 12/20/50 .............................. 202,208,618 213,367,787
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ............................... 272,568,412 285,625,393
GNMA II, Single-family, 30 Year, 3%, 2/20/51 ............................... 202,372,028 213,249,990

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3%, 3/20/51 ............................... $ 165,734,000 $ 174,564,836
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 129,564,565 137,101,095
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 49,975,398 54,318,617
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 62,739,570 68,164,300
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 18,385,099 19,966,995
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 21,401,829 23,252,548
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 310,665,446 330,237,382
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 293,780,280 313,378,751
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 81,378,277 88,411,264
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 17,066,508 18,910,569
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 16,435,703 18,215,893
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 20,457,690 22,716,025
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 19,016,897 21,116,191
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 75,556,341 81,806,330
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 57,619,565 62,473,790
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 38,624,985 41,899,169
GNMA II, Single-family, 30 Year, 4%, 12/20/49 .............................. 16,979,849 18,537,087
GNMA II, Single-family, 30 Year, 4%, 12/20/49 .............................. 17,039,070 18,582,668
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 2/20/44 ....................... 62,293,551 68,875,995
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 15,096,802 16,938,419
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 18,362,765 20,602,828
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 20,372,216 22,857,442
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 28,533,201 32,014,088
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 20,571,422 23,081,029
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 47,755,330 53,560,091
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 54,711,673 62,594,636
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 60,259,251 69,901,276
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 789,092 905,871
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 11,162,716 13,214,133
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 3,038,454 3,604,835
GNMA II, Single-family, 30 Year, 7.5%, 10/20/22 - 4/20/32 ..................... 529,538 600,386
GNMA II, Single-family, 30 Year, 8%, 5/20/24 - 6/20/30 ....................... 216,045 247,969
GNMA II, Single-family, 30 Year, 8.5%, 1/20/22 - 6/20/25 ...................... 8,072 8,132
GNMA II, Single-family, 30 Year, 9%, 10/20/21 - 11/20/21 ...................... 2,085 2,102
GNMA II, Single-family, 30 Year, 9.5%, 9/20/21 - 1/20/25 ...................... 4,127 4,139
4,878,700,307
Total Mortgage-Backed Securities (Cost $4,779,737,069) .........................
4,878,700,307
Total Long Term Investments (Cost $4,798,630,560) .............................
4,898,537,553
a
a a a a
Short Term Investments 4.7%
Shares
a
Money Market Funds 4.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 243,543,268 243,543,268
Total Money Market Funds (Cost $243,543,268) .................................
243,543,268
Total Short Term Investments (Cost $243,543,268 ) ...............................
243,543,268
a
Total Investments (Cost $5,042,173,828) 100.1% ................................
$5,142,080,821
Other Assets, less Liabilities (0.1)% ...........................................
(5,436,445)
Net Assets 100.0% ...........................................................
$5,136,644,376

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 138 .
a
See Note
3
(
f
) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

0
a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $19.76 $22.53 $18.66 $19.16
Income from investment operations
b
:
Net investment income
c
...................................... 0.25 0.51 0.53 0.02
Net realized and unrealized gains (losses) ........................ 1.88 (2.43) 4.41 (0.52)
Total from investment operations ................................. 2.13 (1.92) 4.94 (0.50)
Less distributions from:
Net investment income ....................................... (0.29) (0.50) (0.49) —
Net realized gains .......................................... (1.41) (0.35) (0.58) —
Total distributions ............................................ (1.70) (0.85) (1.07) —
Net asset value, end of period ................................... $20.19 $19.76 $22.53 $18.66
Total return
d
................................................ 11.02% (8.68)% 27.43% (2.61)%
Ratios to average net assets
e
Expenses
f ,g
................................................. 0.82% 0.83% 0.83% 0.84%
Net investment income ........................................ 2.50% 2.46% 2.51% 2.62%
Supplemental data
Net assets, end of period (000’s) ................................. $824,000 $742,188 $521,782 $3,536
Portfolio turnover rate ......................................... 3.15% 12.19% 7.90% 4.58%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.77 $22.54 $18.66 $19.18 $17.85 $16.08
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.52 0.53 0.50 0.53 0.48
Net realized and unrealized gains (losses) 1.87 (2.41) 4.44 (0.17) 1.30 2.31
Total from investment operations ........ 2.13 (1.89) 4.97 0.33 1.83 2.79
Less distributions from:
Net investment income .............. (0.30) (0.53) (0.51) (0.54) (0.49) (0.50)
Net realized gains ................. (1.41) (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ................... (1.71) (0.88) (1.09) (0.85) (0.50) (1.02)
Net asset value, end of period .......... $20.19 $19.77 $22.54 $18.66 $19.18 $17.85
Total return
c
....................... 11.02% (8.59)% 27.61% 1.68% 10.38% 18.23%
Ratios to average net assets
d
Expenses
e ,f
........................ 0.72% 0.73% 0.73% 0.74% 0.75% 0.73%
Net investment income ............... 2.59% 2.50% 2.61% 2.72% 2.86% 2.81%
Supplemental data
Net assets, end of period (000’s) ........ $3,443,811 $3,388,126 $4,176,487 $3,654,795 $4,182,780 $4,180,124
Portfolio turnover rate ................ 3.15% 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.65 $22.42 $18.57 $19.09 $17.76 $16.01
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.41 0.42 0.41 0.43 0.39
Net realized and unrealized gains (losses) 1.87 (2.41) 4.43 (0.18) 1.30 2.30
Total from investment operations ........ 2.08 (2.00) 4.85 0.23 1.73 2.69
Less distributions from:
Net investment income .............. (0.25) (0.42) (0.42) (0.44) (0.39) (0.42)
Net realized gains ................. (1.41) (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ................... (1.66) (0.77) (1.00) (0.75) (0.40) (0.94)
Net asset value, end of period .......... $20.07 $19.65 $22.42 $18.57 $19.09 $17.76
Total return
c
....................... 10.81% (9.10)% 26.96% 1.18% 9.88% 17.59%
Ratios to average net assets
d
Expenses
e ,f
........................ 1.22% 1.23% 1.23% 1.24% 1.25% 1.23%
Net investment income ............... 2.07% 1.98% 2.11% 2.22% 2.36% 2.31%
Supplemental data
Net assets, end of period (000’s) ........ $505,316 $537,808 $767,363 $834,070 $981,515 $1,064,065
Portfolio turnover rate ................ 3.15% 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.68 $22.45 $18.59 $19.11 $17.78 $16.02
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.44 0.45 0.44 0.46 0.42
Net realized and unrealized gains (losses) 1.87 (2.41) 4.44 (0.18) 1.30 2.30
Total from investment operations ........ 2.09 (1.97) 4.89 0.26 1.76 2.72
Less distributions from:
Net investment income .............. (0.26) (0.45) (0.45) (0.47) (0.42) (0.44)
Net realized gains ................. (1.41) (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ................... (1.67) (0.80) (1.03) (0.78) (0.43) (0.96)
Net asset value, end of period .......... $20.10 $19.68 $22.45 $18.59 $19.11 $17.78
Total return
c
....................... 10.87% (8.95)% 27.17% 1.33% 10.04% 17.81%
Ratios to average net assets
d
Expenses
e ,f
........................ 1.07% 1.08% 1.08% 1.09% 1.10% 1.08%
Net investment income ............... 2.23% 2.15% 2.26% 2.37% 2.51% 2.46%
Supplemental data
Net assets, end of period (000’s) ........ $83,442 $84,488 $103,376 $72,927 $94,465 $103,247
Portfolio turnover rate ................ 3.15% 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.93 $22.73 $18.81 $19.32 $17.97 $16.18
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.58 0.56 0.55 0.58 0.53
Net realized and unrealized gains (losses) 1.90 (2.46) 4.50 (0.17) 1.31 2.32
Total from investment operations ........ 2.18 (1.88) 5.06 0.38 1.89 2.85
Less distributions from:
Net investment income .............. (0.32) (0.57) (0.56) (0.58) (0.53) (0.54)
Net realized gains ................. (1.41) (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ................... (1.73) (0.92) (1.14) (0.89) (0.54) (1.06)
Net asset value, end of period .......... $20.38 $19.93 $22.73 $18.81 $19.32 $17.97
Total return
c
....................... 11.21% (8.44)% 27.89% 1.97% 10.70% 18.55%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.56% 0.53% 0.52% 0.48% 0.47%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.50% 0.50% 0.50% 0.48% 0.48%
f
0.47%
f
Net investment income ............... 2.80% 2.75% 2.84% 2.98% 3.13% 3.07%
Supplemental data
Net assets, end of period (000’s) ........ $151,971 $144,079 $150,244 $230,393 $241,455 $219,587
Portfolio turnover rate ................ 3.15% 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.93 $22.73 $18.81 $19.32 $17.97 $16.19
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.56 0.56 0.54 0.57 0.51
Net realized and unrealized gains (losses) 1.89 (2.46) 4.48 (0.18) 1.30 2.32
Total from investment operations ........ 2.17 (1.90) 5.04 0.36 1.87 2.83
Less distributions from:
Net investment income .............. (0.31) (0.55) (0.54) (0.56) (0.51) (0.53)
Net realized gains ................. (1.41) (0.35) (0.58) (0.31) (0.01) (0.52)
Total distributions ................... (1.72) (0.90) (1.12) (0.87) (0.52) (1.05)
Net asset value, end of period .......... $20.38 $19.93 $22.73 $18.81 $19.32 $17.97
Total return
c
....................... 11.17% (8.51)% 27.78% 1.82% 10.64% 18.34%
Ratios to average net assets
d
Expenses
e ,f
........................ 0.57% 0.58% 0.58% 0.59% 0.60% 0.58%
Net investment income ............... 2.73% 2.66% 2.76% 2.87% 3.01% 2.96%
Supplemental data
Net assets, end of period (000’s) ........ $1,223,489 $1,179,002 $1,262,883 $927,845 $963,228 $755,484
Portfolio turnover rate ................ 3.15% 12.19% 7.90% 4.58% 0.89% 7.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments (unaudited), March 31, 2021
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Diversified Telecommunication Services 1.0%
a
TELUS Corp. ........................................ Canada 3,000,000 $ 59,746,976
Electric Utilities 58.2%
Alliant Energy Corp. ................................... United States 3,856,870 208,888,079
American Electric Power Co., Inc. ......................... United States 3,000,000 254,100,000
Avangrid , Inc. ........................................ United States 300,000 14,943,000
Duke Energy Corp. .................................... United States 2,900,000 279,937,000
Edison International ................................... United States 4,200,000 246,120,000
Emera, Inc. .......................................... Canada 1,800,000 80,103,437
Entergy Corp. ........................................ United States 2,300,000 228,781,000
Evergy , Inc. .......................................... United States 3,200,000 190,496,000
Eversource Energy .................................... United States 2,200,000 190,498,000
Exelon Corp. ......................................... United States 6,200,000 271,188,000
FirstEnergy Corp. ..................................... United States 2,000,000 69,380,000
NextEra Energy, Inc. ................................... United States 9,686,286 732,380,085
OGE Energy Corp. .................................... United States 1,400,000 45,304,000
a
PG&E Corp. ......................................... United States 6,500,000 76,115,000
Pinnacle West Capital Corp. ............................. United States 2,200,000 178,970,000
PNM Resources, Inc. .................................. United States 1,800,070 88,293,434
PPL Corp. ........................................... United States 2,200,000 63,448,000
Southern Co. (The) .................................... United States 4,200,000 261,072,000
Xcel Energy, Inc. ...................................... United States 2,200,000 146,322,000
3,626,339,035
Gas Utilities 2.7%
Atmos Energy Corp. ................................... United States 250,000 24,712,500
Southwest Gas Holdings, Inc. ............................ United States 1,000,000 68,710,000
Spire, Inc. ........................................... United States 1,000,000 73,890,000
167,312,500
Independent Power and Renewable Electricity Producers 0.7%
Vistra Corp. .......................................... United States 2,500,000 44,200,000
Multi-Utilities 33.0%
Ameren Corp. ........................................ United States 1,668,250 135,728,820
Black Hills Corp. ...................................... United States 784,393 52,373,921
CenterPoint Energy, Inc. ................................ United States 6,300,000 142,695,000
CMS Energy Corp. .................................... United States 5,000,000 306,100,000
Consolidated Edison, Inc. ............................... United States 1,200,000 89,760,000
Dominion Energy, Inc. .................................. United States 4,000,000 303,840,000
DTE Energy Co. ...................................... United States 1,750,000 232,995,000
E.ON SE ............................................ Germany 9,000,000 104,876,816
National Grid plc ...................................... United Kingdom 5,999,933 71,212,343
NiSource, Inc. ........................................ United States 4,700,000 113,317,000
NorthWestern Corp. ................................... United States 1,000,000 65,200,000
Public Service Enterprise Group, Inc. ...................... United States 1,900,000 114,399,000
Sempra Energy ....................................... United States 1,900,000 251,902,000
WEC Energy Group, Inc. ................................ United States 800,000 74,872,000
2,059,271,900
Oil, Gas & Consumable Fuels 2.1%
a
Cheniere Energy, Inc. .................................. United States 1,300,000 93,613,000
Origin Energy Ltd. ..................................... Australia 7,000,000 25,079,076
Williams Cos., Inc. (The) ................................ United States 500,000 11,845,000
130,537,076
Water Utilities 1.9%
Essential Utilities, Inc. .................................. United States 1,750,000 78,312,500

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 3,000,000 $ 38,329,623
116,642,123
Total Common Stocks (Cost $3,167,340,885) ....................................
6,204,049,610
Principal
Amount
*
Corporate Bonds 0.1%
Electric Utilities 0.1%
Evergy Missouri West, Inc. , Senior Bond , 8.27% , 11/15/21 .......
United States 6,100,000 6,369,716
Total Corporate Bonds (Cost $6,095,851) .......................................
6,369,716
Total Long Term Investments (Cost $3,173,436,736) .............................
6,210,419,326
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a
Money Market Funds 0.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 17,537,645 17,537,645
Total Money Market Funds (Cost $17,537,645) ..................................
17,537,645
Total Short Term Investments (Cost $17,537,645 ) ................................
17,537,645
a
Total Investments (Cost $3,190,974,381) 100.0% ................................
$6,227,956,971
Other Assets, less Liabilities 0.0% .............................................
4,071,708
Net Assets 100.0% ...........................................................
$6,232,028,679
See Abbreviations on page 138 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
March 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $11,688,109,818 $65,716,587 $5,916,861,943
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................. 494,456,417 929,528 124,919,352
Cost - Unaffiliated repurchase agreements .................... 43,284,332 — 3,965,473
Value - Unaffiliated issuers (Includes securities loaned of
$148,791,977, $— and $93,061,365 respectively) ............... $22,638,484,646 $79,402,428 $20,334,923,337
Value - Non-controlled affiliates (Note 3 f and 11 ) ................ 494,456,417 929,528 137,023,235
Value - Unaffiliated repurchase agreements .................... 43,284,332 — 3,965,473
Cash .................................................. 5,586 — 71,432,638
Receivables:
Investment securities sold (Includes securities loaned$3,299,446, $–
and $– respectively) ..................................... 60,853,487 — —
Capital shares sold ...................................... 95,828,104 305,468 12,169,287
Dividends and interest ................................... 3,771,100 7,928 8,238,771
Affiliates .............................................. — 68,676 —
Total assets ........................................ 23,336,683,672 80,714,028 20,567,752,741
Liabilities:
Payables:
Investment securities purchased ............................ 45,241,272 — 78,412,075
Capital shares redeemed ................................. 46,915,861 98,072 24,390,257
Management fees ....................................... 8,003,259 48,636 6,958,481
Distribution fees ........................................ 3,317,807 16,591 3,397,543
Transfer agent fees ...................................... 1,610,232 16,876 2,790,771
Payable upon return of securities loaned (Note 1 h ) ................ 107,019,487 — 22,410,473
Accrued expenses and other liabilities ......................... 102,411 7,333 603,176
Total liabilities ....................................... 212,210,329 187,508 138,962,776
Net assets, at value ............................... $23,124,473,343 $80,526,520 $20,428,789,965
Net assets consist of:
Paid-in capital ........................................... $12,026,728,462 $67,139,748 $5,096,040,425
Total distributable earnings (losses) ........................... 11,097,744,881 13,386,772 15,332,749,540
Net assets, at value ............................... $23,124,473,343 $80,526,520 $20,428,789,965

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Class A:
Net assets, at value ..................................... $10,105,877,878 $52,726,891 $12,345,523,096
Shares outstanding ...................................... 73,957,327 1,928,600 89,427,782
Net asset value per share
a
................................ $136.64 $27.34 $138.05
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $144.59 $28.93 $146.08
Class C:
Net assets, at value ..................................... $1,260,434,180 $5,952,763 $759,730,517
Shares outstanding ...................................... 11,282,587 219,542 6,164,983
Net asset value and maximum offering price per share
a
........... $111.71 $27.11 $123.23
Class R:
Net assets, at value ..................................... $262,458,193 $685,017 $405,800,711
Shares outstanding ...................................... 1,990,631 25,085 2,954,507
Net asset value and maximum offering price per share ........... $131.85 $27.31 $137.35
Class R6:
Net assets, at value ..................................... $7,849,067,337 $71,598 $3,087,362,865
Shares outstanding ...................................... 54,741,892 2,609 22,302,268
Net asset value and maximum offering price per share ........... $143.38 $27.44 $138.43
Advisor Class:
Net assets, at value ..................................... $3,646,635,755 $21,090,251 $3,830,372,776
Shares outstanding ...................................... 25,731,101 768,934 27,645,856
Net asset value and maximum offering price per share ........... $141.72 $27.43 $138.55
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $61,494,938,705 $4,798,630,560 $3,173,436,736
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................. 3,400,974,365 243,543,268 17,537,645
Cost - Unaffiliated repurchase agreements .................... 16,101,943 — —
Value - Unaffiliated issuers (Includes securities loaned of $29,935,015,
$— and $— respectively) ................................. $68,751,746,492 $4,898,537,553 $6,210,419,326
Value - Non-controlled affiliates (Note 3 f and 11 ) ................ 2,645,698,378 243,543,268 17,537,645
Value - Unaffiliated repurchase agreements .................... 16,101,943 — —
Cash .................................................. 1,544,161 — —
Receivables:
Investment securities sold ................................. 237,380,999 98,200,239 —
Capital shares sold ...................................... 55,575,145 5,841,029 5,009,021
Dividends and interest ................................... 424,588,729 13,094,007 10,255,771
European Union tax reclaims (Note 1 j ) ....................... 73,932,613 — 1,064,361
Total assets ........................................ 72,206,568,460 5,259,216,096 6,244,286,124
Liabilities:
Payables:
Investment securities purchased ............................ 1,060,427,334 106,850,363 —
Capital shares redeemed ................................. 64,544,473 9,534,075 7,727,687
Management fees ....................................... 21,061,997 1,995,934 2,322,148
Distribution fees ........................................ 12,615,003 743,371 896,500
Transfer agent fees ...................................... 9,831,698 869,964 900,999
Distributions to shareholders ............................... — 1,250,824 —
Options written, at value (premiums received $2,452,073, $– and $–
respectively) ............................................ 1,310,000 — —
Payable upon return of securities loaned (Note 1 h ) ................ 30,761,943 — —
Accrued expenses and other liabilities ......................... 2,758,610 1,327,189 410,111
Total liabilities ....................................... 1,203,311,058 122,571,720 12,257,445
Net assets, at value ............................... $71,003,257,402 $5,136,644,376 $6,232,028,679
Net assets consist of:
Paid-in capital ........................................... $67,913,418,219 $5,665,011,457 $3,101,926,321
Total distributable earnings (losses) ........................... 3,089,839,183 (528,367,081) 3,130,102,358
Net assets, at value ............................... $71,003,257,402 $5,136,644,376 $6,232,028,679

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ..................................... $12,896,280,331 $1,108,242,801 $824,000,333
Shares outstanding ...................................... 5,291,592,838 185,144,215 40,821,139
Net asset value per share
a
................................ $2.44 $5.99 $20.19
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $2.54 $6.22 $20.98
Class A1:
Net assets, at value ..................................... $36,162,876,241 $2,511,490,229 $3,443,810,730
Shares outstanding ...................................... 14,800,923,372 419,367,827 170,544,957
Net asset value per share
a
................................ $2.44 $5.99 $20.19
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $2.54 $6.22 $20.98
Class C:
Net assets, at value ..................................... $9,651,830,571 $315,054,034 $505,316,243
Shares outstanding ...................................... 3,888,790,248 53,024,582 25,176,848
Net asset value and maximum offering price per share
a
........... $2.48 $5.94 $20.07
Class R:
Net assets, at value ..................................... $246,501,325 $24,008,371 $83,441,841
Shares outstanding ...................................... 103,030,574 4,010,413 4,150,717
Net asset value and maximum offering price per share ........... $2.39 $5.99 $20.10
Class R6:
Net assets, at value ..................................... $714,160,654 $323,835,279 $151,970,709
Shares outstanding ...................................... 293,565,323 53,840,512 7,456,826
Net asset value and maximum offering price per share ........... $2.43 $6.01 $20.38
Advisor Class:
Net assets, at value ..................................... $11,331,608,280 $854,013,662 $1,223,488,823
Shares outstanding ...................................... 4,678,522,674 142,141,951 60,035,852
Net asset value and maximum offering price per share ........... $2.42 $6.01 $20.38
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the six months ended March 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $379,018, $1,506 and $338,599, respectively)
Unaffiliated issuers ...................................... $26,480,688 $133,885 $81,711,975
Non-controlled affiliates (Note 3f and 1 1 ) ...................... 1,920 10 1,338
Interest:
Unaffiliated issuers ...................................... 2,405 — 1,230
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 286,929 — 246,184
Non-controlled affiliates (Note 3 f ) ........................... 352 — 142
Total investment income ................................. 26,772,294 133,895 81,960,869
Expenses:
Management fees (Note 3 a ) ................................. 46,554,587 241,471 42,470,507
Distribution fees: (Note 3c )
    Class A .............................................. 12,165,820 54,938 14,910,539
    Class C .............................................. 6,251,225 27,248 3,780,332
    Class R .............................................. 640,863 1,970 1,047,180
Transfer agent fees: (Note 3e )
    Class A .............................................. 4,647,974 42,585 6,229,320
    Class C .............................................. 597,185 5,289 397,908
    Class R .............................................. 122,631 683 220,885
    Class R6 ............................................. 827,707 51 438,648
    Advisor Class .......................................... 1,650,979 18,717 1,971,697
Custodian fees (Note 4 ) .................................... 109,215 142 71,117
Reports to shareholders .................................... 692,594 4,170 544,742
Registration and filing fees .................................. 480,726 61,960 185,888
Professional fees ......................................... 70,812 6,959 93,186
Trustees' fees and expenses ................................ 27,872 — 41,723
Amortization of offering costs (Note 1l) ......................... — 44,051 —
Other .................................................. 157,361 (18,169) 219,409
Total expenses ....................................... 74,997,551 492,065 72,623,081
Expense reductions (Note 4 ) ............................. (6) — (50)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (196,201) (113,134) (87,576)
Net expenses ....................................... 74,801,344 378,931 72,535,455
Net investment income (loss) .......................... (48,029,050) (245,036) 9,425,414
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 246,733,941 21,674 1,109,240,581
Foreign currency transactions .............................. (184,404) (538) 7,312
Net realized gain (loss) ................................ 246,549,537 21,136 1,109,247,893
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 2,146,930,562 5,035,400 1,637,651,463
Non-controlled affiliates (Note 3 f and 11 ) .................... — — 12,103,883
Translation of other assets and liabilities denominated in foreign currencies ........................................... (15,088) — 161
Net change in unrealized appreciation (depreciation) .......... 2,146,915,474 5,035,400 1,649,755,507
Net realized and unrealized gain (loss) .......................... 2,393,465,011 5,056,536 2,759,003,400
Net increase (decrease) in net assets resulting from operations ........ $2,345,435,961 $4,811,500 $2,768,428,814

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends: (net of foreign taxes of $9,633,522, $– and $548,466, respectively)
Unaffiliated issuers ...................................... $710,602,033 $— $101,634,221
Non-controlled affiliates (Note 3f and 11) ...................... 7,184 1,616 75
Interest:
Unaffiliated issuers:
Paydown gain (loss) ................................... (8,335,661) (33,079,104) —
Paid in cash
a
......................................... 660,063,505 79,618,409 255,427
Non-controlled affiliates (Note 3 f and 11 ) ...................... 456,944 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 116,102 — —
Non-controlled affiliates (Note 3 f ) ........................... 60 — —
Other income (Note 1 j ) ..................................... 85,175,648 — 1,064,361
Total investment income ................................. 1,448,085,815 46,540,921 102,954,084
Expenses:
Management fees (Note 3 a ) ................................. 126,281,740 12,026,119 13,972,349
Distribution fees: (Note 3c )
    Class A .............................................. 14,275,460 1,446,077 984,161
    Class A1 ............................................. 25,900,720 1,863,422 2,592,375
    Class C .............................................. 30,986,702 1,116,424 1,722,406
    Class R .............................................. 581,491 62,411 203,319
Transfer agent fees: (Note 3e )
    Class A .............................................. 5,264,361 742,103 414,266
    Class A1 ............................................. 15,959,996 1,665,400 1,818,411
    Class C .............................................. 4,410,966 220,354 278,785
    Class R .............................................. 108,287 16,415 43,296
    Class R6 ............................................. 205,227 60,801 71,239
    Advisor Class .......................................... 4,825,259 504,517 638,957
Custodian fees (Note 4 ) .................................... 272,214 14,531 27,917
Reports to shareholders .................................... 2,211,387 297,991 231,803
Registration and filing fees .................................. 567,535 108,631 124,532
Professional fees ......................................... 617,407 70,262 57,325
Trustees' fees and expenses ................................ 176,378 12,669 16,172
Other .................................................. 746,040 474,185 152,331
Total expenses ....................................... 233,391,170 20,702,312 23,349,644
Expense reductions (Note 4 ) ............................. (273,794) (14,672) (13)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (637,537) (122,541) (54,158)
Net expenses ....................................... 232,479,839 20,565,099 23,295,473
Net investment income .............................. 1,215,605,976 25,975,822 79,658,611

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 2,921,261,032 (9,539,997) 157,071,031
Non-controlled affiliates (Note 3 f and 11 ) .................... (75,601,226) — —
Written options ......................................... 103,232,131 — —
Foreign currency transactions .............................. 1,491,915 — 104,727
Net realized gain (loss) ................................ 2,950,383,852 (9,539,997) 157,175,758
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 8,383,620,353 (46,111,654) 414,516,761
Non-controlled affiliates (Note 3 f and 11 ) .................... (122,630,364) — —
Translation of other assets and liabilities denominated in foreign currencies ........................................... (1,770,349) — 3,054
Written options ......................................... (9,329,179) — —
Net change in unrealized appreciation (depreciation) .......... 8,249,890,461 (46,111,654) 414,519,815
Net realized and unrealized gain (loss) .......................... 11,200,274,313 (55,651,651) 571,695,573
Net increase (decrease) in net assets resulting from operations ........ $12,415,880,289 $(29,675,829) $651,354,184
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin DynaTech Fund Franklin Focused Growth Fund
Six Months Ended
March 31, 2021
(unaudited)
Year Ended
September 30, 2020
Six Months Ended
March 31, 2021
(unaudited)
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(48,029,050) $(37,307,263) $(245,036) $(96,095)
Net realized gain (loss) ............ 246,549,537 (11,782,615) 21,136 616,957
Net change in unrealized appreciation
(depreciation) ................. 2,146,915,474 5,214,814,999 5,035,400 6,946,877
Net increase (decrease) in net
assets resulting from operations . 2,345,435,961 5,165,725,121 4,811,500 7,467,739
Distributions to shareholders:
Class A ........................ — (36,593,390) (319,730) —
Class C ........................ — (5,870,103) (38,815) —
Class R ........................ — (1,018,472) (5,388) —
Class R6 ....................... — (18,942,625) (542) —
Advisor Class ................... — (9,227,766) (143,074) (271,450)
Total distributions to shareholders ..... — (71,652,356) (507,549) (271,450)
Capital share transactions: (Note 2 )
Class A ........................ 666,397,697 1,454,891,535 23,479,660 23,681,349
Class C ........................ 29,515,457 180,005,579 1,733,336 3,472,386
Class R ........................ 13,667,208 31,793,316 (19,666) 636,164
Class R6 ....................... 1,282,136,913 1,809,661,791 490 54,504
Advisor Class ................... 390,485,897 971,781,641 2,850,380 8,733,501
Total capital share transactions ....... 2,382,203,172 4,448,133,862 28,044,200 36,577,904
Net increase (decrease) in net
assets ..................... 4,727,639,133 9,542,206,627 32,348,151 43,774,193
Net assets:
Beginning of period ................ 18,396,834,210 8,854,627,583 48,178,369 4,404,176
End of period ..................... $23,124,473,343 $18,396,834,210 $80,526,520 $48,178,369

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Growth Fund Franklin Income Fund
Six Months Ended
March 31, 2021
(unaudited)
Year Ended
September 30, 2020
Six Months Ended
March 31, 2021
(unaudited)
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $9,425,414 $60,448,577 $1,215,605,976 $2,517,733,786
Net realized gain (loss) ............ 1,109,247,893 1,577,883,876 2,950,383,852 (1,745,655,238)
Net change in unrealized appreciation
(depreciation) ................. 1,649,755,507 2,276,524,662 8,249,890,461 (4,183,159,000)
Net increase (decrease) in net
assets resulting from operations . 2,768,428,814 3,914,857,115 12,415,880,289 (3,411,080,452)
Distributions to shareholders:
Class A ........................ (914,505,600) (533,975,512) (287,279,448) (456,846,261)
Class A1 ....................... — — (895,574,827) (1,983,784,425)
Class C ........................ (64,091,884) (41,241,305) (221,525,787) (576,464,046)
Class R ........................ (32,805,859) (23,492,106) (5,789,147) (12,776,908)
Class R6 ....................... (241,399,632) (159,258,755) (37,706,443) (102,305,422)
Advisor Class ................... (294,899,901) (191,436,704) (278,367,126) (614,533,098)
Total distributions to shareholders ..... (1,547,702,876) (949,404,382) (1,726,242,778) (3,746,710,160)
Capital share transactions: (Note 2 )
Class A ........................ 626,714,799 97,946,521 1,026,248,219 3,477,926,943
Class A1 ....................... — — (2,008,136,425) (3,211,657,147)
Class C ........................ (7,156,074) (92,577,459) (1,211,606,506) (2,917,320,022)
Class R ........................ (40,677,166) (82,247,248) (12,116,172) (18,625,701)
Class R6 ....................... (105,957,522) (26,354,084) (1,111,915,201) (89,580,554)
Advisor Class ................... 48,885,549 (172,809,996) (34,147,851) (943,560,671)
Total capital share transactions ....... 521,809,586 (276,042,266) (3,351,673,936) (3,702,817,152)
Net increase (decrease) in net
assets ..................... 1,742,535,524 2,689,410,467 7,337,963,575 (10,860,607,764)
Net assets:
Beginning of period ................ 18,686,254,441 15,996,843,974 63,665,293,827 74,525,901,591
End of period ..................... $20,428,789,965 $18,686,254,441 $71,003,257,402 $63,665,293,827

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Securities Fund Franklin Utilities Fund
Six Months Ended
March 31, 2021
(unaudited)
Year Ended
September 30, 2020
Six Months Ended
March 31, 2021
(unaudited)
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $25,975,822 $83,651,109 $79,658,611 $160,749,555
Net realized gain (loss) ............ (9,539,997) 28,608,372 157,175,758 408,249,244
Net change in unrealized appreciation
(depreciation) ................. (46,111,654) 36,591,677 414,519,815 (1,191,749,346)
Net increase (decrease) in net
assets resulting from operations . (29,675,829) 148,851,158 651,354,184 (622,750,547)
Distributions to shareholders:
Class A ........................ (12,665,359) (18,115,363) (63,653,855) (25,093,089)
Class A1 ....................... (29,478,109) (74,781,123) (286,363,383) (156,995,208)
Class C ........................ (3,046,388) (8,281,370) (43,419,084) (25,054,946)
Class R ........................ (240,555) (763,817) (6,616,767) (3,626,631)
Class R6 ....................... (4,408,465) (9,736,779) (12,168,657) (7,024,821)
Advisor Class ................... (9,662,022) (23,389,929) (100,670,019) (51,729,682)
Total distributions to shareholders ..... (59,500,898) (135,068,381) (512,891,765) (269,524,377)
Capital share transactions: (Note 2 )
Class A ........................ 30,444,875 763,086,030 64,147,299 305,811,426
Class A1 ....................... (106,907,318) (231,496,873) (20,917,803) (279,454,687)
Class C ........................ (33,695,703) (35,370,433) (43,894,932) (137,173,801)
Class R ........................ (3,316,718) (5,296,773) (3,066,582) (5,101,327)
Class R6 ....................... (32,209,686) (213,464,773) 4,390,740 16,015,666
Advisor Class ................... 125,040,490 (208,817,347) 17,216,621 85,734,447
Total capital share transactions ....... (20,644,060) 68,639,831 17,875,343 (14,168,276)
Net increase (decrease) in net
assets ..................... (109,820,787) 82,422,608 156,337,762 (906,443,200)
Net assets:
Beginning of period ................ 5,246,465,163 5,164,042,555 6,075,690,917 6,982,134,117
End of period ..................... $5,136,644,376 $5,246,465,163 $6,232,028,679 $6,075,690,917

Franklin Custodian Funds

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
March 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end,
as indicated in the Statements of Investments, had been
entered into on March 31, 2021.
d. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
f. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
g. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
h. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or a joint repurchase agreement in the Statements of Assets
and Liabilities. Additionally, the Franklin DynaTech Fund
and Franklin Growth Fund received $42,435,690 and
$71,942,292 respectively, in U.S. Government and Agency
securities as collateral. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent
and/or third-party vendor, is reported separately in the
Statements of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
i. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
j. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional
tax reclaims for previously withheld taxes on dividends
earned in those countries (EU reclaims). These additional
filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected as
other income in the Statements of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statements of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax
1. Organization and Significant Accounting Policies
(continued)
g. Equity-Linked Securities
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
purposes, EU reclaims received by the Funds, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
l. Offering Costs
Offering costs are amortized on a straight line basis over the first twelve months of operations.
m. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
n. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2021
Shares sold
a
................................... 13,146,004 $1,800,457,437 1,323,554 $36,225,865
Shares issued in reinvestment of distributions .......... — — 11,548 311,678
Shares redeemed ............................... (8,297,849) (1,134,059,740) (476,119) (13,057,883)
Net increase (decrease) .......................... 4,848,155 $666,397,697 858,983 $23,479,660
Year ended September 30, 2020
b
Shares sold
a
................................... 28,364,638 $2,769,255,113 1,189,714 $26,508,969
Shares issued in reinvestment of distributions .......... 402,761 34,512,576 — —
Shares redeemed ............................... (14,031,050) (1,348,876,154) (120,097) (2,827,620)
Net increase (decrease) .......................... 14,736,349 $1,454,891,535 1,069,617 $23,681,349
Class C
Class C Shares:
Six Months ended March 31, 2021
Shares sold ................................... 1,804,500 $202,229,851 127,536 $3,492,422
Shares issued in reinvestment of distributions .......... — — 1,441 38,661
Shares redeemed
a
.............................. (1,535,135) (172,714,394) (67,023) (1,797,747)
Net increase (decrease) .......................... 269,365 $29,515,457 61,954 $1,733,336
Year ended September 30, 2020
b
Shares sold ................................... 5,052,306 $403,013,647 166,260 $3,673,808
Shares issued in reinvestment of distributions .......... 80,045 5,663,940 — —
Shares redeemed
a
.............................. (2,834,712) (228,672,008) (8,672) (201,422)
Net increase (decrease) .......................... 2,297,639 $180,005,579 157,588 $3,472,386
Class R
Class R Shares:
Six Months ended March 31, 2021
Shares sold ................................... 326,353 $43,024,798 811 $22,662
Shares issued in reinvestment of distributions .......... — — 198 5,336
Shares redeemed ............................... (222,915) (29,357,590) (1,585) (47,664)
Net increase (decrease) .......................... 103,438 $13,667,208 (576) $(19,666)
Year ended September 30, 2020
b
Shares sold ................................... 796,616 $73,704,539 26,436 $655,110
Shares issued in reinvestment of distributions .......... 12,155 1,008,426 — —
Shares redeemed ............................... (463,145) (42,919,649) (775) (18,946)
Net increase (decrease) .......................... 345,626 $31,793,316 25,661 $636,164
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended March 31, 2021
Shares sold ................................... 15,016,346 $2,154,280,504 — $—
Shares issued in reinvestment of distributions .......... — — 18 490
Shares redeemed ............................... (6,073,810) (872,143,591) — —
Net increase (decrease) .......................... 8,942,536 $1,282,136,913 18 $490
Year ended September 30, 2020
b
Shares sold ................................... 26,515,105 $2,733,712,541 2,591 $54,504
Shares issued in reinvestment of distributions .......... 210,608 18,853,620 — —
Shares redeemed ............................... (9,539,958) (942,904,370) — —
Net increase (decrease) .......................... 17,185,755 $1,809,661,791 2,591 $54,504
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2021
Shares sold ................................... 6,645,583 $944,394,046 134,160 $3,733,327
Shares issued in reinvestment of distributions .......... — — 1,206 32,618
Shares redeemed ............................... (3,883,042) (553,908,149) (33,654) (915,565)
Net increase (decrease) .......................... 2,762,541 $390,485,897 101,712 $2,850,380
Year ended September 30, 2020
Shares sold ................................... 16,461,840 $1,663,036,037 422,071 $8,849,438
Shares issued in reinvestment of distributions .......... 95,164 8,429,619 — —
Shares redeemed ............................... (7,080,222) (699,684,015) (4,849) (115,937)
Net increase (decrease) .......................... 9,476,782 $971,781,641 417,222 $8,733,501
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2021
Shares sold
a
................................... 6,344,011 $861,794,728 1,004,503,456 $2,295,690,041
Shares issued in reinvestment of distributions .......... 6,500,918 849,149,872 116,689,449 258,447,285
Shares redeemed ............................... (8,018,095) (1,084,229,801) (673,146,255) (1,527,889,107)
Net increase (decrease) .......................... 4,826,834 $626,714,799 448,046,650 $1,026,248,219
Year ended September 30, 2020
Shares sold
a
................................... 13,572,097 $1,499,164,158 2,231,805,325 $4,788,946,529
Shares issued in reinvestment of distributions .......... 4,607,922 498,807,566 200,674,952 428,721,746
Shares issued on reorganization (Note 12) ............ 681,606 54,922,873 — —
Shares redeemed ............................... (17,479,810) (1,954,948,076) (820,875,107) (1,739,741,332)
Net increase (decrease) .......................... 1,381,815 $97,946,521 1,611,605,170 $3,477,926,943
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended March 31, 2021
Shares sold ................................... — $— 239,522,602 $545,306,753
Shares issued in reinvestment of distributions .......... — — 370,504,744 819,478,162
Shares redeemed ............................... — — (1,490,735,195) (3,372,921,340)
Net increase (decrease) .......................... — $— (880,707,849) $(2,008,136,425)
Year ended September 30, 2020
Shares sold ................................... — $— 605,114,189 $1,309,458,300
Shares issued in reinvestment of distributions .......... — — 841,814,378 1,814,735,049
Shares redeemed ............................... — — (2,964,479,957) (6,335,850,496)
Net increase (decrease) .......................... — $— (1,517,551,390) $(3,211,657,147)
Class C
Class C Shares:
Six Months ended March 31, 2021
Shares sold ................................... 544,659 $66,230,392 173,164,503 $402,549,828
Shares issued in reinvestment of distributions .......... 540,211 63,145,565 94,490,169 212,205,350
Shares redeemed
a
.............................. (1,120,069) (136,532,031) (790,434,803) (1,826,361,684)
Net increase (decrease) .......................... (35,199) $(7,156,074) (522,780,131) $(1,211,606,506)
Year ended September 30, 2020
Shares sold ................................... 1,134,871 $114,930,143 480,482,839 $1,065,708,701
Shares issued in reinvestment of distributions .......... 395,742 38,913,324 240,566,813 526,881,379
Shares issued on reorganization (Note 12) ............ 131,927 9,642,973 — —
Shares redeemed
a
.............................. (2,489,823) (256,063,899) (2,081,765,774) (4,509,910,102)
Net increase (decrease) .......................... (827,283) $(92,577,459) (1,360,716,122) $(2,917,320,022)
Class R
Class R Shares:
Six Months ended March 31, 2021
Shares sold ................................... 159,963 $21,593,830 9,206,054 $20,625,940
Shares issued in reinvestment of distributions .......... 250,543 32,588,126 2,645,026 5,738,734
Shares redeemed ............................... (705,454) (94,859,122) (17,305,868) (38,480,846)
Net increase (decrease) .......................... (294,948) $(40,677,166) (5,454,788) $(12,116,172)
Year ended September 30, 2020
Shares sold ................................... 438,763 $49,058,513 25,335,822 $53,679,732
Shares issued in reinvestment of distributions .......... 215,326 23,244,460 5,933,815 12,525,310
Shares issued on reorganization (Note 12) ............ 1,379 110,728 — —
Shares redeemed ............................... (1,382,098) (154,660,949) (40,320,807) (84,830,743)
Net increase (decrease) .......................... (726,630) $(82,247,248) (9,051,170) $(18,625,701)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended March 31, 2021
Shares sold ................................... 1,980,403 $268,360,912 54,024,209 $123,207,648
Shares issued in reinvestment of distributions .......... 1,693,860 221,624,576 15,701,109 34,119,688
Shares redeemed ............................... (4,389,979) (595,943,010) (562,432,903) (1,269,242,537)
Net increase (decrease) .......................... (715,716) $(105,957,522) (492,707,585) $(1,111,915,201)
Year ended September 30, 2020
Shares sold ................................... 5,630,222 $626,797,874 105,804,359 $227,268,477
Shares issued in reinvestment of distributions .......... 1,355,970 146,824,455 44,557,746 95,237,499
Shares issued on reorganization (Note 12) ............ 8,606 694,117 — —
Shares redeemed ............................... (7,043,737) (800,670,530) (195,996,222) (412,086,530)
Net increase (decrease) .......................... (48,939) $(26,354,084) (45,634,117) $(89,580,554)
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2021
Shares sold ................................... 2,035,746 $277,159,258 541,201,658 $1,227,181,743
Shares issued in reinvestment of distributions .......... 1,944,247 254,676,846 114,823,620 251,966,198
Shares redeemed ............................... (3,557,117) (482,950,555) (676,359,250) (1,513,295,792)
Net increase (decrease) .......................... 422,876 $48,885,549 (20,333,972) $(34,147,851)
Year ended September 30, 2020
Shares sold ................................... 5,569,885 $622,207,744 1,042,609,514 $2,237,381,151
Shares issued in reinvestment of distributions .......... 1,537,666 166,713,686 258,698,629 552,732,715
Shares issued on reorganization (Note 12) ............ 110,569 8,927,640 — —
Shares redeemed ............................... (8,564,088) (970,659,066) (1,775,265,615) (3,733,674,537)
Net increase (decrease) .......................... (1,345,968) $(172,809,996) (473,957,472) $(943,560,671)
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2021
Shares sold
a
................................... 57,100,736 $346,669,454 9,353,716 $186,462,963
Shares issued in reinvestment of distributions .......... 1,994,707 12,074,655 2,741,916 53,923,239
Shares redeemed ............................... (54,205,534) (328,299,234) (8,836,341) (176,238,903)
Net increase (decrease) .......................... 4,889,909 $30,444,875 3,259,291 $64,147,299
Year ended September 30, 2020
Shares sold
a
................................... 165,446,175 $1,011,564,347 26,610,660 $556,423,424
Shares issued in reinvestment of distributions .......... 2,856,704 17,452,362 1,023,288 21,318,732
Shares redeemed ............................... (43,482,356) (265,930,679) (13,227,827) (271,930,730)
Net increase (decrease) .......................... 124,820,523 $763,086,030 14,406,121 $305,811,426
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended March 31, 2021
Shares sold ................................... 19,249,211 $116,870,620 3,610,387 $71,845,569
Shares issued in reinvestment of distributions .......... 3,973,670 24,066,553 13,316,827 262,043,547
Shares redeemed ............................... (40,841,211) (247,844,491) (17,794,204) (354,806,919)
Net increase (decrease) .......................... (17,618,330) $(106,907,318) (866,990) $(20,917,803)
Year ended September 30, 2020
Shares sold ................................... 52,130,054 $317,814,590 8,112,628 $168,512,761
Shares issued in reinvestment of distributions .......... 10,091,453 61,577,188 6,824,409 142,669,167
Shares redeemed ............................... (100,228,230) (610,888,651) (28,792,932) (590,636,615)
Net increase (decrease) .......................... (38,006,723) $(231,496,873) (13,855,895) $(279,454,687)
Class C
Class C Shares:
Six Months ended March 31, 2021
Shares sold ................................... 9,114,899 $54,984,930 1,157,073 $23,028,557
Shares issued in reinvestment of distributions .......... 494,904 2,973,661 2,161,204 42,332,169
Shares redeemed
a
.............................. (15,234,596) (91,654,294) (5,504,154) (109,255,658)
Net increase (decrease) .......................... (5,624,793) $(33,695,703) (2,185,877) $(43,894,932)
Year ended September 30, 2020
Shares sold ................................... 29,895,894 $181,312,974 4,039,119 $84,267,016
Shares issued in reinvestment of distributions .......... 1,257,443 7,616,309 1,125,133 23,428,018
Shares redeemed
a
.............................. (37,031,228) (224,299,716) (12,031,826) (244,868,835)
Net increase (decrease) .......................... (5,877,891) $(35,370,433) (6,867,574) $(137,173,801)
Class R
Class R Shares:
Six Months ended March 31, 2021
Shares sold ................................... 542,569 $3,294,262 505,576 $10,030,635
Shares issued in reinvestment of distributions .......... 38,875 235,316 336,450 6,597,040
Shares redeemed ............................... (1,128,123) (6,846,296) (983,705) (19,694,257)
Net increase (decrease) .......................... (546,679) $(3,316,718) (141,679) $(3,066,582)
Year ended September 30, 2020
Shares sold ................................... 2,655,852 $16,194,708 1,826,488 $38,608,635
Shares issued in reinvestment of distributions .......... 122,169 745,216 172,297 3,588,892
Shares redeemed ............................... (3,641,431) (22,236,697) (2,311,257) (47,298,854)
Net increase (decrease) .......................... (863,410) $(5,296,773) (312,472) $(5,101,327)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended March 31, 2021
Shares sold ................................... 8,895,115 $54,247,358 1,459,690 $29,209,586
Shares issued in reinvestment of distributions .......... 718,913 4,372,806 611,755 12,142,529
Shares redeemed ............................... (14,909,957) (90,829,850) (1,842,633) (36,961,375)
Net increase (decrease) .......................... (5,295,929) $(32,209,686) 228,812 $4,390,740
Year ended September 30, 2020
Shares sold ................................... 25,475,895 $156,361,081 4,191,939 $89,390,985
Shares issued in reinvestment of distributions .......... 1,576,631 9,666,706 332,307 7,001,051
Shares redeemed ............................... (62,059,954) (379,492,560) (3,907,293) (80,376,370)
Net increase (decrease) .......................... (35,007,428) $(213,464,773) 616,953 $16,015,666
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2021
Shares sold ................................... 43,155,083 $262,577,338 9,301,558 $186,484,263
Shares issued in reinvestment of distributions .......... 1,444,301 8,769,596 4,728,317 93,861,026
Shares redeemed ............................... (24,033,495) (146,306,444) (13,140,359) (263,128,668)
Net increase (decrease) .......................... 20,565,889 $125,040,490 889,516 $17,216,621
Year ended September 30, 2020
Shares sold ................................... 88,283,587 $542,055,380 20,381,545 $427,808,668
Shares issued in reinvestment of distributions .......... 3,609,760 22,075,398 2,288,051 48,162,900
Shares redeemed ............................... (125,578,345) (772,948,125) (19,091,448) (390,237,121)
Net increase (decrease) .......................... (33,684,998) $(208,817,347) 3,578,148 $85,734,447
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period February 14, 2020 (effective date) to September 30, 2020 for Classes A, C, R and R6 of Franklin Focused Growth Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
Franklin Focused Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the
Fund as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $3 billion
0.500% Over $3 billion, up to and including $5 billion
0.450% In excess of $5 billion
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended March 31, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Gross effective investment management fee rate ........ 0.426% 0.700% 0.425%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.373% 0.457% 0.449%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.15% 0.15% 0.15%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,577,756 $22,545 $839,486
CDSC retained ........................... $144,287 $1,027 $45,438
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,041,080 $67,482 $59,222
CDSC retained ........................... $633,984 $146,335 $48,296
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Transfer agent fees ........................ $3,528,235 $47,395 $4,041,240
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended March 31, 2021, investments in affiliated management investment companies were as follows:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $12,064,419 $1,524,435 $1,438,137
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $323,931,348 $1,939,466,001 $(1,855,048,932) $— $— $408,348,417 408,348,417 $1,920
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $72,237,000 $666,459,000 $(652,588,000) $ — $ — $86,108,000 86,108,000 $352
Total Affiliated Securities .... $396,168,348 $2,605,925,001 $(2,507,636,932) $— $— $494,456,417 $2,272
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $2,346,648 $31,080,809 $(32,497,929) $— $— $929,528 929,528 $10
Total Affiliated Securities .... $2,346,648 $31,080,809 $(32,497,929) $— $— $929,528 $10
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $94,207,855 $1,060,989,490 $(1,066,528,993) $— $— $88,668,352 88,668,352 $1,338
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Focused Growth Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $46,871,000 $244,591,000 $(273,017,000) $ — $ — $18,445,000 18,445,000 $142
Total Affiliated Securities .... $141,078,855 $1,305,580,490 $(1,339,545,993) $— $— $107,113,352 $1,480
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $639,000,040 $14,579,572,401 $(13,748,571,471) $— $— $1,470,000,970 1,470,000,970 $7,184
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $23,122,000 $242,140,000 $(250,602,000) — — $14,660,000 14,660,000 $60
Total Affiliated Securities .... $662,122,040 $14,821,712,401 $(13,999,173,471) $— $— $1,484,660,970 $7,244
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $231,583,058 $347,182,678 $(335,222,468) $— $— $243,543,268 243,543,268 $1,616
Total Affiliated Securities .... $231,583,058 $347,182,678 $(335,222,468) $— $— $243,543,268 $1,616
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $5,118,759 $311,167,852 $(298,748,966) $— $— $17,537,645 17,537,645 $75
Total Affiliated Securities .... $5,118,759 $311,167,852 $(298,748,966) $— $— $17,537,645 $75
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.85% based on the average net assets of each class until January 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the
Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2022. Prior to January 31, 2021, for Franklin
Income Fund the Class R6 transfer agent fees were limited to 0.02% based on the average net assets of the class.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended March 31, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2020, Franklin DynaTech Fund deferred late-year ordinary losses of
$32,663,254. Franklin Utilities Fund deferred post-October capital losses of $2,687,886.
At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
DynaTech Fund
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 11,206,556 $ 3,088,1 82 , 791 $ 216,439,565
Long term ............................. — 2,3 4 0 ,556, 642 368,0 57 , 078
Total capital loss carryforwards ............ $11,206,556 $5,428,739,433 $584,496,643
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
a a a a
Cost of investments ....................... $12,233,119,449 $66,721,083 $6,044,360,885
Unrealized appreciation ..................... $10,980,015,152 $13,934,672 $14,467,182,265
Unrealized depreciation ..................... (36,909,206) (323,799) (35,631,105)
Net unrealized appreciation (depreciation) ....... $10,943,105,946 $13,610,873 $14,431,551,160
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, corporate actions, equity-linked securities, wash sales and gains realized on in-
kind shareholder redemptions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2021, were as follows:
At March 31, 2021, in connection with securities lending transactions, the Franklin DynaTech Fund, Franklin Growth Fund, and
Franklin Income Fund loaned equity investments and received $107,019,487, $22,410,473 and $30,761,943 of cash collateral, respectively. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk
At March 31, 2021, Franklin Income Fund had 19.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a a
Cost of investments ....................... $65,199,467,616 $5,042,998,205 $3,191,721,246
Unrealized appreciation ..................... $8,196,737,774 $135,977,415 $3,063,903,827
Unrealized depreciation ..................... (1,983,968,577) (36,894,799) (27,668,102)
Net unrealized appreciation (depreciation) ....... $6,212,769,197 $99,082,616 $3,036,235,725
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Purchases .............................. $4,057,277,873 $37,485,271 $743,066,340
Sales .................................. $1,935,058,066 $8,517,134 $1,548,486,765
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $23,499,912,383 $2,330,242,520 $192,863,868
Sales .................................. $26,758,367,590 $2,493,987,055 $599,537,348
5. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At March 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At March 31, 2021, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the period ended March 31, 2021, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended March 31, 2021, the average month end notional amount of options represented $14,295,714.
See Note 1(e) regarding derivative financial instruments.
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
1,780,600 ArcLight Clean Transition Corp. ................. 1/28/21 $ 17,806,000 $ 29,909,883
4,040,405 Churchill Capital Corp. IV ...................... 2/22/21 60,606,075 60,606,075
756,137 Stripe, Inc. ................................. 3/15/21 30,339,997 30,339,997
Total Restricted Securities (Value is 0.59% of Net Assets) ............. $108,752,072 $120,855,955
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 1,310,000
Total .................... $— $1,310,000
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ...........
Written options $103,232,131 Written options $(9,329,179)
Total .................... $103,232,131 $(9,329,179)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2021, investments in “affiliated companies” were as follows:
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount /Warrants
Held
at End
of Period
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
ArcLight Clean Transition
Corp. ........... $ — $ 17,806,000
a
$ — $ — $ 12,103,883 $ 29,909,883 1,780,600 $ —
Total Affiliated Securities
(Value is 0.1% of Net
Assets) .......... $— $17,806,000 $— $ — $ 12,103,883 $29,909,883 $—
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Chesapeake Energy Corp. — 498,432,872
a
(35,522,969) (36,662,981) 120,548,997 546,795,920 12,601,888 —
Chesapeake Energy Corp.,
2/09/26 .......... — 730,829,174
a
(4,228,584) (9,549,105) (453,538,746) 263,512,738 13,573,087 —
Chesapeake Energy Corp.,
Escrow Account, 144A — 50,000,000
a
— — 3,093,750 53,093,750 50,000,000 456,944
CHS/Community Health
Systems, Inc. ...... — 104,604,374
a
— — 30,595,626 135,200,000 10,000,000 —
Weatherford International
plc ............. 28,665,000 — (13,510,869) (29,389,140) 176,670,009 162,435,000 12,750,000 —
$28,665,000 $1,383,866,420 $(53,262,422) $ (75,601,226) $ (122,630,364) $1,161,037,408 — $ 456,944
Total Affiliated Securities
(Value is 1.6% of Net
Assets) .......... $28,665,000 $1,383,866,420 $(53,262,422) $ (75,601,226) $ (122,630,364) $1,161,037,408 $456,944
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended March 31, 2021, the
Funds did not use the Global Credit Facility.
13. Redemption In-Kind
During the year ended September 30, 2019, the Franklin Growth Fund realized $52,349,028 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 77,545,200 $ — $ — $ 77,545,200
Automobiles .......................... 417,456,250 — — 417,456,250
Banks ............................... 17,994,000 — — 17,994,000
Biotechnology ......................... 305,010,172 82,485,101 — 387,495,273
Capital Markets ........................ 457,050,900 — — 457,050,900
Diversified Consumer Services ............ 94,226,000 — — 94,226,000
Diversified Financial Services ............. 9,679,630 — — 9,679,630
Electric Utilities ........................ 155,000,500 — — 155,000,500
Electronic Equipment, Instruments &
Components ........................ 127,251,200 91,151,248 — 218,402,448
Entertainment ......................... 867,980,941 96,205,078 — 964,186,019
Equity Real Estate Investment Trusts (REITs) . 333,003,000 — — 333,003,000
Health Care Equipment & Supplies ......... 1,444,673,800 — — 1,444,673,800
Health Care Providers & Services .......... 176,018,425 — — 176,018,425
Health Care Technology ................. 580,897,760 — — 580,897,760
Hotels, Restaurants & Leisure ............. 16,801,836 — — 16,801,836
Industrial Conglomerates ................ 80,668,000 — — 80,668,000
Interactive Media & Services .............. 1,763,925,791 413,773,637 — 2,177,699,428
Internet & Direct Marketing Retail .......... 2,837,840,850 196,128,907 — 3,033,969,757
12. Credit Facility
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
IT Services ........................... $ 2,993,617,518 $ 493,105,464 $ — $ 3,486,722,982
Life Sciences Tools & Services ............ 713,388,850 347,015,664 — 1,060,404,514
Media ............................... 189,075,100 — — 189,075,100
Pharmaceuticals ....................... 236,705,000 — — 236,705,000
Professional Services ................... 164,378,000 — — 164,378,000
Road & Rail .......................... 68,137,500 — — 68,137,500
Semiconductors & Semiconductor Equipment . 1,773,052,500 6,381,595 — 1,779,434,095
Software ............................. 4,610,452,418 34,874,790 — 4,645,327,208
Specialty Retail ........................ 136,869,521 — — 136,869,521
Technology Hardware, Storage & Peripherals . 195,440,000 — — 195,440,000
Textiles, Apparel & Luxury Goods .......... 33,222,500 — — 33,222,500
Short Term Investments ................... 494,456,417 43,284,332 — 537,740,749
Total Investments in Securities ........... $21,371,819,579 $1,804,405,816
a
$— $23,176,225,395
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 2,726,490 — — 2,726,490
Capital Markets ........................ 946,734 — — 946,734
Diversified Financial Services ............. 34,897 — — 34,897
Electric Utilities ........................ 1,777,062 — — 1,777,062
Entertainment ......................... 3,678,390 — — 3,678,390
Equity Real Estate Investment Trusts (REITs) . 932,773 — — 932,773
Food & Staples Retailing ................. 1,301,004 — — 1,301,004
Health Care Equipment & Supplies ......... 7,701,429 — — 7,701,429
Health Care Technology ................. 1,771,730 — — 1,771,730
Interactive Media & Services .............. 5,534,183 2,643,004 — 8,177,187
Internet & Direct Marketing Retail .......... 9,530,942 — — 9,530,942
IT Services ........................... 12,385,980 2,454,337 — 14,840,317
Life Sciences Tools & Services ............ — 1,317,063 — 1,317,063
Media ............................... 1,674,592 — — 1,674,592
Personal Products ..................... 916,468 — — 916,468
Professional Services ................... 789,014 — — 789,014
Semiconductors & Semiconductor Equipment . 7,944,982 — — 7,944,982
Software ............................. 13,341,354 — — 13,341,354
Short Term Investments ................... 929,528 — — 929,528
Total Investments in Securities ........... $73,917,552 $6,414,404
b
$— $80,331,956
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 791,404,063 — — 791,404,063
Auto Components ...................... 83,742,671 — — 83,742,671
Beverages ........................... 570,026,747 — — 570,026,747
Biotechnology ......................... 417,164,761 — — 417,164,761
Building Products ...................... 265,713,454 — — 265,713,454
Capital Markets ........................ 672,511,008 — 90,515,958 763,026,966
Chemicals ........................... 478,149,999 — — 478,149,999
Commercial Services & Supplies ........... 63,636,457 — — 63,636,457
Construction Materials .................. 132,171,364 — — 132,171,364
Electric Utilities ........................ 152,732,805 — — 152,732,805
Electrical Equipment .................... 87,975,187 — — 87,975,187
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 575,873,284 $ — $ — $ 575,873,284
Entertainment ......................... 316,315,624 — — 316,315,624
Equity Real Estate Investment Trusts (REITs) . 193,765,880 — — 193,765,880
Food Products ........................ 128,187,003 — — 128,187,003
Health Care Equipment & Supplies ......... 1,204,276,023 — — 1,204,276,023
Health Care Providers & Services .......... 206,579,253 — — 206,579,253
Health Care Technology ................. 79,769,985 — — 79,769,985
Hotels, Restaurants & Leisure ............. 109,751,555 — — 109,751,555
Interactive Media & Services .............. 1,047,968,098 — — 1,047,968,098
Internet & Direct Marketing Retail .......... 1,214,165,275 — — 1,214,165,275
IT Services ........................... 1,242,504,583 132,969,262 — 1,375,473,845
Life Sciences Tools & Services ............ 878,445,617 118,129,107 — 996,574,724
Machinery ............................ 855,310,730 — — 855,310,730
Media ............................... 186,682,955 — — 186,682,955
Personal Products ..................... 26,603,468 — — 26,603,468
Pharmaceuticals ....................... 916,444,334 — — 916,444,334
Professional Services ................... 516,585,483 — — 516,585,483
Road & Rail .......................... 991,748,169 — — 991,748,169
Semiconductors & Semiconductor Equipment . 1,087,967,043 — — 1,087,967,043
Software ............................. 2,979,644,044 — — 2,979,644,044
Technology Hardware, Storage & Peripherals . 1,030,622,791 — — 1,030,622,791
Textiles, Apparel & Luxury Goods .......... 249,165,693 — — 249,165,693
Trading Companies & Distributors .......... 136,014,741 — — 136,014,741
Water Utilities ......................... 103,258,749 — — 103,258,749
Convertible Preferred Stocks ............... — — 30,339,997 30,339,997
Short Term Investments ................... 107,113,352 3,965,473 — 111,078,825
Total Investments in Securities ........... $20,099,992,248 $255,063,842
c
$120,855,955 $20,475,912,045
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 860,204,429 — — 860,204,429
Air Freight & Logistics ................... 282,183,400 — — 282,183,400
Banks ............................... 3,545,217,500 307,265,865 — 3,852,483,365
Beverages ........................... 1,797,480,000 — — 1,797,480,000
Biotechnology ......................... 627,580,000 — — 627,580,000
Capital Markets ........................ 116,490,000 — — 116,490,000
Chemicals ........................... 323,541,000 415,479,445 — 739,020,445
Communications Equipment .............. 672,230,000 — — 672,230,000
Diversified Telecommunication Services ..... 2,374,588,351 — — 2,374,588,351
Electric Utilities ........................ 4,239,280,000 — — 4,239,280,000
Energy Equipment & Services ............. 248,275,000 — — 248,275,000
Equity Real Estate Investment Trusts (REITs) . 58,975,000 — — 58,975,000
Food & Staples Retailing ................. 135,830,000 — — 135,830,000
Food Products ........................ — 445,952,748 — 445,952,748
Health Care Providers & Services .......... 601,626,000 — — 601,626,000
Health Care Technology ................. 24,420,000 — — 24,420,000
Household Products .................... 1,354,300,000 — — 1,354,300,000
Industrial Conglomerates ................ — 410,743,941 — 410,743,941
Insurance ............................ 607,900,000 389,085,379 — 996,985,379
IT Services ........................... 597,937,620 — — 597,937,620
Metals & Mining ....................... 543,550,000 — — 543,550,000
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Multiline Retail ........................ $ — $ 95,725 $ — $ 95,725
Multi-Utilities .......................... 2,165,993,949 — — 2,165,993,949
Oil, Gas & Consumable Fuels ............. 4,490,035,921 — — 4,490,035,921
Personal Products ..................... — 557,917,148 — 557,917,148
Pharmaceuticals ....................... 3,684,425,000 1,146,045,946 — 4,830,470,946
Road & Rail .......................... 404,452,350 — — 404,452,350
Semiconductors & Semiconductor Equipment . 653,171,090 — — 653,171,090
Specialty Retail ........................ 305,250,000 — — 305,250,000
Tobacco ............................. 863,400,000 114,014,864 — 977,414,864
Wireless Telecommunication Services ....... — 91,165,582 — 91,165,582
Equity-Linked Securities ................... — 14,054,298,294 — 14,054,298,294
Convertible Preferred Stocks :
Banks ............................... 279,600,000 — — 279,600,000
Capital Markets ........................ 89,977,500 — — 89,977,500
Chemicals ........................... 24,520,000 — — 24,520,000
Electric Utilities ........................ 1,090,381,500 — — 1,090,381,500
Health Care Equipment & Supplies ......... 64,760,000 — — 64,760,000
Machinery ............................ 94,578,200 — — 94,578,200
Multi-Utilities .......................... 454,192,740 — — 454,192,740
Semiconductors & Semiconductor Equipment . 339,132,700 — — 339,132,700
Thrifts & Mortgage Finance ............... — 79,688,392 — 79,688,392
Preferred Stocks ........................ 54,075,307 — — 54,075,307
Warrants .............................. 263,512,738 — — 263,512,738
Convertible Bonds ....................... — 116,462,500 — 116,462,500
Corporate Bonds ........................ — 16,319,234,984 — 16,319,234,984
Index-Linked Notes ...................... — 85,046,250 — 85,046,250
Senior Floating Rate Interests ............... — 23,741,566 — 23,741,566
U.S. Government and Agency Securities ....... — 532,764,648 — 532,764,648
Asset-Backed Securities .................. — 59,621,250 — 59,621,250
Mortgage-Backed Securities ................ — 377,998,328 — 377,998,328
Escrows and Litigation Trusts ............... — 53,093,750 — 53,093,750
Short Term Investments ................... 1,484,660,970 16,101,943 — 1,500,762,913
Total Investments in Securities ........... $35,817,728,265 $35,595,818,548
d
$— $71,413,546,813
Liabilities:
Other Financial Instruments:
Options written .......................... $ 1,310,000 $ — $ — $ 1,310,000
$— $— $— $—
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 19,837,246 — 19,837,246
Mortgage-Backed Securities ................ — 4,878,700,307 — 4,878,700,307
Short Term Investments ................... 243,543,268 — — 243,543,268
Total Investments in Securities ........... $243,543,268 $4,898,537,553 $— $5,142,080,821
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 59,746,976 — 59,746,976
Electric Utilities ........................ 3,626,339,035 — — 3,626,339,035
Gas Utilities .......................... 167,312,500 — — 167,312,500
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Utilities Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Independent Power and Renewable Electricity
Producers .......................... $ 44,200,000 $ — $ — $ 44,200,000
Multi-Utilities .......................... 1,883,182,741 176,089,159 — 2,059,271,900
Oil, Gas & Consumable Fuels ............. 105,458,000 25,079,076 — 130,537,076
Water Utilities ......................... 78,312,500 38,329,623 — 116,642,123
Corporate Bonds ........................ — 6,369,716 — 6,369,716
Short Term Investments ................... 17,537,645 — — 17,537,645
Total Investments in Securities ........... $5,922,342,421 $305,614,550
f
$— $6,227,956,971
a
Includes foreign securities valued at $1,761,121,484, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
b
Includes foreign securities valued at $6,414,404, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $251,098,369, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $3,877,670,918, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Statement of Investments.
f
Includes foreign securities valued at $239,497,858, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

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Abbreviations
Selected Portfolio
ADR American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
NYRS New York Registry Shares

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Board Approval of Investment
Management Agreements
FRANKLIN CUSTODIAN FUNDS
Franklin Dynatech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Custodian Funds
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the

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Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in a Performance Universe.
The Board also considered the performance returns for the
Franklin Income Fund in comparison to the performance
returns of a customized peer group (Performance
Customized Peer Group) selected by the Manager. The
Board further reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin DynaTech Fund – The Performance Universe for
the Fund included the Fund and all retail and institutional
multi-cap growth funds. The Board noted that the Fund’s
annualized total return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best)
of its Performance Universe. The Board concluded that the
Fund’s performance was satisfactory.
Franklin Focused Growth Fund – The Performance Universe
for the Fund included the Fund and all retail and institutional large-cap growth funds. The Board noted that the Fund’s
annualized total return for the one- and three-year periods
was above the median and in the first quintile (best) of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Growth Fund – The Performance Universe for
the Fund included the Fund and all retail and institutional
multi-cap growth funds. The Board noted that the Fund’s
annualized total return for the one- and three-year periods
was below the median of its Performance Universe, but for
the five- and 10-year periods was above the median of its
Performance Universe. The Board discussed the Fund’s
performance with management and management explained
that the Fund is a conservatively managed growth fund
relative to other multi-cap growth funds, which outperformed the Fund and had higher exposure to information technology,
communication services and consumer discretionary.
Management further explained that the primary detractor
from the Fund’s performance relative to peers was the
Fund’s higher weighting in industrial stocks which had been
particularly weak during the one-year period. The Board
noted management’s steps to address the underperformance
of the Fund, including specific changes to the Fund’s
portfolio holdings. The Board also noted that, while below
the median, the Fund’s one- and three-year annualized
total return was 28.23% and 17.13%, respectively. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period,
and management’s efforts should continue to be closely
monitored.
Franklin Income Fund – The Performance Universe for the
Fund included the Fund and all retail and institutional flexible portfolio funds. The Performance Customized Peer Group
for the Fund included funds sorted by trailing 12-month yield and set to be top quartile (highest yield). The Board noted
that the Fund’s annualized income returns for the one-,
three-, five- and 10-year periods were above the medians
and in the first quintile (best) of its Performance Universe and Performance Customized Peer Group. The Board also
noted that the Fund’s annualized total return for the one-
, three- and five-year periods was below the median of
its Performance Universe, but for the 10-year period was
above the median of its Performance Universe. The Board
further noted that the Fund’s annualized total return for the three-year period was below the median of its Performance
Customized Peer Group, but for the one-, five- and 10-
year periods was above the median of its Performance
Customized Peer Group. The Board considered that the
income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. Given the Fund’s income-oriented
investment objective, the Board concluded that the Fund’s
performance was satisfactory.

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Franklin U.S. Government Securities Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional Government National Mortgage
Association (Ginnie Mae) funds. The Board noted that
the Fund’s annualized income return for the one-, three-,
five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board considered that the income-oriented
investment objective of the Fund is the primary focus for the
Fund’s portfolio management team and that the evaluation
of the Fund’s performance relative to the Fund’s peers
on an annualized income return basis is consistent with
investor expectations and the Fund’s investment goals.
Given the Fund’s income-oriented investment objective and
conservative policy of investing substantially all of its assets in Ginnie Mae obligations, the Board concluded that the
Fund’s performance was satisfactory.
Franklin Utilities Fund – The Performance Universe for
the Fund included the Fund and all retail and institutional
utility funds. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return
for the one- and three-year periods was below the median
of its Performance Universe, but for the five- and 10-year
periods was above the median of its Performance Universe.
The Board discussed the Fund’s annualized total return
performance with management and management explained
that the Fund invests at least 80% of its net assets in the
securities of public utilities companies, whereas peers
have less exposure to the utilities sector and benefitted
from the performance of their non-utilities sector holdings.
The Board noted management’s steps to address the
underperformance of the Fund, including making specific
changes to the Fund’s portfolio holdings, and that the
Fund had positive annualized total return for all reporting
periods. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period, and management’s efforts should continue to be
closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
each Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Franklin Income
Fund, Franklin U.S. Government Securities Fund and
Franklin Utilities Fund and for Class A shares for the Franklin
DynaTech Fund and Franklin Growth Fund and for each
other fund in the applicable Expense Group. In addition,
the actual total expense ratio was shown for Advisor Class
shares for the Franklin Focused Growth Fund and for Class
K6 shares, Class I shares, Class N Shares, Class P shares
or Institutional Class shares for each other fund in the Fund’s
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
Franklin DynaTech Fund, Franklin Growth Fund, Franklin
Income Fund and Franklin Utilities Fund – The Expense
Group for each of the Franklin DynaTech Fund and Franklin
Growth Fund included the respective Fund and 10 other
multi-cap growth funds. The Expense Group for the Franklin
Income Fund included the Fund and nine other flexible
portfolio funds. The Expense Group for the Franklin Utilities
Fund included the Fund and six other utility funds. The Board noted that the Management Rates and actual total expense
ratios for the Funds were below the medians of their
respective Expense Groups. The Board concluded that the
Management Rates charged to the Funds are reasonable.
Franklin Focused Growth Fund – The Expense Group for
the Fund included the Fund and 12 other large-cap growth
funds. The Board noted that the Management Rate for the
Fund was 5 basis points above the median of its Expense
Group. The Board also noted that the actual total expense

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ratio for the Fund was 7.5 basis points above the median
of its Expense Group and reflected a fee waiver from
management. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Franklin U.S. Government Securities Fund – The Expense
Group for the Fund included the Fund, five other Ginnie
Mae funds, and six US mortgage funds. The Board noted
that the Management Rate for the Fund was less than 2
basis points above the median of its Expense Group. The
Board also noted that the actual total expense ratio for the
Fund was below the median and in the first quintile (least
expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into
the profitability analysis beginning next year. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Franklin Focused Growth Fund does not have an asset size
that would likely enable the Fund to achieve economies of
scale. The Board concluded that to the extent economies
of scale may be realized by the Manager and its affiliates,
each Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.

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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, the
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FCF S 05/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Custodian Funds
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee

of Listed Registrants.  N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer
section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CUSTODIAN FUNDS

By _  S\Matthew T. Hinkle ______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __ S\Matthew T. Hinkle _____________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2021

By ___S\Robert G. Kubilis __________________
      Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date  May 26, 2021